As filed with the Securities and Exchange
                          Commission on August 6, 2008

                                                               File Nos. 33-7812
                                                                       811-04791

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF l933

                           Pre-Effective Amendment No.

                        Post-Effective Amendment No. 39                    X

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF l940

                                Amendment No.41                             X

                  ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                       Kathleen K. Clarke Seward & Kissel
                             LLP 1200 G Street, N.W.
                                    Suite 350
                              Washington, DC 20005

It is proposed that this filing will become effective (check appropriate box)

     [X]  immediately upon filing pursuant to paragraph (b)
     [_]  on (date) pursuant to paragraph (b)
     [_]  60 days after filing pursuant to paragraph (a)
     [_]  on (date) pursuant to paragraph (a)
     [_]  75 days after filing pursuant to paragraph (a)(2)
     [_]  on (date) pursuant to paragraph (a)(2) of Rule 485.

[LOGO]

                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME PORTFOLIOS
                                                             -National Portfolio
                                                           -California Portfolio
                                                             -New York Portfolio
--------------------------------------------------------------------------------
Supplement dated August 6, 2008 to the Prospectus dated February 1, 2008 of the AllianceBernstein Municipal Income Fund, Inc. offering Class A, Class B and Class C shares of National Portfolio, Insured National Portfolio, California Portfolio, Insured California Portfolio and New York Portfolio (the "Portfolios").

                                    * * * * *

              Changes in Fee Waivers and/or Expense Reimbursements

Effective January 1, 2009, new fee waivers and/or expense reimbursements will be implemented for National Portfolio, New York Portfolio and California Portfolio. Under the new arrangement, the Adviser has contractually agreed to waive its fees and bear certain expenses so that total operating expenses of the Portfolios do not exceed .75% for Class A shares, 1.45% for Class B shares, 1.45% for Class C shares and .45% for Advisor Class shares. This represents a decrease in the fee waivers and/or expense reimbursements for National Portfolio and New York Portfolio, which currently limit operating expenses to, respectively, .68% for Class A shares and 1.38% for Class B and Class C shares, and .58% for Class A shares and 1.28% for Class B and C shares and an increase in the fee waiver and/or expense reimbursement for California Portfolio, which currently limit operating expenses to .77% for Class A shares and 1.47% for Class B and C shares. This contractual agreement extends through the end of the Portfolios' fiscal year and may be extended by the Adviser for additional one-year terms.

                                    * * * * *

                        Addition of Advisor Class Shares

Effective August 6, 2008, the Portfolios will offer Advisor Class shares in addition to their currently offered Class A, Class B and Class C shares.

The following table replaces the Performance Table in the Prospectus for each
Portfolio:

PERFORMANCE TABLE:  NATIONAL PORTFOLIO
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2007)
--------------------------------------------------------------------------------

                                                       1 Year  5 Years  10 Years
--------------------------------------------------------------------------------
Class A**
                 Return Before Taxes                   -2.41%   3.94%    3.75%
                 ---------------------------------------------------------------
                 Return After Taxes on Distributions   -2.41%   3.89%    3.66%
                 ---------------------------------------------------------------
                 Return After Taxes on Distributions
                 and Sale of Portfolio Shares          -0.10%   4.01%    3.82%
                 ---------------------------------------------------------------
Class B          Return Before Taxes                   -1.73%   4.12%    3.77%
--------------------------------------------------------------------------------
Class C          Return Before Taxes                    0.22%   4.11%    3.48%
--------------------------------------------------------------------------------
Advisor Class*** Return Before Taxes                    2.20%   5.15%    4.51%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond
Index+                                                  3.36%   4.30%    5.18%
--------------------------------------------------------------------------------


PERFORMANCE TABLE:  CALIFORNIA PORTFOLIO
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2007)
--------------------------------------------------------------------------------

                                                       1 Year  5 Years  10 Years
--------------------------------------------------------------------------------

Class A**
                 Return Before Taxes                   -2.17%   3.54%    4.16%
                 ---------------------------------------------------------------
                 Return After Taxes on Distributions   -2.18%   3.51%    4.11%
                 ---------------------------------------------------------------
                 Return After Taxes on Distributions
                 and Sale of Portfolio Shares          -0.02%   3.64%    4.19%
                 ---------------------------------------------------------------
Class B          Return Before Taxes                   -1.39%   3.71%    4.18%
--------------------------------------------------------------------------------
Class C          Return Before Taxes                    0.57%   3.71%    3.89%
--------------------------------------------------------------------------------
Advisor Class*** Return Before Taxes                    2.47%   4.75%    4.93%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond
Index+                                                  3.36%   4.30%    5.18%
--------------------------------------------------------------------------------

PERFORMANCE TABLE:  NEW YORK PORTFOLIO
--------------------------------------------------------------------------------

Average Annual Total Returns*
(For the periods ended December 31, 2007)
--------------------------------------------------------------------------------

                                                       1 Year  5 Years  10 Years
--------------------------------------------------------------------------------
Class A**
                 Return Before Taxes                   -1.71%   3.71%    4.15%
                 ---------------------------------------------------------------
                 Return After Taxes on Distributions   -1.72%   3.71%    4.12%
                 ---------------------------------------------------------------
                 Return After Taxes on Distributions
                 and Sale of Portfolio Shares           0.27%   3.83%    4.21%
                 ---------------------------------------------------------------
Class B          Return Before Taxes                   -1.02%   2.90%    4.13%
--------------------------------------------------------------------------------
Class C          Return Before Taxes                    0.94%   3.90%    3.85%
--------------------------------------------------------------------------------
Advisor Class*** Return Before Taxes                    2.94%   4.94%    4.91%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond
Index+                                                  3.36%   4.30%    5.18%
--------------------------------------------------------------------------------

----------
* Average annual total returns reflect imposition of the maximum front-end or contingent deferred sales charges as well as conversion of Class B shares to Class A shares after the applicable period.

**   After-tax Returns:

     -- Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;
     -- Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and
     -- Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

*** Inception date for Advisor Class shares: 8/06/2008. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Portfolio's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.

+    Reflects no deduction for fees, expenses or taxes.

The following information replaces the "Shareholder Fees (fees paid directly from your investment)" table under the heading "Fees and Expenses of the Portfolios."

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                        Advisor
                                       Class A    Class B    Class C     Class
                                        Shares    Shares      Shares     Shares
--------------------------------------------------------------------------------

Maximum Sales Charge (Load)
  Imposed on Purchases
  (as a percentage
  of offering price)                    4.25%(a)   None       None        None

Maximum Deferred Sales Charge (Load)
  (as a percentage of original
  purchase price or redemption
  proceeds, whichever is lower)         None(a)    3.00%(a)*  1.00%(a)**  None

Exchange Fee                            None       None       None        None

----------
(a)  Class  A  sales   charges   may  be  reduced  or   eliminated   in  certain
     circumstances, typically for large purchases and for certain group retirement plans. In some cases, however, a 1%, 1-year contingent deferred sales charge or CDSC may apply to Class A shares. CDSCs for Class A, Class B and Class C shares may also be subject to waiver in certain circumstances. See "Investing in the Portfolios--CDSC Waivers and Other Programs" in this Prospectus and "Purchase of Shares" in the Statement of Additional Information or SAI.

* Class B Shares automatically convert to Class A Shares after 6 years. For Class B shares the CDSC decreases 1.00% annually to 0% after the 3rd year.

**   For Class C shares, the CDSC is 0% after the first year.

The following information replaces the "ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets) and EXAMPLES" tables for each Portfolio in the Prospectus.

National Portfolio

                               Operating Expenses
--------------------------------------------------------------------------------

                             Class A     Class B     Class C    Advisor Class
                             -------     -------     -------    -------------

Management Fees               .45%        .45%         .45%       .45%

Distribution and/or
 Service (12b-1) Fees         .30%       1.00%        1.00%       None

Other Expenses

   Transfer Agent             .06%        .08%         .07%       .06%

   Other Expenses             .11%        .10%         .10%       .11%
                             ------      ------       ------      ------

Total Other Expenses          .17%        .18%         .17%       .17%
                             ------      ------       ------      ------
Total Portfolio
 Operating Expenses           .92%       1.63%        1.62%       .62%
                             ------      ------       ------      ------

Waiver and/or Expense
   Reimbursement (a)         (.24)%      (.25)%       (.24)%     (.24)%
                             ------      ------       ------      ------

Net Expenses                  .68%       1.38%        1.38%       .38%
                             ======      ======       ======      ======

                                    Examples
--------------------------------------------------------------------------------
                                                                         Advisor
                 Class A   Class B+   Class B++    Class C+   Class C++   Class
                 -------   --------   ---------    --------   ---------   -----

After 1st year     $493       $438      $138         $238       $138       $39
After 3 years*     $684       $587      $487         $485       $485      $174
After 5 years*     $892       $861      $861         $856       $856      $321
After 10 years*  $1,489     $1,545    $1,545       $1,899     $1,899      $750

California Portfolio

                               Operating Expenses
--------------------------------------------------------------------------------

                             Class A     Class B     Class C    Advisor Class
                             -------     -------     -------    -------------

Management Fees              .45%         .45%         .45%       .45%

Distribution and/or
 Service (12b-1) Fees        .30%        1.00%        1.00%       None

Other Expenses

   Transfer Agent            .04%         .05%         .04%       .04%

   Other Expenses            .06%         .06%         .06%       .06%
                             ------      ------       ------      ------

Total Other Expenses         .10%         .11%         .10%       .10%
                             ------      ------       ------      ------

Total Portfolio
 Operating Expenses          .85%        1.56%        1.55%       .55%
                             ------      ------       ------      ------

Waiver and/or Expense
 Reimbursement (a)          (.08)%       (.09)%       (.08)%     (.08)%
                             ------      ------       ------      ------

Net Expenses                 .77%        1.47%        1.47%       .47%
                             ======      ======       ======      ======

                                    Examples
--------------------------------------------------------------------------------
                                                                         Advisor
                 Class A   Class B+   Class B++    Class C+   Class C++   Class
                 -------   --------   ---------    --------   ---------   -----

After 1st year     $500       $450      $150         $250       $150       $48
After 3 years*     $677       $584      $484         $482       $482      $168
After 5 years*     $869       $841      $841         $837       $837      $299
After 10 years*  $1,422     $1,482    $1,482       $1,839     $1,839      $681

New York Portfolio

                               Operating Expenses
--------------------------------------------------------------------------------

                             Class A     Class B     Class C    Advisor Class
                             -------     -------     -------    -------------

Management Fees              .45%         .45%         .45%       .45%

Distribution and/or
 Service (12b-1) Fees        .30%        1.00%        1.00%       None

Other Expenses

   Transfer Agent            .05%         .07%         .06%       .05%

   Other Expenses            .10%         .09%         .09%       .10%
                             ------      ------       ------      ------

Total Other Expenses         .15%         .16%         .15%       .15%
                             ------      ------       ------      ------

Total Portfolio
 Operating Expenses          .90%        1.61%        1.60%       .60%
                             ------      ------       ------      ------

Waiver and/or Expense
   Reimbursement (a)        (.32)%       (.33)%       (.32)%     (.32)%
                             ------      ------       ------      ------

Net Expenses                 .58%        1.28%        1.28%       .28%
                             ======      ======       ======      ======

                                    Examples
--------------------------------------------------------------------------------
                                                                         Advisor
                 Class A   Class B+   Class B++    Class C+   Class C++   Class
                 -------   --------   ---------    --------   ---------   -----

After 1st year     $482       $430      $130         $230       $130      $29
After 3 years*     $669       $576      $476         $474       $474      $159
After 5 years*     $872       $845      $845         $841       $841      $302
After 10 years*  $1,458     $1,518    $1,518       $1,873     $1,873      $717

----------
+ Assumes redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.

++ Assumes no redemption at end of period and, with respect to shares held 10 years, conversion of Class B shares to Class A shares after 6 years.

* These examples assume that the Adviser's agreement to waive advisory fees and/or reimburse portfolio operating expenses is not extended beyond its current period.

(a) The Adviser has contractually agreed to waive a portion of its advisory fee and/or reimburse this Portfolio for a portion of its operating expenses. This waiver extends through the Portfolio's current fiscal year. Effective January 1, 2009 the fee waiver and/or expense reimbursements will limit operating expenses to .75% for Class A shares, 1.45% for Class B shares, 1.45% for Class C shares and .45% for Advisor Class shares. This waiver extends through the end of the Portfolio's fiscal year and may be extended by the Adviser for additional one-year terms.

                                   * * * * *

The following information replaces the first paragraph under the heading "Investing in the Portfolios."

This section discusses how to buy, sell or redeem, or exchange different classes of shares in a Portfolio that are offered in this Prospectus. The Portfolios offer three classes of shares through this Prospectus except for National Portfolio, California Portfolio, and New York Portfolio, which offer four classes of shares through this Prospectus.

The following information is added under the heading "Investing in the Portfolios - How to Buy Shares."

Advisor Class Shares

You may purchase Advisor Class shares through your financial advisor at NAV. Advisor Class shares may be purchased and held solely:

o through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI;

o through a defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least $10,000,000 in assets and that purchases shares directly without the involvement of a financial intermediary; and

o by investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

The Portfolios' SAI has more detailed information about who may purchase and hold Advisor Class shares.

The following information replaces the first paragraph under the heading "Investing in the Portfolios - The Different Share Class Expenses."

This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service (Rule 12b-1) fees, initial sales charges and/or CDSCs. Please see below for a discussion of how CDSCs are calculated. If you are not eligible to buy Advisor Class shares, you will need to choose among Class A, Class B and Class C shares. Only Class A shares offer Quantity Discounts, as described below under "Sales Charge Reduction Programs."

The following information replaces the first paragraph and table under the heading "Investing in the Portfolios - The Different Share Class Expenses - Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees."

Asset-Based Sales Charges or Distribution  and/or Service (Rule 12b-1) Fees

Each Portfolio has adopted plans under Commission Rule 12b-1 that allow the Portfolio to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of the Portfolio's shares is:

                                            Distribution and/or Service
                                               (Rule 12b-1) Fee (As a
                                              Percentage of Aggregate
                                             Average Daily Net Assets)
                                             -------------------------

Class A                                                .30%
Class B                                               1.00%
Class C                                               1.00%
Advisor Class                                         None

The following information is added under the heading "Investing in the Portfolios - The Different Share Class Expenses - Asset-Based Sales Charges or istribution and/or Service (Rule 12b-1) Fees."

Advisor Class Shares - Fee Based Program Alternative

You may purchase Advisor Class shares through your financial advisor. Advisor Class shares are not subject to any initial or contingent sales charges. However, when you purchase Advisor Class shares through your financial advisor, your financial advisor may charge a fee. Advisor Class shares are not available to everyone. See "How to Buy Shares" above.

The following information replaces the paragraph under the heading "Investing in the Portfolios - The "Pros" and "Cons" of Different Share Classes - Other."

Other

A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, or other financial intermediary, with respect to the purchase, sale, or exchange of Class A, Class B, Class C or Advisor Class shares made through your financial advisor. The financial intermediaries or your fee-based program also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by the Portfolios, including requirements as to the minimum initial and subsequent investment amounts.

The following information is added under the heading "Investing in the Portfolios - Payments to Financial Advisors and Their Firms."

In the case of Advisor Class shares, your financial advisor may charge ongoing fees or transactional fees.

The  following   information  is  added  above  the  section   titled   "General
Information."

CONVERSION FEATURE
--------------------------------------------------------------------------------

As described above, Advisor Class shares may be held solely through certain fee-based program accounts and employee benefit plans, and by investment advisory clients of, and certain persons associated with, the Adviser and its affiliates or the Portfolios. If a holder of Advisor Class shares (i) ceases to participate in the fee-based program or plan, or (ii) is otherwise no longer eligible to purchase Advisor Class shares (each a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the same Portfolio. The Portfolio will provide the shareholder with at least 30 days advance notice of such conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative NAV of the two classes and without the imposition of any sales load, fee or other charge. Class A shares have a higher expense ratio, may pay lower dividends, and may have a lower NAV than Advisor Class shares.

The following information is added as the last sentence under the introductory paragraph under the heading "Financial Highlights."

There is no financial information available for the Advisor Class shares of National Portfolio, California Portfolio, or New York Portfolio, as these shares were not offered prior to August 6, 2008.

                                    * * * * *

This Supplement should be read in conjunction with the Prospectus for the Portfolios.

You should retain this Supplement with your Prospectus for future reference.

----------
AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

SK 00250 0151 891302 v5

[LOGO]
ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

--------------------------------------------------------------------------------

c/o AllianceBernstein Investor Services, Inc.
P.O. Box 786003, San Antonio, Texas 78278-6003
Toll Free: (800) 221-5672
For Literature: Toll Free (800) 227-4618

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION
                  February 1, 2008 (as revised August 6, 2008)

--------------------------------------------------------------------------------

          This Statement of Additional Information ("SAI") is not a prospectus but supplements and should be read in conjunction with the current prospectus, dated February 1, 2008 (as supplemented August 6, 2008), for the National Portfolio, Insured National Portfolio, California Portfolio, Insured California Portfolio and New York Portfolio (each a "Portfolio" and together, the "Portfolios") of the AllianceBernstein Municipal Income Fund, Inc. (the "Fund") that offers the Class A, Class B and Class C shares of Insured National Portfolio and Insured California Portfolio, and Class A, Class B, Class C and Advisor Class shares of National Portfolio, California Portfolio and New York Portfolio (the "Prospectus"). Financial statements for the Fund for the year ended October 31, 2007 are included in the Fund's annual report to shareholders and are incorporated into this SAI by reference. Copies of the Prospectus and the Fund's annual report may be obtained by contacting AllianceBernstein Investor Services, Inc. ("ABIS") at the address or the "For Literature" telephone number shown above.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
Description of the Portfolios..................................................2
Management of the Fund.......................................................
Expenses of the Fund.........................................................
Purchase of Shares...........................................................
Redemption and Repurchase of Shares..........................................
Shareholder Services.........................................................
Net Asset Value..............................................................
Dividends, Distributions and Taxes...........................................
Portfolio Transactions.......................................................
General Information..........................................................
Financial Statements and Report of Independent Registered Public
Accounting Firm..............................................................
Appendix A: Bond and Commercial Paper Ratings................................A-1

----------
AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

--------------------------------------------------------------------------------

                          DESCRIPTION OF THE PORTFOLIOS

--------------------------------------------------------------------------------

          The Fund is an open-end investment company comprised of the diversified California, New York, National and Insured National Portfolios and the non-diversified Insured California Portfolio. The following investment policies and restrictions supplement, and should be read in conjunction with, the information regarding the investment objectives, policies and restrictions of each Portfolio set forth in the Prospectus. Except as otherwise noted, each Portfolio's investment policies are not designated "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act") and may be changed by the Board of Directors of the Fund with respect to a Portfolio without approval of the shareholders of such Portfolio.

          Whenever any investment policy or restriction states a percentage of the Portfolio's assets that may be invested in any security or other asset, it is intended that such percentage limitation be determined immediately after and as a result of the Portfolio's acquisition of such securities or other assets. Accordingly, any later increases or decreases in percentage beyond the specified limitation resulting from a change in values or net assets will not be considered a violation of this percentage limitation.

          Each State Portfolio may invest in municipal securities issued by governmental entities (for example, U.S. territories) outside the named state if the municipal securities generate interest exempt from federal income tax and personal income tax in the named state. When the Adviser believes that municipal securities of the named state that meet a State Portfolio's quality standards are not available, any State Portfolio may invest up to 20% of its total assets in securities whose interest payments are only federally tax-exempt.

          The term "net assets," as used in this SAI, means net assets plus any borrowings.

National and Insured National Portfolios
----------------------------------------

          As a matter of fundamental policy, the National Portfolio and Insured National Portfolio are diversified as defined in the 1940 Act. As a matter of fundamental policy, the National Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities with interest which is exempt from federal income tax. For purposes of this policy, net assets include any borrowings for investment purposes. The National Portfolio invests principally in a diversified portfolio of municipal securities with interest that is wholly exempt from federal income taxes except when received by a shareholder who is subject to the Alternative Minimum Tax ("AMT").

          As a matter of fundamental policy, the Insured National Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities with interest which is exempt from federal income tax, including the AMT. The Insured National Portfolio invests, under normal circumstances, at least 80% of its net assets in insured securities. This policy may not be changed without 60 days' prior written notice to shareholders. For purposes of these policies, net assets include any borrowings for investment purposes. The Insured National Portfolio invests principally in a diversified portfolio of AMT-Exempt bonds that also are insured securities.

          The National and Insured National Portfolios may invest 25% or more of their total assets in municipal securities whose issuers are located in the same state. The investment policies of the Insured National Portfolio differ from those of the National Portfolio in two respects:

          - whereas the National Portfolio invests (and is permitted to invest without limit) in AMT-Subject bonds, the Insured National Portfolio invests principally in AMT-Exempt bonds; and

          - as described above, the Insured National Portfolio normally invests at least 80% of its net assets in insured securities.

State Portfolios
----------------

          The Insured California Portfolio is non-diversified. As a matter of fundamental policy, each of the California Portfolio and New York Portfolio is diversified as defined in the 1940 Act. Each State Portfolio invests principally in municipal securities substantially all the interest from which (and substantially all the related dividends to shareholders) is exempt from federal income tax and from personal income tax in the named State. Normally, substantially all of the total assets of each State Portfolio will be invested in municipal securities of the named state. Each State Portfolio, other than the Insured California Portfolio, may invest without limit in AMT-Subject bonds.

          Each State Portfolio also may invest in municipal securities issued by governmental entities (for example, U.S. territories) outside the named State if such municipal securities generate interest exempt from federal income tax and personal income tax in the named State. When AllianceBernstein L.P. (the "Adviser") believes that municipal securities of the named State that meet the Portfolio's quality standards are not available, the Portfolio may invest in securities whose interest payments are only federally tax-exempt.

          California and Insured California Portfolios. As a matter of fundamental policy, the California Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities with interest which is exempt from federal income tax and at least 80% of its net assets in municipal securities of California or municipal securities with interest which is otherwise exempt from California state income tax. For purposes of these policies, net assets include any borrowings for investment purposes.

          As a matter of fundamental policy, the Insured California Portfolio invests, under normal circumstances, at least (i) 80% of its net assets in municipal securities with interest which is exempt from federal income tax, including the AMT and (ii) 80% of its net assets in municipal securities of California or municipal securities with interest which is otherwise exempt from California state income tax. The Portfolio invests, under normal circumstances, at least 80% of its net assets in insured securities. This policy may not be changed without 60 days' prior written notice to shareholders. For purposes of this policy, and the fundamental policies above, net assets include any borrowings for investment purposes.

          New York Portfolio. As a matter of fundamental policy, the New York Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities with interest which is exempt from federal income tax and at least 80% of its net assets in municipal securities of New York or municipal securities with interest which is otherwise exempt from New York state income tax. For purposes of these policies, net assets include any borrowings for investment purposes.

Other Investment Policies
-------------------------

          Each Portfolio will invest at least 75% of its total assets in municipal securities rated at the time of purchase Baa or higher (including Baa1, Baa2 and Baa3) by Moody's Investor Service, Inc. ("Moody's") or BBB or higher (including BBB+ and BBB-) by Standard & Poor's Ratings Services ("S&P") or Fitch Ratings ("Fitch") or, if unrated, determined by the Adviser to be of comparable quality. For additional information on securities ratings, please see Appendix A. In addition, each Portfolio may invest in zero coupon municipal securities. Each Portfolio also may invest in municipal securities that have fixed, variable, floating, or inverse floating rates of interest. The average dollar weighted maturity of the securities in each Portfolio will normally range between 10 and 30 years.

          The Portfolios may not purchase securities on margin, except (i) as otherwise provided under rules adopted by the Securities and Exchange Commission (the "Commission") under the 1940 Act or by guidance regarding the 1940 Act, or interpretations thereof, and (ii) that the Portfolios may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Portfolios may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

Insurance Feature of the Insured National and Insured California Portfolios
---------------------------------------------------------------------------

          The Insured National Portfolio and Insured California Portfolio normally invest at least 80% of their net assets in insured securities. Based upon the expected composition of each of the Insured National Portfolio and Insured California Portfolio, the Adviser estimates that the annual premiums for insurance will range from .12 of 1% to .75 of 1% of the average net assets of each Portfolio. Although the insurance feature reduces certain financial risks, the premiums for insurance, which are paid from each of the Portfolio's assets, will reduce their current yields. Insurance is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional credit support. While insurance for municipal securities held by the Insured National Portfolio and Insured California Portfolio reduces credit risk by insuring that the Portfolios will receive payment of principal and interest, it does not protect against market fluctuations caused by changes in interest rates or other factors.

          The Insured National Portfolio and Insured California Portfolio may obtain insurance on their municipal securities or purchase insured municipal securities covered by policies issued by any insurer having a claims-paying ability rated A or higher by Moody's, S&P or Fitch. No more than 25% (at the time of the investment) of each Portfolio's total assets may be invested in issued municipal securities covered by policies issued by insurers having a claims-paying ability rated below AA by Moody's, S&P or Fitch.

Alternative Minimum Tax
-----------------------

          Under current federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividend paid by a regulated investment company which receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. Such private activity bonds ("AMT-Subject bonds"), which include industrial development bonds and bonds issued to finance such projects as airports, housing projects, solid waste disposal facilities, student loan programs and water and sewage projects, have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities.

          Investors should consider that, in most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to AMT-Subject bonds. AMT-Subject bonds are in most cases revenue bonds and do not generally have the pledge of the credit or the taxing power, if any, of the issuer of such bonds. AMT-Subject bonds are generally limited obligations of the issuer supported by payments from private business entities and not by the full faith and credit of a state or any governmental subdivision. Typically the obligation of the issuer of AMT-Subject bonds is to make payments to bond holders only out of and to the extent of, payments made by the private business entity for whose benefit the AMT-Subject bonds were issued. Payment of the principal and interest on such revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. It is not possible to provide specific detail on each of these obligations in which Portfolio assets may be invested.

Risk of Concentration In a Single State
---------------------------------------

          The primary purpose of investing in a portfolio of a single state's municipal securities is the special tax treatment accorded the state's resident individual investors. However, payment of interest and preservation of principal is dependent upon the continuing ability of the state's issuers and/or obligors on state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should be aware of certain factors that might affect the financial condition of issuers of municipal securities, consider the greater risk of the concentration of a Portfolio versus the safety that comes with a less concentrated investment portfolio and compare yields available in portfolios of the relevant state's issues with those of more diversified portfolios, including out-of-state issues, before making an investment decision.

          Municipal securities in which a Portfolio's assets are invested may include debt obligations of the municipalities and other subdivisions of the relevant state issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, schools, streets and water and sewer works. Other purposes for which municipal securities may be issued include the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital, housing, and solid waste disposal facilities. The latter, including most AMT-Subject bonds, are generally payable from private sources which, in varying degrees, may depend on local economic conditions, but are not necessarily affected by the ability of the state and its political subdivisions to pay their debts. It is not possible to provide specific detail on each of these obligations in which Portfolio assets may be invested. However, all such securities, the payment of which is not a general obligation of an issuer having general taxing power, must satisfy, at the time of an acquisition by the Portfolio, the minimum rating(s) described in the "Description of the Portfolios-Principal Policies-Municipal Securities" in the Prospectus. See also "Appendix A: Bond and Commercial Paper Ratings" for a description of ratings and rating criteria. Some municipal securities may be rated based on a "moral obligation" contract which allows the municipality to terminate its obligation by deciding not to make an appropriation. Generally, no legal remedy is available against the municipality that is a party to the "moral obligation" contract in the event of such non-appropriation.

          The following brief summaries are included for the purpose of providing certain information regarding the economic climate and financial condition of the states of New York and California, and are based primarily on information from the Annual Information Statement as updated on November 15, 2007 with respect to New York and a Preliminary Official Statement dated November 19, 2007 with respect to California in connection with the issuance of certain securities, and other documents and sources, and does not purport to be complete. The Fund has not undertaken to verify independently such information and the Fund assumes no responsibility for the accuracy of such information. These summaries do not provide information regarding most securities in which the Portfolios are permitted to invest and in particular do not provide specific information on the issuers or types of municipal securities in which a Portfolio invests or the private business entities whose obligations support the payments on AMT-Subject bonds in which the Portfolios will invest. Therefore, the general risk factors as to the credit of the state or its political subdivisions discussed herein may not be relevant to the Portfolio. Although revenue obligations of a state or its political subdivisions may be payable from a specific project or source, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of a Portfolio or the ability of the respective obligors to make timely payments of principal and interest on such obligations. In addition, a number of factors may adversely affect the ability of the issuers of municipal securities to repay their borrowings that are unrelated to the financial or economic condition of a state, and that, in some cases, are beyond their control. Furthermore, issuers of municipal securities are generally not required to provide ongoing information about their finances and operations to holders of their debt obligations, although a number of cities, counties and other issuers prepare annual reports.

NEW YORK PORTFOLIO
------------------

          The following is based on information obtained from the Annual Information Statement of the State of New York, dated May 8, 2007, and the Updates to the Annual Information Statement dated August 3 and November 15, 2007.

Debt Reform Act of 2000
-----------------------

          The Debt Reform Act of 2000 ("Debt Reform Act") implemented statutory initiatives intended to improve the borrowing practices of the State of New York (the "State"). The Debt Reform Act applies to all new State-supported debt issued on and after April 1, 2000 and includes the following provisions: (a) a phased-in cap on new State-supported debt outstanding of 4 percent of personal income; (b) a phased-in cap on new State-supported debt service costs of 5 percent of total governmental funds receipts; (c) a limit on the use of debt to capital works and purposes only; and (d) a limit on the maximum term of new State-supported debt to 30 years.

          The cap on new State-supported debt outstanding began at 0.75 percent of personal income in 2000-01 and is gradually increasing until it is fully phased in at 4 percent of personal income in 2010-11. Similarly, the phased-in cap on new State-supported debt service costs began at 0.75 percent of total governmental funds receipts and is gradually increasing until it is fully phased in at 5 percent in 2013-14.

          The Debt Reform Act requires the limitations on the issuance of State-supported debt and debt service costs to be calculated by October 31 of each year and reported in the quarterly Financial Plan Update most proximate to October 31st of each year. If the calculations for new State-supported debt outstanding and debt service costs are less than the State-supported debt outstanding and debt service costs permitted under the Debt Reform Act, new State-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations. The prohibition on issuing new State-supported debt if the caps are met or exceeded provides a significant incentive to treat the debt caps as absolute limits that should not be reached, and therefore the Division of the Budget ("DOB") intends to manage subsequent capital plans and issuance schedules under these limits.

          Debt outstanding and debt service costs for the 2007-08 fiscal year and the entire five-year forecast period through 2011-12 are projected by the DOB to be within the Debt Reform Act's statutory caps.

          For purposes of analyzing the financial condition of the State, debt may be classified as State-supported debt and State-related debt. State-supported debt includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease-purchase and contractual obligations of public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature. State-related debt includes State-supported debt, as well as State-guaranteed debt (to which the full faith and credit of the State has been pledged), moral obligation financings and certain contingent-contractual obligation financings, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances.

          The State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

          The amount of general obligation bonds issued in the 2006-07 fiscal year (excluding refunding bonds) was $180 million, and as of March 31, 2007, the total amount of general obligation debt outstanding was $3.3 billion. The Enacted Capital Plan projects that about $358 million in general obligation bonds will be issued in 2007-08.

          Also included in State-supported debt are certain long-term financing mechanisms, lease-purchase and contractual-obligation financings, including certificates of participation ("COPs"), which involve obligations of public authorities or municipalities where debt service is payable by the State, but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance certain payments to local governments (see "New York Local Government Assistance Corporation," below), various capital programs, educational and health facilities, prison construction, housing programs and equipment acquisitions, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State.

          The State expects to continue to use lease-purchase and contractual-obligation financing arrangements to finance its capital programs, and expects to finance many of these capital programs with State Personal Income Tax ("PIT") Revenue Bonds. The Enacted Capital Plan projects that $4.9 billion of State PIT Revenue Bonds will be issued in 2007-08.

New York Local Government Assistance Corporation
------------------------------------------------

          In 1990, as part of a State fiscal reform program, legislation was enacted creating the New York Local Government Assistance Corporation (the "LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. The legislation also dedicated revenues equal to the first one percent of the State sales and use tax to pay debt service on these bonds. The legislation imposed a limitation on the annual seasonal borrowing of the State except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for eliminating it over time. Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded. This provision limiting the seasonal borrowing was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds. No such restrictions were placed on the State's ability to issue deficit notes.

          As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion, completing the program. The impact of LGAC's borrowing is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

State Authorities
-----------------

          The fiscal stability of the State is related, in part, to the fiscal stability of its public authorities (the "Authorities"). Authorities, which have responsibility for financing, constructing and/or operating revenue producing public facilities, are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself and may issue bonds and notes within the amounts, and as otherwise restricted by, their legislative authorizations. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially adversely affected, if any of its Authorities were to default on their respective obligations, particularly those using State-supported or State-related financing techniques. As of December 31, 2006, there were 19 Authorities that had aggregate outstanding debt of $129 billion, only a portion of which constitutes State-supported or State-related debt.

          Moral obligation financing generally involves the issuance of debt by an Authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and includes statutory provisions requiring the State, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer's debt service reserve fund. There has never been a default on any moral obligation debt of any public authority. The State does not intend to increase statutory authorizations for moral obligation bond programs. From 1976 through 1987, the State was called upon to appropriate and make payments totaling $162.8 million to make up deficiencies in the debt service reserve funds of the Housing Finance Agency pursuant to moral obligation provisions. In the same period, the State also expended additional funds to assist the Project Finance Agency, the New York State Urban Development Corporation and other public authorities which had moral obligation debt outstanding. The State has not been called upon to make any payments pursuant to any moral obligations since the 1986-87 fiscal year and no such requirements are anticipated during the 2007-08 fiscal year.

          Authorities' operating expenses and debt service costs are generally paid by revenues generated by the projects financed or operated, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for Authorities. Also, there are statutory arrangements providing for State local assistance payments, otherwise payable to localities, to be made under certain circumstances to Authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, if local assistance payments are so diverted, the affected localities could seek additional State assistance. Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

          The Metropolitan Transportation Authority (the "MTA"), which receives the bulk of State appropriations to the Authorities, oversees New York City's subway and bus lines by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). The MTA operates certain commuter rail and bus lines in the New York metropolitan area through the MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended and will continue to depend on operating support from the State, local governments and TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

          Since 1980, the State has enacted several taxes, including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of one percent regional sales and use tax, that provide revenues for mass transit purposes, including assistance to the MTA. In addition, since 1987, State law has required that the proceeds of a one-quarter of one percent mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. Further, in 1993, the State dedicated a portion of certain petroleum business tax receipts to fund operating or capital assistance to the MTA, and in 2000, increased the amount.

Certificates of Participation
-----------------------------

          The State also participates in the issuance of certificates of participation ("COPs") in a pool of leases entered into by the State's Office of General Services on behalf of several State departments and agencies interested in acquiring operational equipment, or in certain cases, real property. Legislation enacted in 1986 established restrictions upon and centralized State control, through the Comptroller and the Director of the Budget, over the issuance of COPs representing the State's contractual obligation, subject to annual appropriation by the Legislature and availability of money, to make installment or lease-purchase payments for the State's acquisition of such equipment or real property. The State has not issued COPs since 2001 and expects that State PIT Revenue Bonds will be used to finance the acquisition of equipment under this program in 2007-08.

Current Fiscal Year
-------------------

          The State budget process begins with the Governor's submission of the Executive Budget to the Legislature each January, in preparation for the start of the fiscal year on April 1. The Executive Budget must contain a complete plan of estimated available receipts and projected disbursements for the ensuing fiscal year ("State Financial Plan"). The proposed State Financial Plan must be balanced on a cash basis and must be accompanied by bills that: (i) set forth all proposed appropriations and reappropriations, (ii) provide for any new or modified revenue measures, and (iii) make any other changes to existing law necessary to implement the budget recommended by the Governor.

          In acting on the bills submitted by the Governor, the Legislature has certain powers to alter the recommended appropriations and proposed changes to existing law. These additional items are then subject to line-item veto by the Governor, which can be reconsidered by the Legislature. Once the appropriation bills and other bills become law, DOB revises the State Financial Plan to reflect the Legislature's actions, and begins the process of implementing the budget. Throughout the fiscal year, DOB monitors actual receipts and disbursements, and may adjust the estimates in the State Financial Plan. Adjustments may also be made to the State Financial Plan to reflect changes in the economy, as well as new actions taken by the Governor or Legislature.

          As reported in the Second Quarterly Update, the DOB has projected that the General Fund will remain in balance in 2007-08, but has increased its estimate of the 2008-09 General Fund current services budget gap to $4.3 billion, up $1.2 billion from the initial projected gap. The higher budget gap reflects DOB's estimate of the impact of the current turbulence in the financial markets on receipts.

2006-07 Fiscal Year
-------------------

          DOB reported a 2006-2007 General Fund surplus of $1.5 billion. Total receipts, including transfers from other funds, were $51.4 billion. Disbursements, including transfers to other funds, totaled $51.6 billion.

          The General Fund ended the 2006-2007 fiscal year with a balance of $3.0 billion, which included dedicated balances of $1.0 billion in the Tax Stabilization Reserve Fund ("TSRF") (the State's "rainy day fund") (after an $87 million deposit at the close of 2006-2007), the Contingency Reserve Fund ("CRF") ($21 million), and the Community Projects Fund ("CPF") ($278 million). The closing balance also included $1.7 billion in general reserves.

          General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $51.4 billion in 2006-2007, an increase of $4.2 billion from 2005-2006 results. Tax receipts increased by $3.4 billion and transfers increased by $419 million, while miscellaneous receipts increased by $390 million. The decline in miscellaneous receipts was primarily attributable to the loss of various one-time receipts, including the securitization of tobacco proceeds.

          General Fund spending, including transfers to other funds, totaled $51.6 billion in 2006-07, an increase of $5.1 billion from 2005-06. The main sources of annual growth were school aid, Medicaid and higher education programs.

2005-06 Fiscal Year
-------------------

          DOB reported a 2005-2006 General Fund surplus of $2.0 billion. Total receipts, including transfers from other funds, were $47.2 billion. Disbursements, including transfers to other funds, totaled $46.5 billion.

          The General Fund ended the 2005-2006 fiscal year with a balance of $3.3 billion, which included dedicated balances of $944 million in the TSRF (the State's "rainy day fund") (after a $72 million deposit at the close of 2005-2006), the CRF ($21 million), and the CPF ($251 million). The closing balance also included $2.0 billion in general reserves.

          General Fund receipts, including transfers from other funds and the impact of the tax refund reserve transaction, totaled $47.2 billion in 2005-2006, an increase of $3.3 billion from 2004-2005 results. Tax receipts increased by $3.8 billion and transfers increased by $743 million, while miscellaneous receipts decreased by $197 billion. The decline in miscellaneous receipts was primarily attributable to the loss of various one-time receipts including the securitization of tobacco proceeds.

          General Fund spending, including transfers to other funds, totaled $46.5 billion in 2005-06, an increase of $2.9 billion from 2004-05. The main sources of annual growth were Medicaid, school aid, and fringe benefits.

2004-05 Fiscal Year
-------------------

          DOB reported a 2004-05 General Fund surplus of $1.2 billion. Total receipts, including transfers from other funds, were $43.8 billion. Disbursements, including transfers to other funds, totaled $43.9 billion.

          The General Fund ended the 2004-05 fiscal year with a balance of $2.5 billion, which included dedicated balances of $872 million in the TSRF (after a $78 million deposit at the close of 2004-05), the CRF ($21 million), and the CPF ($325 million). The closing fund balance excludes $1.3 billion on deposit in the refund reserve account at the end of the 2004-05 fiscal year, including $601 million in the general reserves.

          General Fund receipts, including transfers from other funds, totaled $43.9 billion in 2004-05, an increase of $939 million from 2003-04. Tax receipts, including the impact of the tax refund reserve transaction, increased by nearly $4 billion on an annual basis. The growth was offset by an annual decline of $3.5 billion in miscellaneous receipts, due mainly to the State's securitization of tobacco settlement payments in 2003-2004.

          General Fund spending, including transfers to other funds, totaled $43.6 billion in 2004-05, an increase of $1.6 billion from 2003-04. Medicaid, school aid, fringe benefits and debt service were the main sources of annual growth.

Economic Overview
-----------------

          New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, the State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

          The services sector, which includes professional and business services, private education and healthcare, leisure and hospitality services, and other services, is the State's leading economic sector. The services sector accounts for more than four of every ten nonagricultural jobs in New York and has a higher proportion of total jobs than does the rest of the nation.

          Manufacturing employment continues to decline in importance in New York, as in most other states, and New York's economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate region, as high concentrations of manufacturing industries for transportation equipment, optics and imaging, materials processing, and refrigeration, heating and electrical equipment products are located in the upstate region.

          The trade, transportation and utilities sector accounts for the largest component of nonagricultural jobs in New York but is only the fourth largest, when measured by wage share. This sector accounts for slightly less employment and wages for the State than for the nation.

          New York City is the nation's leading center of banking and finance, and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes about one-fifth of total wages.

          Farming is an important part of the economy in rural areas, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits, and vegetables. New York ranks among the nation's leaders in the production of these commodities.

          Federal, State and local government together comprise the second largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total state and local government employment.

          The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated in the services sector.

          In the calendar years 1990 through 1998, the State's rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-91 recession and post-recession period, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the nation as a whole and was slower to recover. However, the situation subsequently improved. In 1999, for the first time in 13 years, the employment growth rate of the State surpassed the national growth rate and, in 2000, the rates were essentially the same. In 2001, the September 11 terrorist attacks resulted in a slowdown in New York that was more serious than in the nation as a whole. The New York economy has since improved, due mostly to the performance of the financial and housing, and professional and business services, sectors; in addition, New York has experienced a tourism boom.

          Although the State unemployment rate was higher than the national rate from 1991 to 2000, the gap between them has narrowed in recent years. In 2006, the State unemployment rate was 4.5 percent, compared to 4.6 percent for the nation as a whole. State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City is a regional employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies. In 2006, New York per capita personal income was $42,392, compared by $36,276 for the nation as a whole.

Recent Developments
-------------------

          The current national economic slowdown has had a significant impact on the New York State economy. The State's slowdown is expected to last at least through the end of 2008. But there is evidence that the impact of the current slowdown is being felt quite variably across the State's regions. Because of New York City's position as a financial market capital, the downstate economy stands to be disproportionately affected by falling financial sector profits or a prolonged period of credit market turmoil. The residential housing contraction has had a notable impact on Long Island and the Hudson Valley, while auto sector weakness has been felt largely in the western part of the State. In the meantime, New York City's commercial real estate sector still appears strong, and the large education and health sectors are expected to remain healthy. Finally, tourism is expected to be bolstered by the weak dollar, particularly in New York City and those areas bordering Canada. Private sector employment growth is now projected to slow to 0.8 percent in 2008, following growth of 1.0 percent in 2007. Growth in State wages is now projected to slow from 7.1 percent in 2007 to 4.0 percent in 2008.

New York City
-------------

          The fiscal demands on the State may be affected by the fiscal condition of New York City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State's finances may be affected by the ability of New York City to market securities successfully in the public credit markets.

          In response to New York City's fiscal crisis in 1975, the State took action to help New York City return to fiscal stability. These actions included the establishment of the Municipal Assistance Corporation for the City of New York ("NYC MAC"), to provide New York City with financing assistance; the New York State Financial Control Board ("FCB"), to oversee New York City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York ("OSDC"), to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986, during which New York City was subject to certain statutorily prescribed fiscal controls. The FCB terminated the control period in 1986 when certain statutory conditions were met. State law requires the FCB to reimpose a control period upon the occurrence or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a New York City operating budget deficit of more than $100 million or impaired access to the public credit markets.

Other Localities
----------------

          Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2007-08 fiscal year, or thereafter.

          Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, other localities or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

Litigation
----------

          The State is a defendant in legal proceedings involving State finances, State programs and miscellaneous civil rights, tort, real property and contract claims where the monetary damages sought are substantial, generally in excess of $100 million. These proceedings could affect adversely the financial condition of the State in the 2007-08 fiscal year or thereafter.

          Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2007-08 State Financial Plan. The State believes that the proposed 2007-08 State Financial Plan includes sufficient reserves for the payment of judgments that may be required during the 2007-08 fiscal year. There can be no assurance, however, that an adverse decision in any of these proceedings would not exceed the amount of all potential 2007-08 State Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 2007-08 State Financial Plan.

CALIFORNIA PORTFOLIO
--------------------

          The following is based on information obtained from a Preliminary Official Statement, dated November 19, 2007, relating to $104,820,000 State of California Veterans General Obligation Bonds (the "Official Statement").

Constitutional Limits on Spending and Taxes
-------------------------------------------

          Certain California (the "State") constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives could adversely affect the ability of issuers of the State's municipal securities to pay interest and principal on municipal securities.

          Article XIII B. The State is subject to an annual appropriations limit (the "Appropriations Limit") imposed by Article XIII B to the State Constitution.

          Article XIII B was modified substantially by Propositions 98 and 111 in 1988 and 1990, respectively. (See "Proposition 98" below.) "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by the entity in providing the regulation, product or service," but "proceeds of taxes" exclude most State subsidies to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds.

          Not included in the Appropriations Limit are appropriations for the debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes). The Appropriations Limit may also be exceeded in cases of emergency.

          The State's yearly Appropriations Limit is based on the limit for the prior year with annual adjustments for changes in California per capita personal income and population and any transfers of financial responsibility for providing services to or from another unit of government.

          As of the enactment of the 2007 Budget Act, the Department of Finance projected the Appropriations Subject to Limit to be $59.309 billion and $63.011 billion under the Appropriations Limit in fiscal years 2006-07 and 2007-08, respectively.

          Proposition 98. On November 8, 1988, voters approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level, and the operation of the State Appropriations Limit, primarily by guaranteeing local schools and community colleges ("K-14 schools") a minimum share of General Fund revenues. Under Proposition 98 (as modified by Proposition 111 which was enacted on June 5, 1990), K-14 schools are guaranteed the greater of (a) in general, a fixed percentage of General Fund revenues (the "first test"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment (the "second test"), or (c) a third test, which would replace the second test in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income. Under the third test, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If the third test is used in any year, the difference between the third test and the second test would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Proposition 76, a proposed initiative constitutional amendment that would have eliminated the third test, was defeated by voters on November 8, 2005.

          The Proposition 98 guarantee is funded from two sources: local property taxes and the General Fund. Any amount not funded by local property taxes is funded by the General Fund. Thus, local property tax collections represent an offset to General Fund costs in a second test or third test year.

State Indebtedness
------------------

          The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. The State has always paid the principal of and interest on its general obligation bonds, general obligation commercial paper notes, lease-purchase debt and short-term obligations, including revenue anticipation notes and revenue anticipation warrants, when due.

          The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond law is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds.

          As of October 1, 2007, the State had outstanding $50,774,342,000 aggregate principal amount of long-term general obligation bonds, and unused voter authorizations for the future issuance of $68,011,016,000 of long-term general obligations bonds.

          The General Obligation Bond Law permits the State to issue as variable rate indebtedness up to 20 percent of the aggregate amount of long-term general obligation bonds outstanding. The State has issued $6,232,320,000 billion of variable rate general obligation bonds, representing about 12.3% of the State's total outstanding general obligation bonds as of October 1, 2007.

          In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease which provides the source of payment of the debt service on the lease-purchase bonds. In some cases, there is not a separate bond issue, but a trustee directly creates certificates of participation in the State's lease obligation, which are marketed to investors. The State had $7,645,119,366 General Fund-supported lease-purchase debt outstanding as of October 1, 2007. In addition, as of that date, certain joint powers authorities were authorized to issue approximately $81,000,000 of revenue bonds to be secured by State leases.

          As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State has issued revenue anticipation notes ("RANs") in 19 of the last 20 fiscal years to partially fund timing differences between revenues and expenditures, as the majority of General Fund revenues are received in the last part of the fiscal year. By law, RANs must mature prior to the end of the fiscal year of issuance. If additional external cash flow borrowings are required, the State has issued revenue anticipation warrants ("RAWs"), which can mature in a subsequent fiscal year. The State issued $7.0 billion of RAWs in November 2007 in order to maintain adequate reserves to manage the State's cash flow requirements during fiscal year 2007-08.

The Budget Process
------------------

          The state's fiscal year begins on July 1 and ends on June 30 of the following year. The state's General Fund Budget operates on a legal basis, generally using a modified accrual system of accounting for its General Fund, with revenues credited in the period in which they are measurable and available and expenditures debited in the period in which the corresponding liabilities are incurred.

          The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the "Governor's Budget"). Under state law, the annual proposed Governor's Budget cannot provide for projected expenditures in excess of projected revenues for the ensuing fiscal year. Following the submission of the Governor's Budget, the Legislature takes up the proposal. As required by the Balanced Budget Amendment ("Proposition 58"), beginning with fiscal year 2004-2005, the Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and fund balances at the time of the passage and as set forth in the budget bill. Proposition 58 requires the adoption of a balanced budget and restricts future borrowing to cover budget deficits.

          Under the State Constitution, money may be drawn from the Treasury only though an appropriation made by law. The primary source of annual expenditure appropriations is the annual Budget Act as approved by the Legislature and signed by the Governor. The Budget Act must be approved by a two-thirds majority vote of each House of the Legislature. The governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.

Current Fiscal Year Budget
--------------------------

          The 2007 Budget Act was adopted by the legislature on August 21, 2007, along with a number of implementing measures, and signed by the Governor on August 24, 2007. In approving the budget, the Governor vetoed $943 million in appropriations (including $703 million in General Fund appropriations).

          Under the 2007 Budget Act, General Fund revenues and transfers are projected to increase 6.0 percent, from $95.5 billion in fiscal year 2006-07 to $101.2 billion in fiscal year 2007-08. The 2007 Budget Act contains General Fund appropriations of $102.3 billion, compared to $101.7 billion in 2006-07. The June 30, 2008 total reserve is projected to be $4.1 billion, similar to the estimated June 30, 2007 reserve.

Fiscal Year 2006-07
-------------------

          The 2006 Budget Act was adopted by the legislature on June 27, 2006, along with a number of implementing measures, and signed by the Governor on June 30, 2006. In approving the budget, the Governor vetoed $112 million in appropriations (including $62 million in General Fund appropriations).

          Under the 2006 Budget Act, General Fund revenues and transfers were projected to increase 1.2 percent, from $92.7 billion in fiscal year 2005-06 to $93.9 billion in fiscal year 2006-07. The 2006 Budget Act contained General Fund appropriations of $101.3 billion, compared to $92.7 billion in 2005-06. This included more than $4.9 billion, or 4.7 percent of total General Fund resources available, to address the state's debt by establishing a budget reserve of $2.1 billion. The difference between revenues and expenditures in 2006-07 was funded by using a large part of the 2005-06 ending fund balance. The June 30, 2007 reserve was projected to be $2.1 billion, compared to an estimated June 30, 2006 reserve of $9.5 billion.

            Subsequently, the 2007-08 May Revision projected that the State would end fiscal year 2006-07 with a total reserve of $3.6 billion. The 2007 Budget Act projects that the State will have a total reserve of $4.1 billion at June 30, 2007, an increase of $1.6 billion compared with 2006 Budget Act estimates.

Fiscal Year 2005-06
-------------------

          The 2005 Budget Act was adopted by the Legislature on July 7, 2005, along with a number of implementing measures, and signed by the Governor on July 11, 2005. In approving the budget, the Governor vetoed $190 million in appropriations (including $115 million in General Fund appropriations).

          Under the 2005 Budget Act, General Fund revenues and transfers were projected to increase 5.7 percent, from $79.9 billion in fiscal year 2004-05 to $84.5 billion in fiscal year 2005-06. The revenue projections assumed continued but moderating growth in California's economy as reflected in several key indicators. The 2005 Budget Act contained General Fund appropriations of $90.0 billion, compared to $81.7 billion in 2004-05. The difference between revenues and expenditures in fiscal year 2005-06 was funded by using a part of the $7.5 billion fund balance at June 30, 2005. The June 30, 2006 reserve is projected to be $1.302 billion, compared to an estimated June 30, 2005 reserve of $6.857 billion. About $900 million of this reserve was to be set aside for payment in fiscal year 2006-07 of tax refunds and other adjustments related to the tax amnesty program implemented in early 2005.

Economic Overview
-----------------

          California's economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. California's economy slipped into a recession in early 2001, losing about 290,000 jobs between March 2001 and January 2002. The recession was concentrated in the State's high-tech sector and, geographically, in the San Francisco Bay Area. The economy has since recovered, with 887,100 jobs gained between July 2003 and March 2007, compared with 362,000 jobs lost between January 2001 and July 2003.

          The State's July 1, 2006 population of about 37.4 million represented over 12 percent of the total United States population. In 2006, the unemployment rate in California was 4.9 percent, compared to 4.6 percent for the nation as a whole. The trade, transportation and utilities sector had the largest percentage of non-farm employment, with 19.1 percent, followed by the professional and business services sector, with 14.8 percent, and the state and local government sector, with 14.6 percent. Per capita personal income was $38,956 in 2006, compared to $36,276 for the nation as a whole.

Litigation
----------

          The State is a party to numerous legal proceedings, many of which normally occur in governmental operation. Certain of these proceedings, if decided against the State, may affect the State's expenditures and, in some cases, its revenues and cash flow.

Insurance Feature
-----------------

          The insurance feature is generally described in the Prospectus under "Description of the Portfolios - Principal Policies--Insurance Feature of the Insured National and Insured California Portfolios". Although the Insured National and Insured California Portfolios may purchase municipal notes that are insured, municipal notes generally are not insured. Accordingly, the Insured National and Insured California Portfolios do not presently expect that any significant portion of the municipal notes they purchase will be covered by insurance. Securities other than municipal bonds and notes purchased by the Portfolios will not be covered by insurance.

          The Insured National Portfolio and Insured California Portfolio may obtain insurance on their municipal bonds or purchase insured municipal bonds covered by policies issued by monoline companies provided any such company has a claims-paying ability rated "A" or better by S&P or Moody's at the time the insurance or insured municipal bond is purchased. The Adviser is aware of ten such insurers, MBIA Insurance Corporation ("MBIA"); Financial Guaranty Insurance Company ("FGIC"); Ambac Assurance Corporation ("Ambac"), a wholly-owned subsidiary of Ambac Financial Group, Inc., Financial Security Assurance Inc. ("FSA"), a wholly-owned subsidiary of Financial Security Assurance Holdings Ltd. ("FSA Holdings"), a separately capitalized member of the Dexia Group, a group of European financial services companies; ACA Financial Guaranty Corporation ("ACA"), a wholly-owned subsidiary of ACA Capital Holdings, Inc.; Radian Asset Assurance, Inc. (formerly, Asset Guaranty Insurance Company) ("Radian"), a wholly-owned subsidiary of Radian Group, Inc.; XL Capital Assurance, Inc. ("XLCA"), a wholly-owned subsidiary of XL Capital Ltd; CIFG Assurance North America, Inc. (formerly, CDC IXIS Financial Guaranty North America, Inc. ("CIFG NA"); Assured Guaranty Corp. (formerly, ACE Guaranty Corp.) ("AGC"); and Berkshire Hathaway Assurance Corporation ("BHAC"). Some of these insurers have been recently downgraded and it is possible that additional downgrades may occur. Moody's and S&P ratings reflect the respective rating agency's current assessment of the creditworthiness of each insurer and its ability to pay claims on its policies of insurance. Any further explanation as to the significance of the ratings may be obtained only from the applicable rating agency. The ratings are not recommendations to buy, sell or hold the Bonds, and such ratings may be subject to revision or withdrawal at any time by the rating agencies. Any downward revision or withdrawal of either or both ratings may have an adverse effect on the market price of the Bonds.

          It should be noted that insurance is not a substitute for the basic credit of an issuer, but supplements the existing credit and provides additional security therefor. Moreover, while insurance coverage for the municipal securities held by the Portfolios reduces credit risk by ensuring that a Portfolio will receive payment of principal and interest within 30 days of receipt of notice that non-payment has occurred, it does not protect against market fluctuations caused by changes in interest rates and other factors. The notice requirement applies to each missed payment of principal or interest.

          The information relating to MBIA, FGIC, Ambac, FSA, ACA, Radian, XLCA, CIFG NA and AGC contained below has been furnished by such companies, respectively. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information.

          MBIA. MBIA is the principal operating subsidiary of MBIA Inc. Neither MBIA Inc. nor its shareholders are obligated to pay the debts of or claims against MBIA. MBIA is a limited liability corporation rather than a several liability association. MBIA was incorporated and is domiciled in the state of New York and is licensed to do business in all 50 states, the District of Columbia, Guam, the Northern Mariana Islands, the U.S. Virgin Islands, Puerto Rico, the Kingdom of Spain and the Republic of France. As of September 30, 2007, MBIA, Inc. had total assets of $45.329 billion, and total liabilities of $38.798 billion. The address of MBIA is 113 King Street, Armonk, New York 10504.

          FGIC. Until August of 2003, when it was purchased by an investor group, FGIC was a wholly-owned subsidiary of General Electric Capital Corporation. FGIC is now an independent company. FGIC is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of September 30, 2007, FGIC and its subsidiaries had total assets of $5.271 billion and total liabilities of $2.551 billion. The address of FGIC is 125 Park Avenue, New York, New York 10017.

          Ambac. Ambac is a Wisconsin-domiciled stock insurance company, regulated by the Insurance Department of the State of Wisconsin, and licensed to do business in all 50 states, the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. As of September 30, 2007, Ambac Financial Group, Inc. and all of its subsidiaries had total assets of $21.968 billion and total liabilities of $16.318 billion. The address of Ambac's administrative offices is One State Street Plaza, 17th Floor, New York, New York 10004.

          FSA. FSA is domiciled in the State of New York, is subject to regulation by the State of New York Insurance Department and is licensed to do business in all 50 states, the District of Columba, Guam, Puerto Rico and the U.S. Virgin Islands. As of September 30, 2007, FSA Holdings and its subsidiaries had, on a consolidated basis, total assets of $27.704 billion and total liabilities of $25.392 billion. The registered office of FSA is located at 31 West 52nd Street, New York, New York 10019.

          ACA. ACA is a Maryland-domiciled insurance company specializing in guaranteeing transactions in underserved segments of the municipal, structured finance, international and special surety markets. ACA is licensed to do business in all 50 states, the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. ACA was founded in 1997 with an initial capitalization of $242 million consisting of $117 million cash capitalization, a $50 million capital facility from Zurich Reinsurance, N.A., and a $75 million excess of loss reinsurance policy from Capital Reinsurance Company. As of September 30, 2007, ACA Capital Holdings, Inc. and its subsidiaries had assets of $4.953 billion and total liabilities of $5.826 billion, on a consolidated basis. ACA's principal business office is located at 140 Broadway, New York, New York 10005.

          Radian. Radian is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. Radian specializes in insuring investment-grade securities that do not qualify for coverage from the primary financial guaranty insurance companies. As of September 30, 2007, Radian had total assets of $2.498 billion and total liabilities of $1.347 billion. Radian's principal business office is located at 1601 Market Street, Philadelphia, Pennsylvania 19103.

          XLCA. XLCA is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department and is licensed to do business in all 50 states, Puerto Rico, the District of Columbia, the U.S. Virgin Islands and Singapore. XLCA is a wholly-owned subsidiary of XL Capital Ltd., a Bermuda-based holding company and one of the world's leading providers of insurance, reinsurance and related services. As of September 30, 2007, XLCA had consolidated assets of $1.429 billion and total liabilities of $1.198 billion. XLCA's principal business office is located at 1221 Avenue of the Americas, New York, New York, 10020.

          CIFG NA. CIFG NA, a subsidiary of Groupe Caisse d'Epargne, a leading French bank, is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. CIFG NA is licensed to transact financial guaranty insurance in 48 states, the District of Columbia and the Commonwealth of Puerto Rico. As of September 30, 2007, CIFG NA had total assets of $206 million and total liabilities of $191 million. The address of CIFG NA is 825 Third Avenue, New York, New York 10022.

          AGC. AGC is domiciled in the State of Maryland and is a principal operating subsidiary of Assured Guaranty Ltd., a Bermuda-based holding company whose shares are traded on the New York Stock Exchange. AGC is licensed in 50 states, the District of Columbia and the Commonwealth of Puerto Rico. As of September 30, 2007, AGC had total assets of $1,707 million and total liabilities of $655 million. The address of AGC is 1325 Avenue of the Americas, New York, New York 10019.

          BHAC. BHAC, a recently established indirect subsidiary of Berkshire Hathaway Inc., is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of December 27, 2007, the day before it was granted an insurance license, BHAC had total assets of $105 million and total liabilities of $0. BHAC is currently licensed to transact financial guaranty business only in the State of New York, but is expected to seek nationwide licensing. BHAC's office is intended to be located at the Marine Air Terminal, LaGuardia Airport, New York, New York 11371.

Additional Investment Policies
------------------------------

          Except as otherwise noted, the following investment policies apply to all Portfolios of the Fund.

          General. Municipal securities include municipal bonds as well as short-term (i.e., maturing in under one year to as much as three years) municipal notes, demand notes and tax-exempt commercial paper. In the event a Portfolio invests in demand notes, the Adviser will continually monitor the ability of the obligor under such notes to meet its obligations. Typically, municipal bonds are issued to obtain funds used to construct a wide range of public facilities, such as schools, hospitals, housing, mass transportation, airports, highways and bridges. The funds may also be used for general operating expenses, refunding of outstanding obligations and loans to other public institutions and facilities.

          Municipal bonds have two principal classifications: general obligation bonds and revenue or special obligation bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source but not from general tax and other unrestricted revenues of the issuer. The term "issuer" means the agency, authority, instrumentality or other political subdivision whose assets and revenues are available for the payment of principal of and interest on the bonds. Certain types of private activity bonds are also considered municipal bonds if the interest thereon is exempt from federal income tax.

          Private activity bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The payment of the principal and interest on such private activity bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

          Each Portfolio may invest a portion of its assets in municipal securities that pay interest at a coupon rate equal to a base rate plus additional interest for a certain period of time if short-term interest rates rise above a predetermined level or "cap." Although the specific terms of these municipal securities may differ, the amount of any additional interest payment typically is calculated pursuant to a formula based upon an applicable short-term interest rate index multiplied by a designated factor. The additional interest component of the coupon rate of these municipal securities generally expires before the maturity of the underlying instrument. These municipal securities may also contain provisions that provide for conversion at the option of the issuer to constant interest rates in addition to standard call features.

          A Portfolio may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payments prior to maturity and are issued and traded at a discount from their face amounts. The discount varies depending on the time remaining until maturity, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do securities having similar maturities and credit quality that do pay periodic interest.

          Each Portfolio may also invest in municipal securities, the interest rate on which has been divided into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the "Auction Component") pays an interest rate that is reset periodically through an auction process, whereas the second of the components (the "Residual Component") pays a current residual interest rate based on the difference between the total interest paid by the issuer on the municipal securities and the auction rate paid on the Auction Component. A Portfolio may purchase both Auction and Residual Components.

          Because the interest rate paid to holders of Residual Components is generally determined by subtracting the interest rate paid to the holders of Auction Components from a fixed amount, the interest rate paid to Residual Component holders will decrease the Auction Component's rate increases and increase as the Auction Component's rate decreases. Moreover, the extent of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity.

          Each Portfolio may also invest in (i) asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of, for the purposes of a Portfolio's investment, a pool of municipal securities, or (ii) partnership and grantor trust-type derivative securities, whose ownership allows the purchaser to receive principal and interest payments on underlying municipal securities. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon the municipal securities held by the issuer. There are many types of these securities, including securities in which the tax-exempt interest rate is determined by an index, a swap agreement, or some other formula, for example, the interest rate payable on the security may adjust either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Other features may include the right of the Portfolio to tender the security prior to its stated maturity. A Portfolio will not purchase an asset-backed or derivatives security unless it has opinion of counsel in connection with the purchase that interest earned by the Portfolio from the securities is exempt from, as applicable, Federal and state income taxes.

          Municipal notes in which a Portfolio may invest include demand notes, which are tax-exempt obligations that have stated maturities in excess of one year, but permit the holder to sell back the security (at par) to the issuer within 1 to 7 days notice. The payment of principal and interest by the issuer of these obligations will ordinarily be guaranteed by letters of credit offered by banks. The interest rate on a demand note may be based upon a known lending rate, such as a bank's prime rate, and may be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals.

          Other short-term obligations constituting municipal notes include tax anticipation notes, revenue anticipation notes and bond anticipation notes, and tax-exempt commercial paper.

          Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as ad valorem, income, sales, use and business taxes. Revenue anticipation notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under the Federal Revenue Sharing Programs. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most such cases, the long-term bonds provide the money for the repayment of the notes.

          Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less (however, issuers typically do not issue such obligations with maturities longer than seven days). Such obligations are issued by state and local municipalities to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

          There are, of course, variations in the terms of, and the security underlying, municipal securities, both within a particular rating classification and between such classifications, depending on many factors. The ratings of Moody's, S&P and Fitch represent their opinions of the quality of the municipal securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields, while the municipal securities of the same maturity and coupon, but with different ratings, may have the same yield. The Adviser appraises independently the fundamental quality of the securities included in the Fund's portfolios.

          Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. An increase in interest rates generally will reduce the market value of portfolio investments, and a decline in interest rates generally will increase the value of portfolio investments. Municipal securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. Under normal circumstances the average weighted maturity of the securities in each Portfolio will range between 10 and 30 years. However, no Portfolio has any restrictions on the maturity of municipal securities in which it may invest. Since the Portfolios' objective is to provide high current income, they will emphasize income rather than stability of net asset values ("NAVs"), and the average maturity of the Portfolios will vary depending on anticipated market conditions. The Portfolios will seek to invest in municipal securities of such maturities that, in the judgment of the Adviser, will provide a high level of current income consistent with liquidity requirements and market conditions and, in the case of the Insured National and Insured California Portfolios, after taking into account the cost of any insurance obtainable on such municipal securities. The achievement of the Portfolios' investment objectives depends in part on the continuing ability of the issuers of municipal securities in which the Portfolios invest to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the Commission, although from time to time there have been proposals which would require registration in the future.

          After purchase by a Portfolio, a municipal security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Portfolio. Neither event requires sales of such security by such Portfolio, but the Adviser will consider such event in its determination of whether such Portfolio should continue to hold the security. To the extent that the ratings given by Moody's, S&P or Fitch may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to use such changed ratings in a manner consistent with a Portfolio's quality criteria as described in the Prospectus.

          Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal or the interest on its municipal bonds may be materially affected.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. It can be expected that similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by a Portfolio and the value of the Portfolio would be affected. Additionally, the Portfolios' investment objectives and policies would be reevaluated.

Investment in Other Investment Companies
----------------------------------------

          The Portfolios may invest in the securities of other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities. The Portfolios may invest uninvested cash balances in an affiliated money market fund as permitted by Rule 12d1-1 under the 1940 Act.

Derivatives
-----------

          A Portfolio may, but is not required to, use derivatives for risk management purposes or as part of their investment practices. Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives may be (i) standardized, exchange-traded contracts or (ii) customized, privately-negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated. A Portfolio may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of a portfolio and either to replace more traditional direct investments or to obtain exposure to otherwise inaccessible markets.

          The four principal types of derivatives, which include options, futures, forwards and swaps, as well as the methods in which they may be used by a Portfolio are described below. From the four principal types of derivative instruments, virtually any type of derivative transaction can be created.

          Forward Contracts. A forward contract is a customized, privately negotiated agreement for one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. A forward contract generally is settled by physical delivery of the commodity or other tangible asset underlying the forward contract to an agreed upon location at a future date (rather than settled by cash) or will be rolled into a new forward contract. Non-deliverable forwards ("NDFs") specify a cash payment upon maturity. NDFs are normally used when the market for physical settlement of the currency is underdeveloped, heavily regulated or highly taxed.

          Futures Contracts and Options on Futures Contracts. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Futures contracts are standardized exchange-traded instruments and are fungible, meaning they are considered to be perfect substitutes for each other. This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method by which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset, but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date. Options on futures contracts are options that call for the delivery of futures contracts upon exercise. A Portfolio may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures and options) or currencies. Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each to each other). This fungibility allows futures contracts to be readily offset or cancelled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated. A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date.

          Options. An option, which may be standardized and exchange-traded, or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a "call") or sell (a "put") the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Likewise, when an option is exercised the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index). Investments in options are considered speculative. A Portfolio may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by a Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.

          Swaps. A swap is a customized, privately negotiated agreement that obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon or calculated by reference to changes in specified prices or rates (e.g., interest rates in the case of interest rate swaps) for a specified amount of an underlying asset (the "notional" principal amount). The payment flows are netted against each other, with the difference being paid by one party to the other. The notional principal amount is used solely to calculate the payment streams but is not exchanged. Swap transactions also include credit default swaps in which one party pays a periodic fee, typically expressed in basis points on a notional amount, in return for a contingent payment by the counterparty following a credit event in a specific debt obligation or obligations. A credit event is typically a default and the contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of its face amount.

          Risks of Derivatives. Investment techniques employing such derivatives involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand in considering the proposed amendment of the Portfolios' investment policies.

     o Market Risk. This is the general risk attendant to all investments that the value of a particular investment will change in a way detrimental to a Portfolio's interest.

     o Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to a Portfolio's investment portfolio, and the ability to forecast price, interest rate or currency exchange rate movements correctly.

     o Credit Risk. This is the risk that a loss may be sustained by a Portfolio as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearinghouse, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearinghouse in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Portfolio considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

     o Liquidity Risk. Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

     o Leverage Risk. Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

     o Other Risks. Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, a Portfolio's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Portfolio's investment objective.

          Use of Options, Futures, Forwards and Swaps by the Portfolios.
          --------------------------------------------------------------

          --Options on Municipal and U.S. Government Securities. In an effort to increase current income and to reduce fluctuations in NAV, the Portfolios may write covered put and call options and purchase put and call options on municipal securities and U.S. Government securities that are traded on U.S. exchanges. The Portfolios may also enter into options on the yield "spread" or yield differential between two securities. In addition, the Portfolios may write covered straddles. There are no specific limitations on the writing and purchasing of options by the Portfolios.

          A put option gives the purchaser of such option, upon payment of a premium, the right to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price. A call option written by a Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in liquid assets in a segregated account with the Fund's custodian. A put option written by a Portfolio is "covered" if the Portfolio maintains liquid assets with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

          In contrast to other types of options, options on the yield "spread" or yield differential between two securities are based on the difference between the yields of designated securities. A straddle is a combination of a call and a put written on the same underlying security.

          The Portfolios may write call options for cross-hedging purposes. A call option is for cross-hedging purposes if a Portfolio does not own the underlying security, and is designed to provide a hedge against a decline in value in another security which the Portfolio owns or has the right to acquire. In such circumstances, a Portfolio collateralizes its obligation under the option by maintaining in a segregated account with the Fund's custodian liquid assets in an amount not less than the market value of the underlying security, marked to market daily. A Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

          In purchasing a call option, a Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security increased by an amount in excess of the premium paid. It would realize a loss if the price of the underlying security declined or remained the same or did not increase during the period by more than the amount of the premium. In purchasing a put option, the Portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security declined by an amount in excess of the premium paid. It would realize a loss if the price of the underlying security increased or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option purchased by a Portfolio were permitted to expire without being sold or exercised, its premium would be lost by the Portfolio.

          If a put option written by a Portfolio were exercised the Portfolio would be obligated to purchase the underlying security at the exercise price. If a call option written by a Portfolio were exercised, the Portfolio would be obligated to sell the underlying security at the exercise price. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security caused by rising interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold by the option holder to the Portfolio at a higher price than its current market value. The risk involved in writing a call option is that there could be an increase in the market value of the underlying security caused by declining interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold by the Portfolio at a lower price than its current market value. These risks could be reduced by entering into a closing transaction. The Portfolio retains the premium received from writing a put or call option whether or not the option is exercised.

          The Portfolios may purchase or write options on securities of the types in which they are permitted to invest in privately negotiated (i.e., over-the-counter) transactions. The Portfolios will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Adviser, and the Adviser has adopted procedures for monitoring the creditworthiness of such entities. Options purchased or written in negotiated transactions may be illiquid and it may not be possible for the Portfolios to effect a closing transaction at a time when the Adviser believes it would be advantageous to do so. See "Description of the Portfolios-Description of Additional Investment Practices -- Illiquid Securities" in the Prospectus.

          --Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than taking or making delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

          A Portfolio may write (sell) covered call and put options and purchase call and put options on securities indices. If a Portfolio purchases put options on securities indicies to hedge its investments against a decline in the value of portfolio securities, it will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Portfolio's security holdings. A call option on a securities index is considered covered if, so long as the Portfolios is obligated as the writer of the call option, the Portfolio holds securities the price changes of which are expected by the Adviser to replicate substantially the movement of the index or indices upon which the options written by the Portfolio are based. A put option on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put option, the Portfolio maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

          A Portfolio may also purchase put options on securities indices to hedge its investments against a decline in the value of portfolio securities. By purchasing a put option on a securities index, the Portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of a Portfolio's investments does not decline as anticipated, or if the value of the option does not increase, the Portfolio's loss will be limited to the premium paid for the option. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Portfolio's security holdings.

          The purchase of call options on securities indices may be used by a Portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the Portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indexes when the Portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing call options on securities the Portfolio owns.

          --Futures Contracts and Options on Futures Contracts. Futures contracts that a Portfolio may buy and sell may include futures contracts on fixed-income or other securities, and contracts based on interest rates or financial indices, including any index of U.S. Government securities. A Portfolio may purchase or sell futures contracts and options thereon to hedge against changes in interest rates or securities (through index futures or options).

          Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Portfolio's current or intended investments in fixed-income securities. For example, if a Portfolio owned long-term bonds and interest rates were expected to increase, that Portfolio might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Portfolio's portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Portfolio to hedge its interest rate risk without having to sell its portfolio securities. If interest rates were to increase, the value of the debt securities in the portfolio would decline, but the value of that Portfolio's interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the NAV of that Portfolio from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, a Portfolio could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash becomes available or the market has stabilized. At that time, the interest rate futures contracts could be liquidated and that Portfolio's cash reserves could then be used to buy long-term bonds on the cash market.

          Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Portfolio's current or intended investments from broad fluctuations in stock or bond prices. For example, a Portfolio may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Portfolio's portfolio securities that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in whole or in part, offset increases in the cost of securities that the Portfolio intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

          The Portfolios have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and therefore is not subject to registration or regulation as a pool operator under that Act.

          Options on futures contracts are options that call for the delivery of futures contracts upon exercise. Options on futures contracts written or purchased by a Portfolio will be traded on U.S. exchanges and will be used only for hedging purposes.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in a Portfolio's portfolio. If the futures price at expiration of the option is below the exercise price, a Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, a Portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option a Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, a Portfolio's losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          A Portfolio may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest rates, a Portfolio could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease were to occur, it may be offset, in whole or part, by a profit on the option. If the anticipated market decline were not to occur, the Portfolios would suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Portfolio will increase prior to acquisition due to a market advance or changes in interest, a Portfolio could purchase call options on futures contracts, rather than purchasing the underlying futures contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Portfolio will suffer a loss equal to the price of the call, but the securities which the Portfolio intends to purchase may be less expensive.

          --Credit Default Swap Agreements. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. A Portfolio may be either the buyer or the seller in the transaction. As a seller, a Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the Portfolio typically must pay the contingent payment to the buyer, which is typically the "par value" (full notional value) of the reference obligation. The contingent payment may be a cash settlement or by physical delivery of the reference obligation in return for payment of the face amount of the obligation. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose the periodic stream of payments over the term of the contract. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value.

          Credit default swaps may involve greater risks than if a Portfolio had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk. As noted above, if a Portfolio is a buyer and no credit event occurs, it will lose its investment. In addition, the value of the reference obligation received by a Portfolio as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Portfolio.

          --Swaps: Interest Rate Transactions. A Portfolio may enter into interest rate swap, cap or floor transactions for hedging purposes, which may include preserving a return or spread on a particular investment or portion of its portfolio or protecting against an increase in the price of securities a Portfolio anticipates purchasing at a later date. The Adviser does not intend to use these transactions in a speculative manner. A Portfolio also may invest in interest rate transaction futures.

          Interest Rate Swaps. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or "notional") amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments).

          Interest Rate Caps and Floors. Interest rate caps and floors are similar to options in that the purchase of an interest rate cap or floor entitles the purchaser, to the extent that a specified index exceeds (in the case of a cap) or falls below (in the case of a floor) a predetermined interest rate, to receive payments of interest on a notional amount from the party selling the interest rate cap or floor.

          The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well established and relatively liquid. Caps and floors are less liquid than swaps. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, unless there is a counterparty default, the risk of loss to a Portfolio from interest rate transactions is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. A Portfolio will enter into interest rate swap, cap or floor transactions only with counterparties who have credit ratings of at least A- (or the equivalent) from any one NRSRO or counterparties with guarantors with debt securities having such a rating.

General
-------

          The successful use of the foregoing investment practices, all of which are highly specialized investment activities, draws upon the Adviser's special skill and experience with respect to such instruments and usually depends on Adviser's ability to forecast interest rate movements correctly. Should interest rates move in an unexpected manner, the Portfolios may not achieve the anticipated benefits of futures contracts, options, interest rate transactions or forward commitment contracts, or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of such instruments and movements in the price of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

          A Portfolio's ability to dispose of its position in futures contracts, options, interest rate transactions and forward commitment contracts will depend on the availability of liquid markets in such instruments. Markets for all these vehicles with respect to municipal securities are still developing. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts and options on futures contracts. If, for example, a secondary market did not exist with respect to an option purchased or written by a Portfolio over-the-counter, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option) with the result that (i) an option purchased by the Portfolio would have to be exercised in order for the Portfolio to realize any profit and (ii) the Portfolio might not be able to sell portfolio securities covering the option until the option expired or it delivered the underlying security or futures contract upon exercise. No assurance can be given that the Portfolios will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, the Portfolios' ability to engage in options and futures transactions may be limited by tax considerations.

Structured Instruments
----------------------

          Each Portfolio may invest in structured instruments. The risks of investing in structured instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a structured instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. Dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular structured instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the underlying benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the structured instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the underlying assets and interest rate movements. In recent years, various underlying benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future.

          Structured instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, structured instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the structured instrument. Leverage risk occurs when the structured instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the structured instrument, thereby magnifying the risk of loss as well as the potential for gain.

          Structured instruments may also carry liquidity risk since the instruments are often "customized" to meet the needs of a particular investor, and, therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption (or sale) value of such an investment could be zero. In addition, because the purchase and sale of structured instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a Portfolio and the issuer of the structured instrument, the creditworthiness of the counterparty or issuer of the structured instrument would be an additional risk factor the Portfolio would have to consider and monitor. Structured instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the Commission, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

When-Issued Securities and Forward Commitments
----------------------------------------------

          Each Portfolio may purchase municipal securities offered on a "when-issued" basis and may purchase or sell municipal securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment by a Portfolio and settlement, no payment is made for the securities purchased by the purchaser, and, thus, no interest accrues to the purchaser from the transaction. The use of when-issued transactions and forward commitments enables a Portfolio to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Portfolio might sell municipal securities which it owned on a forward commitment basis to limit its exposure to falling bond prices. In periods of falling interest rates and rising bond prices, a Portfolio might sell a municipal security held by the Portfolio and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher cash yields. However, if the Adviser were to forecast incorrectly the direction of interest rate movements, the Portfolio might be required to complete such when-issued or forward transactions at prices less favorable than the current market value.

          When-issued municipal securities and forward commitments may be sold prior to the settlement date, but a Portfolio enters into when-issued and forward commitment transactions only with the intention of actually receiving or delivering the municipal securities, as the case may be. To facilitate such transactions, the Fund's custodian bank will maintain, in a separate account of the Fund, liquid assets having value equal to, or greater than, any commitments to purchase municipal securities on a when-issued or forward commitment basis and, with respect to forward commitments to sell portfolio securities of a Portfolio, the portfolio securities themselves. If a Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. When-issued municipal securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event, such as approval of a proposed financing by appropriate municipal authorities. Any significant commitment of Portfolio assets to the purchase of securities on a "when-issued" basis may increase the volatility of the Portfolio's NAV. At the time a Portfolio makes the commitment to purchase or sell a municipal security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased or, if a sale, the proceeds to be received, in determining its NAV.

Preferred Stock
---------------

          Each Portfolio may invest in preferred stock. Preferred stock is an equity security that has features of debt because it generally entitles the holder to periodic payments at a fixed rate of return. Preferred stock is subordinated to any debt the issuer has outstanding but has liquidation preference over common stock. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred stock may be subject to more fluctuations in market value, due to changes in market participants' perceptions of the issuer's ability to continue to pay dividends, than debt of the same issuer.

Repurchase Agreements
---------------------

          Each Portfolio may seek additional income by investing in repurchase agreements pertaining only to U.S. Government securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Such agreements permit a Portfolio to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. Each Portfolio maintains procedures for evaluating and monitoring the creditworthiness of vendors of repurchase agreements. In addition, each Portfolio requires continual maintenance of collateral held by the Fund's custodian in an amount equal to, or in excess of, the market value of the securities which are the subject of the agreement. In the event that a vendor defaulted on its repurchase obligation, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a vendor's bankruptcy, a Portfolio might be delayed in, or prevented from, selling the collateral for its benefit. Repurchase agreements may be entered into with member banks of the Federal Reserve System including the Fund's custodian or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. It is the Fund's current practice to enter into repurchase agreements only with such primary dealers.

U.S. Government Securities
--------------------------

          U.S. Government securities may be backed by the full faith and credit of the United States, supported only by the right of the issuer to borrow from the U.S. Treasury or backed only by the credit of the issuing agency itself. These securities include: (i) the following U.S. Treasury securities, which are backed by the full faith and credit of the United States and differ only in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less with no interest paid and hence issued at a discount and repaid at full face value upon maturity), U.S. Treasury notes (maturities of one to ten years with interest payable every six months) and U.S. Treasury bonds (generally maturities of greater than ten years with interest payable every six months); (ii) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are supported by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association ("GNMA"), the Farmers Home Administration, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Small Business Administration; and (iii) obligations issued or guaranteed by U.S. government agencies and instrumentalities that are not supported by the full faith and credit of the U.S. Government or a right to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, and governmental collateralized mortgage obligations ("CMOs"). The maturities of the U.S. Government securities listed in paragraphs
(i) and (ii) above usually range from three months to 30 years. Such securities, except GNMA certificates, normally provide for periodic payments of interest in fixed amount with principal payments at maturity or specified call dates.

          U.S. Government securities also include zero coupon securities and principal-only securities and certain stripped mortgage-related securities.

          Inflation-protected securities, or IPS, such as Treasury Inflation-Protected Securities, or TIPS, are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of these securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

          Inflation-protected securities tend to react to changes in real interest rates. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

          TIPS, which are issued by the U.S Treasury, use the Consumer Price Index for Urban Consumers, or the CPI, as the inflation measure. The principal of a TIPS increases with inflation and decreases with deflation, as measured by the CPI. When a TIPS matures, the holder is paid the adjusted principal or original principal, whichever is greater. TIPS pay interest twice a year, at a fixed rate, which is determined by auction at the time the TIPS are issued. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation. TIPS are issued in terms of 5, 10, and 20 years.

          Guarantees of securities by the U.S. Government or its agencies or instrumentalities guarantee only the payment of principal and interest on the securities, and do not guarantee the securities' yield or value or the yield or value of the shares of the Portfolio that holds the securities.

          U.S. Government securities are considered among the safest of fixed-income investments. As a result, however, their yields are generally lower than the yields available from other fixed-income securities.

Illiquid Securities
-------------------

          A Portfolio will limit its investments in illiquid securities to no more than 15% of its net assets or such other amount permitted by guidance regarding the 1940 Act. These securities include, among others, securities for which there is no readily available market, options purchased by a Portfolio over-the-counter, the cover for such options and repurchase agreements not terminable within seven days. Because of the absence of a trading market for these investments, a Portfolio may not be able to realize their value upon sale.

Lending of Portfolio Securities
-------------------------------

          A Portfolio may seek to increase income by lending portfolio securities. A principal risk in lending portfolio securities, as with other extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, a Portfolio may be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. A Portfolio may lend portfolio securities to the extent permitted under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act.

          Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Commission, such loans may be made only to member firms of the New York Stock Exchange and will be required to be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury Bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Portfolio will have the right to call a loan and obtain the securities loaned at any time on five days' notice. While securities are on loan, the borrower will pay a Portfolio any income from the securities. A Portfolio may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will be subject to a Portfolio's investment risks.

          A Portfolio will not, however, have the right to vote any securities having voting rights during the existence of the loan. The Portfolio will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions.

          A Portfolio may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Future Developments
-------------------

          A Portfolio may take advantage of other investment practices which are not at present contemplated for use by the Portfolio or which currently are not available but which may be developed, to the extent such investment practices are both consistent with the Portfolio's investment objective and legally permissible for the Portfolio. Such investment practices, if they arise, may involve risks which exceed those involved in the activities described above.

Special Risk Considerations
---------------------------

          The ratings of fixed-income securities by Moody's, S&P and Fitch are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of differences in credit risk of securities within each rating category. See Appendix A for a description of such ratings.

          Securities rated Baa (including Baa1, Baa2 and Baa3) are considered by Moody's or BBB (including BBB+ and BBB-) by S&P or Fitch to have speculative characteristics. Sustained periods of deteriorating economic conditions or rising interest rates are more likely to lead to a weakening in the issuer's capacity to pay interest and repay principal than in the case of higher-rated securities. Securities rated below investment grade, i.e., Ba (including Ba1, Ba2 and Ba3) or BB (including BB+ and BB-), ("lower-rated securities") are subject to greater risk of loss of principal and interest than higher-rated securities and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal, which may in any case decline during sustained periods of deteriorating economic conditions or rising interest rates. They are also generally considered to be subject to greater market risk than higher-rated securities in times of deteriorating economic conditions. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities.

          The market for lower-rated securities may be thinner and less active than that for higher-quality securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, the Portfolio may experience difficulty in valuing such securities and, in turn, the Portfolio's assets. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not based on fundamental analysis, may tend to decrease the market value and liquidity of such lower-rated securities.

          The Adviser will try to reduce the risk of investment in lower-rated securities through credit analysis, attention to current developments and trends in interest rates and economic conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-quality securities, the Adviser's research and credit analysis are a correspondingly important aspect of its program for managing the Portfolio's securities. In considering investments for the Portfolio, the Adviser will attempt to identify those high-risk, high-yield securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest coverage, financial prospects, and the strength of the issuer.

          Non-rated municipal securities will also be considered for investment by the Portfolio when the Adviser believes that the financial condition of the issuers of such obligations and the protection afforded by the terms of the obligations themselves limit the risk to the Portfolio to a degree comparable to that of rated securities which are consistent with the Portfolio's objective and policies.

          In seeking to achieve the Portfolio's objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in the portfolio will be unavoidable. Moreover, medium- and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the NAV of the Portfolio.

Investment Restrictions
-----------------------

          Unless specified to the contrary, the following restrictions are fundamental policies which may not be changed with respect to any Portfolio without the affirmative vote of the holders of a majority of such Portfolio's outstanding voting securities, which means with respect to any such Portfolio
(1) 67% or more or the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares, whichever is less.

          Each of the Portfolios may not:

               (1) concentrate investments in an industry, as concentration may be defined under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities;

               (2) issue any senior security (as that term is defined in the 1940 Act) or borrow money, except to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules, or regulations may be amended from time to time) or by guidance regarding, or interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities;(1)

----------
(1) For the purposes of this restriction, margin and collateral arrangements, including, for example, with respect to permitted borrowings, options, futures contracts, options on futures contracts and other derivatives such as swaps are not deemed to involve the issuance of a senior security.

               (3) make loans except through (i) the purchase of debt obligations in accordance with its investment objectives and policies;
          (ii) the lending of portfolio securities; (iii) the use of repurchase agreements; or (iv) the making of loans to affiliated funds as permitted under the 1940 Act, the rules and regulations thereunder (as such statutes, rules or regulations may be amended from time to time), or by guidance regarding, and interpretations of, or exemptive orders under, the 1940 Act;

               (4) act as an underwriter of securities, except that a Portfolio may acquire restricted securities under circumstances in which, if such securities were sold, the Portfolio might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the "Securities Act");

               (5) purchase or sell commodities regulated by the Commodity Futures Trading Commission under the Commodity Exchange Act or commodities contracts except for futures contracts and options on futures contracts; or

               (6) purchase or sell real estate except that it may dispose of real estate acquired as a result of the ownership of securities or other instruments.(2)

----------
(2) This restriction does not prohibit the Portfolio from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business.

          In addition, with respect to the California Portfolio, New York Portfolio, National Portfolio and the Insured National Portfolio, each of these Portfolios is diversified (as that term is defined in the 1940 Act). This means that at least 75% of a Portfolio's assets consists of: (i) cash or cash items;
(ii) government securities; (iii) securities of other investment companies; and
(iv) securities of any one issuer that represent no more than 10% of the outstanding voting securities of the issuer of the securities and not more than 5% of the total assets of a Portfolio.

--------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

Adviser
-------

          The Adviser, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision of the Fund's Board of Directors (see "Management of the Fund" in the Prospectus).

          The Adviser is a leading global investment management firm supervising client accounts with assets as of September 30, 2007, totaling approximately $813 billion. The Adviser provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. The Adviser is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, the Adviser is able to compete for virtually any portfolio assignment in any developed capital market in the world.

          The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. As of September 30, 2007, AllianceBernstein Holding L.P. ("Holding"), a Delaware limited partnership, owned approximately 33.3% of the issued and outstanding units of limited partnership interest in the Adviser ("AllianceBernstein Units"). Units representing assignments of beneficial ownership of limited partnership interests in Holding ("Holding Units") trade publicly on the New York Stock Exchange (the "Exchange") under the ticker symbol "AB". AllianceBernstein Units do not trade publicly and are subject to significant restrictions on transfer. AllianceBernstein Corporation ("AB Corp.") is the general partner of both the Adviser and Holding. AB Corp. owns 100,000 general partnership units in Holding and a 1% general partnership interest in the Adviser. AB Corp. is an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), a Delaware corporation.

          As of September 30, 2007, AXA, AXA Financial, AXA Equitable Life Insurance Company ("AXA Equitable") and certain subsidiaries of AXA Equitable beneficially owned approximately 62.8% of the issued and outstanding AllianceBernstein Units and approximately 1.7% of the issued and outstanding Holding Units which, including the general partnership interests in the Adviser and Holding, represent an economic interest of approximately 63.2% in the Adviser. As of September 30, 2007, SCB Partners Inc., a wholly-owned subsidiary of SCB Inc., beneficially owned approximately 3.1% of the issued and outstanding AllianceBernstein Units.

          AXA, a French company, is the holding company for an international group of companies and a worldwide leader in financial protection and wealth management. AXA operates primarily in Western Europe, North America and the Asia/Pacific region and, to a lesser extent, in other regions including the Middle East, Africa and South America. AXA has five operating business segments: life and savings, property and casualty insurance, international insurance (including reinsurance), asset management and other financial services. AXA Financial is a wholly-owned subsidiary of AXA. AXA Equitable is an indirect wholly-owned subsidiary of AXA Financial.

          Under the Advisory Agreement, the Adviser furnishes advice and recommendations with respect to the portfolios of securities and investments and provides persons satisfactory to the Board of Directors to act as officers and employees of the Fund. Such officers and employees, as well as certain directors of the Fund, may be employees of the Adviser or its affiliates.

          The Adviser is, under the Advisory Agreement, responsible for certain expenses incurred by the Fund including, for example, office facilities and certain administrative services, and any expenses incurred in promoting the sale of Fund shares (other than the portion of the promotional expenses borne by the Fund in accordance with an effective plan pursuant to Rule 12b-1 under the 1940 Act, and the costs of printing Fund prospectuses and other reports to shareholders and fees related to registration with the Commission and with state regulatory authorities).

          The Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may employ its own personnel. For such services, it may also utilize personnel employed by the Adviser or its affiliates. In such event, the services will be provided to the Fund at cost and the payments therefore must be specifically approved by the Fund's Board of Directors. The Fund paid to the Adviser a total of $96,000, $90,500, $85,000, $90,500, and $96,000 in respect of such services during the fiscal year of the Fund ended October 31, 2007 for the National, Insured National, California, Insured California and New York Portfolios, respectively.


          Under the terms of the Advisory Agreement as amended on September 7, 2004, the Portfolios paid the Adviser an advisory fee at an annual rate of .45 of 1% of the first $2.5 billion, .40 of 1% of the next $2.5 billion and .35 of 1% of the excess over $5 billion of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly. The Adviser has contractually agreed for the current fiscal year to waive its fee and bear certain expenses so that total operational expenses do not exceed for the Class A, Class B and Class C shares, .68%, 1.38% and 1.38%, respectively, for the National Portfolio;
1.04%, 1.74% and 1.74%, respectively, for the Insured National Portfolio; .77%, 1.47% and 1.47%, respectively, for the California Portfolio; and 0.58%, 1.28% and 1.28%, respectively, for the New York Portfolio. Effective January 1, 2009, the Adviser has contractually agreed for the fiscal period to waive its fee and bear certain expenses so that total operational expenses do not exceed for the Class A, Class B, Class C, and Advisor Class Shares .75%, 1.45%, 1.45%, and ..45%, respectively, for the National Portfolio, the California Portfolio and the New York Portfolio. This contractual agreement automatically extends each year unless the Adviser provides notice 60 days prior to the Portfolio's fiscal year end.

          For the fiscal year ended October 31, 2005, advisory fees paid to the Adviser with respect to the National, Insured National, New York, California and Insured California Portfolios amounted to $2,107,426, $713,409, $2,124,794, $3,938,176 and $615,537, respectively. Of such amounts, $1,191,067, $3,721,
$1,567,210, $781,672 and $0, respectively, was waived by the Adviser.

          For the fiscal year ended October 31, 2006, advisory fees paid to the Adviser with respect to the National, Insured National, New York, California and Insured California Portfolios amounted to $2,008,495, $675,617, $2,140,117, $3,644,747 and $556,023, respectively. Of such amounts, $1,051,760, $1,929,
$1,503,750, $694,135 and $0, respectively, was waived by the Adviser.

          For the fiscal year ended October 31, 2007, advisory fees paid to the Adviser with respect to the National, Insured National, New York, California and Insured California Portfolios amounted to $2,000,914, $632,200, $2,140,767, $3,499,807 and $500,625, respectively. Of such amounts, $1,065,173, $30,994,
$1,519,404, $611,823 and $0, respectively, was waived by the Adviser.

          The Advisory Agreement became effective on July 22, 1992. The Advisory Agreement continues in effect with respect to each Portfolio provided that such continuance is approved at least annually by a majority vote of the holders of the outstanding voting securities of such Portfolio or by a majority vote of the Directors, and in either case, by a majority of the Directors who are not parties to the Advisory Agreement or interested persons of any such party as defined by the 1940 Act. Most recently, the Board of Directors approved the continuance of the Advisory Agreement for each Portfolio for another annual term at their meeting held on October 30 - November 1, 2007.

          The Advisory Agreement is terminable with respect to a Portfolio without penalty by a vote of a majority of the Portfolio's outstanding voting securities or by a vote of a majority of the Fund's Directors on 60 days' written notice, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or of reckless disregard of its obligations thereunder, the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder.

          The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is the investment adviser to the following registered investment companies: AllianceBernstein Balanced Shares, Inc., AllianceBernstein Blended Style Series, Inc., AllianceBernstein Bond Fund, Inc., AllianceBernstein Cap Fund, Inc., AllianceBernstein Corporate Shares, AllianceBernstein Diversified Yield Fund, Inc., AllianceBernstein Exchange Reserves, AllianceBernstein Fixed-Income Shares, Inc., AllianceBernstein Focused Growth & Income Fund, Inc., AllianceBernstein Global Bond Fund, Inc., AllianceBernstein Global Health Care Fund, Inc., AllianceBernstein Global Real Estate Investment Fund, Inc., AllianceBernstein Global Research Growth Fund, Inc., AllianceBernstein Global Technology Fund, Inc., AllianceBernstein Greater China '97 Fund, Inc., AllianceBernstein Growth and Income Fund, Inc., AllianceBernstein High Income Fund, Inc., AllianceBernstein Institutional Funds, Inc., AllianceBernstein International Growth Fund, Inc., AllianceBernstein Large Cap Growth Fund, Inc., AllianceBernstein Mid-Cap Growth Fund, Inc., AllianceBernstein Municipal Income Fund II, AllianceBernstein Trust, AllianceBernstein Utility Income Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc., Sanford C. Bernstein Fund, Inc., Sanford C. Bernstein Fund II, Inc., The AllianceBernstein Pooling Portfolios and The AllianceBernstein Portfolios, all registered open-end investment companies; and to AllianceBernstein Global High Income Fund, Inc., AllianceBernstein Income Fund, Inc., AllianceBernstein National Municipal Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., Alliance California Municipal Income Fund, Inc., Alliance New York Municipal Income Fund, Inc., and The Spain Fund, Inc., all registered closed-end investment companies.

Additional Information About the Portfolios' Portfolio Managers
---------------------------------------------------------------

          The management of and investment decisions for the Portfolios' portfolios are made by the Municipal Bond Investment Team. The investment professionals(3) with the most significant responsibility for the day-to-day management of the Portfolios' portfolios are: Michael Brooks, Fred S. Cohen, R.
B. (Guy) Davidson III and Terrance T. Hults. For additional information about the portfolio management of each Portfolio, see "Management of the Fund - Portfolio Managers" in the Fund's prospectus.

----------
(3) Investment professionals at the Adviser include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.

          Except as set forth below, the aforementioned individuals did not own shares in the Portfolios' securities as of October 31, 2007.

                DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND(4)
                ------------------------------------------------

     Michael G. Brooks                 None
     R. B. (Guy) Davidson, III         None
     Terrance T. Hults                 None

----------
(4) The ranges presented above include any vested shares awarded under the Adviser's Partners Compensation Plan and/or the Profit Sharing/401(k) Plan (the "Plans").

          As of October 31, 2007, employees of the Adviser had approximately $600,867,882.46 invested in shares of all AllianceBernstein Mutual Funds (excluding AllianceBernstein money market funds) through their interests in certain deferred compensation plans, including the Partners Compensation Plan, including both vested and unvested amounts.

          The following tables provide information regarding registered investment companies (other than the Portfolio), other pooled investment vehicles and other accounts over which the Portfolios' portfolio managers also have day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of October 31, 2007.

- California Portfolio

--------------------------------------------------------------------------------
            REGISTERED INVESTMENT COMPANIES (excluding the Portfolio)
--------------------------------------------------------------------------------
                                                                    Total
                                                     Number of      Assets of
                        Total       Total            Registered     Registered
                        Number of   Assets of        Investment     Investment
                        Registered  Registered       Companies      Companies
                        Investment  Investment       Managed with   Managed with
                        Companies   Companies        Performance-   Performance-
Portfolio Manager       Managed     Managed          based Fees     based Fees
-------------------------------------------------------------------------------
Michael Brooks            28        $14,097,000,000     1           $59,000,000
-------------------------------------------------------------------------------
Fred S. Cohen             28        $14,097,000,000     1           $59,000,000
-------------------------------------------------------------------------------
R. B. (Guy) Davidson III  28        $14,097,000,000     1           $59,000,000
-------------------------------------------------------------------------------
Terrance T. Hults         28        $14,097,000,000     1           $59,000,000
-------------------------------------------------------------------------------

- Insured California Portfolio

--------------------------------------------------------------------------------
            REGISTERED INVESTMENT COMPANIES (excluding the Portfolio)
--------------------------------------------------------------------------------
                                                                    Total
                                                     Number of      Assets of
                        Total       Total            Registered     Registered
                        Number of   Assets of        Investment     Investment
                        Registered  Registered       Companies      Companies
                        Investment  Investment       Managed with   Managed with
                        Companies   Companies        Performance-   Performance-
Portfolio Manager       Managed     Managed          based Fees     based Fees
--------------------------------------------------------------------------------
Michael Brooks            28        $14,740,000,000       1         $59,000,000
--------------------------------------------------------------------------------
Fred S. Cohen             28        $14,740,000,000       1         $59,000,000
--------------------------------------------------------------------------------
R. B. (Guy) Davidson III  28        $14,740,000,000       1         $59,000,000
--------------------------------------------------------------------------------
Terrance T. Hults         28        $14,740,000,000       1         $59,000,000
--------------------------------------------------------------------------------

- Insured National Portfolio

--------------------------------------------------------------------------------
            REGISTERED INVESTMENT COMPANIES (excluding the Portfolio)
--------------------------------------------------------------------------------
                                                                    Total
                                                     Number of      Assets of
                        Total       Total            Registered     Registered
                        Number of   Assets of        Investment     Investment
                        Registered  Registered       Companies      Companies
                        Investment  Investment       Managed with   Managed with
                        Companies   Companies        Performance-   Performance-
Portfolio Manager       Managed     Managed          based Fees     based Fees
--------------------------------------------------------------------------------
Michael Brooks            28        $14,712,000,000       1         $59,000,000
--------------------------------------------------------------------------------
Fred S. Cohen             28        $14,712,000,000       1         $59,000,000
--------------------------------------------------------------------------------
R. B. (Guy) Davidson III  28        $14,712,000,000       1         $59,000,000
--------------------------------------------------------------------------------
Terrance T. Hults         28        $14,712,000,000       1         $59,000,000
--------------------------------------------------------------------------------

- National Portfolio

--------------------------------------------------------------------------------
            REGISTERED INVESTMENT COMPANIES (excluding the Portfolio)
--------------------------------------------------------------------------------
                                                                    Total
                                                     Number of      Assets of
                        Total       Total            Registered     Registered
                        Number of   Assets of        Investment     Investment
                        Registered  Registered       Companies      Companies
                        Investment  Investment       Managed with   Managed with
                        Companies   Companies        Performance-   Performance-
Portfolio Manager       Managed     Managed          based Fees     based Fees
--------------------------------------------------------------------------------
Michael Brooks            28        $14,130,000,000      1          $59,000,000
--------------------------------------------------------------------------------
Fred S. Cohen             28        $14,130,000,000      1          $59,000,000
--------------------------------------------------------------------------------
R. B. (Guy) Davidson III  28        $14,130,000,000      1          $59,000,000
--------------------------------------------------------------------------------
Terrance T. Hults         28        $14,130,000,000      1          $59,000,000
--------------------------------------------------------------------------------

- New York Portfolio

--------------------------------------------------------------------------------
            REGISTERED INVESTMENT COMPANIES (excluding the Portfolio)
--------------------------------------------------------------------------------
                                                                    Total
                                                     Number of      Assets of
                        Total       Total            Registered     Registered
                        Number of   Assets of        Investment     Investment
                        Registered  Registered       Companies      Companies
                        Investment  Investment       Managed with   Managed with
                        Companies   Companies        Performance-   Performance-
Portfolio Manager       Managed     Managed          based Fees     based Fees
--------------------------------------------------------------------------------
Michael Brooks            28        $14,729,000,000      1          $59,000,000
--------------------------------------------------------------------------------
Fred S. Cohen             28        $14,729,000,000      1          $59,000,000
--------------------------------------------------------------------------------
R. B. (Guy) Davidson III  28        $14,729,000,000      1          $59,000,000
--------------------------------------------------------------------------------
Terrance T. Hults         28        $14,729,000,000      1          $59,000,000
--------------------------------------------------------------------------------

- All Portfolios

--------------------------------------------------------------------------------
                        OTHER POOLED INVESTMENT VEHICLES
--------------------------------------------------------------------------------
                                                                    Total
                                                     Number of      Assets of
                        Total                        Pooled         Pooled
                        Number of   Total Assets of  Investment     Investment
                        Pooled      Pooled           Vehicles       Vehicles
                        Investment  Investment       Managed with   Managed with
                        Vehicles    Vehicles         Performance-   Performance-
Portfolio Manager       Managed     Managed          based Fees     based Fees
--------------------------------------------------------------------------------
Michael Brooks             None         None           None            None
--------------------------------------------------------------------------------
Fred S. Cohen              None         None           None            None
--------------------------------------------------------------------------------
R. B. (Guy) Davidson III   None         None           None            None
--------------------------------------------------------------------------------
Terrance T. Hults          None         None           None            None
--------------------------------------------------------------------------------

- All Portfolios

--------------------------------------------------------------------------------
                                OTHER ACCOUNTS(5)
--------------------------------------------------------------------------------
                                                                    Total
                                                     Number of      Assets of
                        Total                        Other          Other
                        Number of                    Accounts       Accounts
                        Other       Total Assets of  Managed with   with
                        Accounts    Other Accounts   Performance-   Performance-
Portfolio Manager       Managed     Managed          based Fees     based Fees
--------------------------------------------------------------------------------
Michael Brooks            1,531     $11,451,000,000       1         $10,000,000
--------------------------------------------------------------------------------
Fred S. Cohen             1,531     $11,451,000,000       1         $10,000,000
--------------------------------------------------------------------------------
R. B. (Guy) Davidson III  1,531     $11,451,000,000       1         $10,000,000
--------------------------------------------------------------------------------
Terrance T. Hults         1,531     $11,451,000,000       1         $10,000,000
--------------------------------------------------------------------------------

----------
(5) Each investment vehicle or account represented in the chart, for which the investment professionals have portfolio management responsibility, is based upon one of nine model portfolios. Each vehicle or account differs from its respective model portfolio only to a limited extent based on specific client requirements relating to the client's tax considerations, cash flows due to the frequency and amount of investments, and/or client-imposed investment restrictions regarding particular types of industries.

Investment Professional Conflict of Interest Disclosure
-------------------------------------------------------

          As an investment adviser and fiduciary, the Adviser owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

          Employee Personal Trading. The Adviser has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of the Adviser own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, the Adviser permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. The Adviser's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by the Adviser. The Code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

          Managing Multiple Accounts for Multiple Clients. The Adviser has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, the Adviser's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.

          Allocating Investment Opportunities. The Adviser has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at the Adviser routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

          The Adviser's procedures are also designed to prevent potential conflicts of interest that may arise when the Adviser has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which the Adviser could share in investment gains.

          To address these conflicts of interest, the Adviser's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio Manager Compensation
------------------------------

          The Adviser's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:

          (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

          (ii) Discretionary incentive compensation in the form of an annual cash bonus: The Adviser's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, the Adviser considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of the Adviser. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. The Adviser also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the Adviser's leadership criteria.

          (iii) Discretionary incentive compensation in the form of awards under the Adviser's Partners Compensation Plan ("deferred awards"): The Adviser's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or the Adviser terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of the Adviser's clients and mutual fund shareholders with respect to the performance of those mutual funds. The Adviser also permits deferred award recipients to allocate up to 50% of their award to investments in the Adviser's publicly traded equity securities.(6)

----------
(6) Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of the Adviser's Master Limited Partnership Units.

          (iv) Contributions under the Adviser's Profit Sharing/401(k) Plan: The contributions are based on the Adviser's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of the Adviser.

Directors and Officers
----------------------

Board of Directors Information
------------------------------

          The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                                 OTHER
                                                                PORTFOLIOS IN    DIRECTOR-
                              PRINCIPAL                         FUND COMPLEX     SHIPS
NAME, ADDRESS* AND AGE        OCCUPATION(S)                     OVERSEEN         HELD BY
(YEAR ELECTED**)              DURING PAST 5 YEARS               BY DIRECTOR      DIRECTOR
----------------              -------------------               --------------   ---------
INTERESTED DIRECTOR

Marc O. Mayer,***             Executive Vice President of the          97        SCB Partners, Inc.
1345 Avenue of the Americas   Adviser since 2001 and Chief                       and SCB Inc.
New York, NY 10105            Investment Officer of Blend
50                            Solutions since June 2008.
(2003)                        Previously, Executive Managing
                              Director of AllianceBernstein
                              Investments, Inc. ("ABI") since
                              2003; prior thereto, he was
                              head of AllianceBernstein
                              Institutional Investments, a
                              unit of the Adviser, from
                              2001-2003. Prior thereto, Chief
                              Executive Officer of Sanford C.
                              Bernstein & Co., LLC
                              (institutional research and
                              brokerage arm of Bernstein &
                              Co. LLC ("SCB & Co.")) and its
                              predecessor since prior to
                              2003.

DISINTERESTED DIRECTORS

Chairman of the Board

William H. Foulk, Jr., #,+    Investment adviser and an                99        None
75                            Independent Consultant.
(1999)                        Formerly, Senior Manager of
                              Barrett Associates, Inc., a
                              registered investment adviser,
                              with which he had been
                              associated since prior to 2003.
                              He was formerly Deputy
                              Comptroller and Chief Investment
                              Officer of the State of New York
                              and, prior thereto, Chief
                              Investment Officer of the New
                              York Bank for Savings.

John H. Dobkin, #             Consultant. Formerly President           97        None
66                            of Save Venice, Inc.
(1995)                        (preservation organization) from
                              2001-2002, Senior Advisor from
                              June 1999 - June 2000 and
                              President of Historic Hudson
                              Valley (historic preservation)
                              from December 1989-May 1999.
                              Previously, Director of the
                              National Academy of Design and
                              during 1988-1992, Director and
                              Chairman of the Audit Committee
                              of AB Corp.

Michael J. Downey, #          Private Investor since January           97        Asia Pacific Fund,
64                            2004. Formerly, Managing Partner                   Inc., The Merger
(2005)                        of Lexington Capital, LLC                          Fund, and Prospect
                              (investment advisory firm) from                    Acquisition Corp.
                              December 1997 until December                       (financial services)
                              2003. Prior thereto, Chairman
                              and CEO of Prudential Mutual
                              Fund Management from 1987 to
                              1993.

D. James Guzy, #              Chairman of the Board of PLX             97        Intel Corporation
72                            Technology (semi-conductors) and                   (semi-conductors)
(2005)                        SRC Computers Inc., with which                     and Cirrus Logic
                              he has been associated since                       Corporation (semi-
                              prior to 2003.                                     conductors)

Nancy P. Jacklin, #           Formerly, U.S. Executive                 97        None
60                            Director of the International
(2006)                        Monetary Fund (December 2002-May
                              2006); Partner, Clifford Chance
                              (1992-2002); Sector Counsel,
                              International Banking and
                              Finance, and Associate General
                              Counsel, Citicorp (1985-1992);
                              Assistant General Counsel
                              (International), Federal Reserve
                              Board of Governors (1982-1985);
                              and Attorney Advisor, U.S.
                              Department of the Treasury
                              (1973-1982). Member of the Bar
                              of the District of Columbia and
                              New York; and member of the
                              Council on Foreign Relations.

Garry L. Moody,****           Formerly, Partner, Deloitte &            96        None
56                            Touche LLP, Vice-Chairman, and
(2008)                        the U.S. and Global Managing
                              Partner, Investment Management
                              Services Group 1995-2008.
                              President, Fidelity Accounting
                              and Custody Services Company
                              from 1993-1995, Partner, Ernst
                              & Young LLP, partner in charge
                              of the Chicago Office's Tax
                              Department, National Director
                              of Investment Management Tax
                              Services from 1975-1993.

Marshall C. Turner, Jr., #    Formerly, Chairman and CEO of            97        Xilinx, Inc.
66                            Dupont Photomasks, Inc.                            (programmable logic
(2005)                        (components of semi-conductor                      semi-conductors) and
                              manufacturing), 2003-2005, and                     MEMC Electronic
                              President and CEO, 2005-2006,                      Materials, Inc.
                              after the company was renamed                      (semi-conductor and
                              Toppan Photomasks, Inc.                            solar cell substrates)

Earl D. Weiner, #             Of Counsel, and Partner prior to         97        None
68                            January 2007, of the law firm
(2007)                        Sullivan & Cromwell LLP; member
                              of ABA Federal Regulation of
                              Securities Committee Task Force
                              on Fund Director's Guidebook and
                              member of Advisory Board of
                              Sustainable Forestry Management
                              Limited.


----------
* The address for each of the Fund's Directors is c/o Philip L. Kirstein, AllianceBernstein L.P., Attn: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.

**   There is no stated term of office for the Fund's Directors.

*** Mr. Mayer is an "interested person," as defined in the 1940 Act, due to his position as an Executive Vice President of the Adviser.

**** Mr. Moody was elected as a Director of the Fund effective February 1, 2008.

+    Member of the Fair Value Pricing Committee.

# Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

          The Fund's Board of Directors has four standing committees of the Board -- an Audit Committee, a Governance and Nominating Committee, a Fair Value Pricing Committee and an Independent Directors Committee. The members of the Audit, Governance and Nominating, Fair Value Pricing and Independent Directors Committees are identified above.

          The function of the Audit Committee is to assist the Board of Directors in its oversight of the Fund's financial reporting process. The Audit Committee met five during the Fund's most recently completed fiscal year.

          The function of the Governance and Nominating Committee includes the nomination of persons to fill any vacancies or newly created positions on the Board of Directors. The Governance and Nominating Committee met seven times during the Fund's most recently completed fiscal year.

          The Governance and Nominating Committee has a charter and, pursuant to the charter, the Governance and Nominating Committee will consider candidates for nomination as a director submitted by a shareholder or group of shareholders who have beneficially owned at least 5% of a Portfolio's common stock or shares of beneficial interest for at least two years at the time of submission and who timely provide specified information about the candidates and the nominating shareholder or group. To be timely for consideration by the Governance and Nominating Committee, the submission, including all required information, must be submitted in writing to the attention of the Secretary at the principal executive offices of the Fund not less than 120 days before the date of the proxy statement for the previous year's annual meeting of shareholders. If the Fund did not hold an annual meeting of shareholders in the previous year, the submission must be delivered or mailed and received within a reasonable amount of time before the Fund begins to print and mail its proxy materials. Public notice of such upcoming annual meeting of shareholders may be given in a shareholder report or other mailing to shareholders or by other means deemed by the Governance and Nominating Committee or the Board to be reasonably calculated to inform shareholders.

          Shareholders submitting a candidate for consideration by the Governance and Nominating Committee must provide the following information to the Governance and Nominating Committee: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the candidate; (B) any position or business relationship of the candidate, currently or within the preceding five years, with the shareholder or an associated person of the shareholder as defined below; (C) the class or series and number of all shares of a Portfolio owned of record or beneficially by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the 1940 Act and the rules and regulations promulgated thereunder; (E) whether the shareholder believes that the candidate is or will be an "interested person" of the Fund (as defined in the 1940 Act) and, if believed not to be an "interested person," information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate's knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors' and officers' questionnaire if elected; (iv) the shareholder's consent to be named as such by the Fund; (v) the class or series and number of all shares of a Portfolio of the Fund owned beneficially and of record by the shareholder and any associated person of the shareholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund's record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the shareholder. "Associated Person of the shareholder" means any person who is required to be identified under clause (vi) of this paragraph and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the shareholder or (b) the associated person of the shareholder.

          The Governance and Nominating Committee may require the shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to the nominating procedures described above or to determine the qualifications and eligibility of the candidate proposed by the shareholder to serve on the Board. If the shareholder fails to provide such other information in writing within seven days of receipt of written request from the Governance and Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

          The Governance and Nominating Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at an annual meeting of shareholders. The Governance and Nominating Committee will not consider self-nominated candidates. The Governance and Nominating Committee will consider and evaluate candidates submitted by shareholders on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. These criteria include the candidate's relevant knowledge, experience, and expertise, the candidate's ability to carry out his or her duties in the best interests of the Fund, the candidate's ability to qualify as a disinterested Director and such other criteria as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

          The function of the Fair Value Pricing Committee is to consider, in advance if possible, any fair valuation decision of the Adviser's Valuation Committee relating to a security held by the Fund made under unique or highly unusual circumstances not previously addressed by the Valuation Committee that would result in a change in the Fund's NAV by more than $0.01 per share. The Fair Value Pricing Committee did not meet during the Fund's most recently completed fiscal year.

          The function of the Independent Directors Committee is to consider and take action on matters that the Board or Committee believes should be addressed in executive session of the disinterested Directors, such as review and approval of the Advisory and Distribution Services Agreements. The Independent Directors Committee met seven times during the Fund's most recently completed fiscal year.

          The dollar range of the Fund's securities owned by each Director and the aggregate dollar range of securities in all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "AllianceBernstein Fund Complex") owned by each Director are set forth below.

                                                          AGGREGATE DOLLAR
                                                          RANGE OF EQUITY
                                DOLLAR RANGE              SECURITIES IN THE
                                OF EQUITY SECURITIES      ALLIANCEBERNSTEIN
                                IN THE FUND AS OF         FUND COMLPEX AS OF
                                DECEMBER 31, 2007         DECEMBER 31, 2007
                                -----------------         -----------------

Marc O. Mayer                   None                      Over $100,000
John H. Dobkin                  None                      Over $100,000
Michael J. Downey               None                      Over $100,000
William H. Foulk, Jr.           None                      Over $100,000
D. James Guzy                   None                      $50,001-$100,000
Nancy P. Jacklin                None                      Over $100,000
Garry L. Moody                  None                      None
Marshall C. Turner, Jr.         None                      Over $100,000
Earl D. Weiner                  None                      Over $100,000

*Mr. Moody is a Director of the Fund effective February 1, 2008. Officer Information

          Certain information concerning the Fund's officers is set forth below.

NAME, ADDRESS*             POSITION(S)             PRINCIPAL OCCUPATION
AND AGE                    HELD WITH FUND          DURING PAST 5 YEARS
--------------------       ---------------------   -------------------

Marc O. Mayer,             President and Chief     See biography above.
50                         Executive Officer

Philip L. Kirstein,        Senior Vice President   Senior Vice President and
62                         and Independent         Independent Compliance
                           Compliance Officer      Officer of the
                                                   AllianceBernstein Funds, with
                                                   which he has been associated
                                                   since October 2004. Prior
                                                   thereto, he was Of Counsel to
                                                   Kirkpatrick & Lockhart, LLP
                                                   from October 2003 to October
                                                   2004, and General Counsel of
                                                   Merrill Lynch Investment
                                                   Managers, L.P. since prior to
                                                   March 2003.

Douglas J. Peebles,        Senior Vice President   Executive Vice President of
42                                                 the Adviser,** with which he
                                                   has been associated since
                                                   prior to 2003, Chief
                                                   Investment Officer and
                                                   Co-Head of Fixed Income.

Jeffrey S. Phlegar,        Senior Vice President   Executive Vice President of
41                                                 the Adviser,** with which he
                                                   has been associated since
                                                   prior to 2003, Co-Chief
                                                   Investment Officer and
                                                   Co-Head of Fixed Income.

Robert B. (Guy) Davidson   Senior Vice President   Senior Vice President of the
III,                                               Adviser,** with which he has
46                                                 been associated since prior
                                                   to 2003.

Michael G. Brooks,         Vice President          Senior Vice President of the
59                                                 Adviser,** with which he has
                                                   been associated since prior
                                                   to 2003.

Fred S. Cohen,             Vice President          Senior Vice President of the
49                                                 Adviser,** with which he has
                                                   been associated since prior
                                                   to 2003.

Terrance T. Hults,         Vice President          Senior Vice President of the
41                                                 Adviser,** with which he has
                                                   been associated since prior
                                                   to 2003.

Emilie D. Wrapp,           Secretary               Senior Vice President,
52                                                 Assistant General Counsel and
                                                   Assistant Secretary of ABI,**
                                                   with which she has been
                                                   associated since prior to
                                                   2003.

Joseph J. Mantineo,        Treasurer and Chief     Senior Vice President of
48                         Financial Officer       ABIS,** with which he has
                                                   been associated since prior
                                                   to 2003.

Thomas R. Manley,          Controller              Vice President of the
56                                                 Adviser,** with which he has
                                                   been associated since prior
                                                   to 2003.

----------
* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**   The Adviser, ABI, ABIS and SCB & Co. are affiliates of the Fund.

          The Fund does not pay any fees, or to reimburse expenses of, its Directors who are considered "interested persons" of a Portfolio. The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended October 31, 2007, the aggregate compensation paid to each of the Directors during calendar year 2007 by the AllianceBernstein Fund Complex and the total number of registered investment companies (and separate investment portfolios within those companies) in the AllianceBernstein Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the registered investment company nor any other fund in the AllianceBernstein Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the AllianceBernstein Fund Complex.

                                                                Total Number of       Total Number of
                                                                Investment            Investment
                                                                Companies in the      Portfolios within the
                                           Total                AllianceBernstein     AllianceBernstein
                                           Compensation         Fund Complex,         Fund Complex
                                           From the             Including the Fund    Including the Fund
                           Aggregate       AllianceBernstein    as to which           as to which the
Name of Director           Compensation    Fund Complex,        the Director is a     Director is a Director
of the Fund                from the Fund   Including the Fund   Director or Trustee   or Trustee
----------------           -------------   ------------------   -------------------   ----------------------

Marc O. Mayer              $0              $0                       35                97
John H. Dobkin             $4,181          $241,700                 35                97
Michael J. Downey          $4,081          $226,300                 35                97
William H. Foulk, Jr.      $7,733          $443,600                 37                99
D. James Guzy              $4,081          $226,300                 35                97
Nancy P. Jacklin           $4,081          $226,300                 35                97
Garry L. Moody*            $0              $0                       33                96
Marshall C. Turner, Jr.    $4,081          $225,700                 35                97
Earl D. Weiner             $3,248          $226,900                 35                97


----------
*    Mr. Moody was elected as a Director of the Fund effective February 1, 2008.

          As of July 14, 2008, the Directors and officers of the Fund as a group owned less than 1% of the shares of the Fund.

--------------------------------------------------------------------------------

                              EXPENSES OF THE FUND

--------------------------------------------------------------------------------

Distribution Services Agreement
-------------------------------

          The Fund has entered into a Distribution Services Agreement (the "Agreement") with ABI, the Fund's principal underwriter, to permit ABI to distribute the Fund's shares and to permit the Fund to pay distribution services fees to defray expenses associated with the distribution of its Class A, Class B and Class C shares in accordance with a plan of distribution which is included in the Agreement and that has been duly adopted and approved in accordance with Rule 12b-1 adopted by the Commission under the 1940 Act (the "Rule 12b-1 Plan").

          During the fiscal year ended October 31, 2007, the National, Insured National, New York, California and Insured California Portfolios paid distribution services fees for expenditures under the Agreement, with respect to Class A shares, in amounts aggregating $1,053,276, $361,211, $988,778, $1,791,583 and $262,260, respectively, which constituted approximately .30% of each Portfolio's aggregate average daily net assets attributable to Class A shares during the period. The Adviser made payments from its own resources as described above aggregating $1,234,297, $951,592, $1,453,711, $1,658,200 and
$868,372 for the National, Insured National, New York, California and Insured California Portfolios, respectively.

          During the Fund's fiscal year ended October 31, 2007, the National, Insured National, New York, California and Insured California Portfolios paid distribution services fees for expenditures under the Agreement, with respect to Class B shares, in amounts aggregating $322,396, $98,872, $989,178, $644,463 and $85,732, respectively, which constituted approximately 1.0% of the aggregate average daily net assets attributable to Class B shares during the period. The Adviser made payments from its own resources as described above aggregating $0, $0, $0, $0 and $0 for the National, Insured National, New York, California and Insured California Portfolios, respectively. For the National, Insured National, New York, California and Insured California Portfolios, $120,637, $46,112, $431,174, $403,304 and $46,491, respectively, were used to offset the distribution services fees paid in prior years.

          During the fiscal year ended October 31, 2007, the National, Insured National, New York, California and Insured California Portfolios paid distribution services fees for expenditures under the Agreement, with respect to Class C shares, in amounts aggregating $613,154, $107,980, $472,156, $1,160,942 and $152,567, respectively, which constituted approximately 1.0% of each Portfolio's aggregate average daily net assets attributable to Class C shares during the period. The Adviser made payments from its own resources as described above aggregating $185,333, $68,494, $137,485, $155,512 and $119,406 for the
National, Insured National, New York, California and Insured California Portfolios, respectively.

          Expenses incurred by each Portfolio and costs allocated to each Portfolio in connection with activities primarily intended to result in the sale of Class A, Class B, and Class C shares, respectively, were as follows for the periods indicated:

National Portfolio
------------------
                             Class A Shares      Class B Shares      Class C Shares
                             (For the Fiscal     (For the Fiscal     (For the Fiscal
                             year ended          year ended          year ended
Category of Expense          October 31, 2007)   October 31, 2007)   October 31, 2007)
-------------------          -----------------   -----------------   -----------------
Advertising/Marketing        $       2,379       $         176       $         443

Printing and Mailing of
Prospectuses and
Semi-Annual and Annual
Reports to Other than
Current Shareholders         $           0       $          11       $           0

Compensation to
Underwriters                 $     529,828       $      28,432       $      85,143

Compensation to Dealers      $   1,151,196       $     134,792       $     617,185

Compensation to Sales
Personnel                    $     105,886       $       4,654       $      16,008

Interest, Carrying or
Other Financing Charges      $           0       $       6,989       $         649

Other (includes personnel
costs of those home office
employees involved in the
distribution effort and the
travel-related expenses
incurred by the marketing
personnel conducting
seminars)                    $     498,284       $      26,705       $      79,059

Totals                       $   2,287,573       $     201,759       $     798,487

Insured National Portfolio
                             Class A Shares      Class B Shares      Class C Shares
                             (For the Fiscal     (For the Fiscal     (For the Fiscal
                             year ended          year ended          year ended
Category of Expense          October 31, 2007)   October 31, 2007)   October 31, 2007)
-------------------          -----------------   -----------------   -----------------
Advertising/Marketing        $       2,117       $          31       $          15

Printing and Mailing of
Prospectuses and
Semi-Annual and Annual
Reports to Other than
Current Shareholders         $           0       $           2       $           0

Compensation to
Underwriters                 $     431,748       $       9,011       $      30,676

Compensation to Dealers      $     446,497       $      26,494       $     114,033

Compensation to Sales
Personnel                    $      27,125       $         505       $       2,231

Interest, Carrying or
Other Financing Charges      $           0       $       2,236       $          90

Other (includes personnel
costs of those home office
employees involved in the
distribution effort and the
travel-related expenses
incurred by the marketing
personnel conducting
seminars)                    $     405,316       $       8,481       $      29,429

Totals                       $   1,312,803       $      46,760       $     176,474

New York Portfolio
                             Class A Shares      Class B Shares      Class C Shares
                             (For the Fiscal     (For the Fiscal     (For the Fiscal
                             year ended          year ended          year ended
Category of Expense          October 31, 2007)   October 31, 2007)   October 31, 2007)
-------------------          -----------------   -----------------   -----------------
Advertising/Marketing        $       2,428       $         413       $         239

Printing and Mailing of
Prospectuses and
Semi-Annual and Annual
Reports to Other than
Current Shareholders         $           0       $          22       $           0

Compensation to
Underwriters                 $     541,769       $      66,726       $      52,705

Compensation to Dealers      $   1,233,477       $     387,331       $     491,128

Compensation to Sales
Personnel                    $     155,457       $      15,595       $      15,467

Interest, Carrying or
Other Financing Charges      $           0       $      26,289       $         614

Other (includes personnel
costs of those home office
employees involved in the
distribution effort and the
travel-related expenses
incurred by the marketing
personnelconducting
seminars)                    $     509,358       $      61,628       $      49,488

Totals                       $   2,442,489       $     558,004       $     609,641

California Portfolio
                             Class A Shares      Class B Shares      Class C Shares
                             (For the Fiscal     (For the Fiscal     (For the Fiscal
                             year ended          year ended          year ended
Category of Expense          October 31, 2007)   October 31, 2007)   October 31, 2007)
-------------------          -----------------   -----------------   -----------------
Advertising/Marketing        $       3,518       $         129       $         332

Printing and Mailing of
Prospectuses and
Semi-Annual and Annual
Reports to Other than
Current Shareholders         $           0       $          54       $           0

Compensation to
Underwriters                 $     734,895       $      19,324       $      78,172

Compensation to Dealers      $   1,887,595       $     186,976       $   1,151,519

Compensation to Sales
Personnel                    $     133,815       $       3,361       $      13,010

Interest, Carrying or
Other Financing Charges      $           0       $      13,797       $         527

Other (includes personnel
costs of those home office
employees involved in the
distribution effort and the
travel-related expenses
incurred by the marketing
personnel conducting
seminars)                    $     689,960       $      17,518       $      72,894

Totals                       $   3,449,783       $     241,159       $   1,316,454

Insured California Portfolio
                             Class A Shares      Class B Shares      Class C Shares
                             (For the Fiscal     (For the Fiscal     (For the Fiscal
                             year ended          year ended          year ended
Category of Expense          October 31, 2007)   October 31, 2007)   October 31, 2007)
-------------------          -----------------   -----------------   -----------------
Advertising/Marketing        $       2,049       $          12       $          19

Printing and Mailing of
Prospectuses and
Semi-Annual and Annual
Reports to Other than
Current Shareholders         $           0       $           0       $           0

Compensation to
Underwriters                 $     395,122       $       7,339       $      52,373

Compensation to Dealers      $     353,570       $      21,843       $     169,202

Compensation to Sales
Personnel                    $       8,091       $         160       $       1,612

Interest, Carrying or
Other Financing Charges      $           0       $       2,688       $          23

Other (includes personnel
costs of those home office
employees involved in the
distribution effort and the
travel-related expenses
incurred by the marketing
personnel conducting
seminars)                    $     371,800       $       7,199       $      48,744

Totals                       $   1,130,632       $      39,241       $     271,973

          Distribution services fees are accrued daily and paid monthly and are charged as expenses of the Portfolio as accrued. The distribution services fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of an initial sales charge, and at the same time to permit ABI to compensate broker-dealers in connection with the sale of such shares. In this regard the purpose and function of the combined contingent deferred sales charges ("CDSCs") and distribution services fees on the Class B and Class C shares, are the same as those of the initial sales charge and distribution services fee with respect to the Class A shares in that the sales charge and distribution services fee provide for the financing of the distribution of the relevant class of the Portfolio's shares.

          With respect to Class A shares of the Fund, distribution expenses accrued by ABI in one fiscal year may not be paid from distribution services fees received from the Fund in subsequent fiscal years. ABI's compensation with respect to Class B and Class C shares under the Rule 12b-1 Plan is directly tied to the expenses incurred by ABI. Actual distribution expenses for Class B and Class C shares for any given year, however, will probably exceed the distribution services fee payable under the Rule 12b-1 Plan with respect to the class involved and, in the case of Class B and Class C shares, payments received from CDSCs. The excess will be carried forward by ABI and reimbursed from distribution services fees payable under the Rule 12b-1 Plan with respect to the class involved and, in the case of Class B and Class C shares, payments subsequently received through CDSCs, so long as the Rule 12b-1 Plan is in effect.

          Unreimbursed distribution expenses incurred as of October 31, 2007, and carried over for reimbursement in future years in respect of the Class B and Class C shares for the Fund were, as of that time, as follows:

            Amount of Unreimbursed Distribution Expenses Carried Over
                   (as a percentage of the Class's net assets)
                   -------------------------------------------

                                      Class B                      Class C
                                      -------                      -------

National             $3,837,003        15.1%    $5,008,491          8.3%

Insured National     $3,590,429        55.7%    $2,002,978         18.4%

California           $6,808,514        15.6%    $5,973,429          5.3%

Insured California   $3,051,988        50.5%    $1,936,127         13.5%

New York             $7,020,627         9.4%    $2,959,368          6.4%

          The Rule 12b-1 Plan is in compliance with rules of the Financial Industry Regulatory Authority (the "FINRA") that effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.

          In approving the Rule 12b-1 Plan, the Directors of the Fund determined that there was a reasonable likelihood that the Rule 12b-1 Plan would benefit the Fund and its shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

          The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to ABI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

          The Agreement continues in effect with respect to each class of a Portfolio so long as such continuance is specifically approved at least annually by the Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and in either case, by a majority of the Directors of the Fund who are not parties to the Agreement or "interested persons," as defined in the 1940 Act, of any such party (other than as Directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto. Most recently, continuance of the Agreement was approved for an additional annual term by a vote, cast in person, of the Directors, including a majority of the Directors who are not "interested persons" as defined in the 1940 Act, at their meeting held on October 30 - November 1, 2007.

          In the event that the Rule 12b-1 Plan is terminated or not continued with respect to the Class A shares, Class B shares or Class C shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to ABI with respect to that class and (ii) the Fund would not be obligated to pay ABI for any amounts expended under the Agreement not previously recovered by ABI from distribution services fees in respect of shares of such class or through deferred sales charges.

Transfer Agency Agreement
-------------------------

          ABIS, an indirect wholly-owned subsidiary of the Adviser, located principally at 8000 IH 10 W, 4th Floor, San Antonio, Texas 78230, receives a transfer agency fee per account holder of the Class A shares, Class B shares, Class C shares, and Advisor Class shares (as applicable) of each Portfolio of the Fund. The transfer agency fee with respect to the Class B shares and Class C shares is higher than the transfer agency fee with respect to the Class A shares and Advisor Class shares. For the fiscal year ended October 31, 2007, the Fund paid ABIS $547,854 under the transfer agency agreement.

          ABIS acts as the transfer agent for the Portfolios. ABIS registers the transfer, issuance and redemption of Portfolio shares and disburses dividends and other distributions to Portfolio shareholders.

          Many Portfolio shares are owned by selected dealers or selected agents, as defined below, financial intermediaries or other financial representatives ("financial intermediaries") for the benefit of their customers. Retirement plans may also hold Portfolio shares in the name of the plan, rather than the participant. In those cases, the Portfolios often do not maintain an account for you. Thus, some or all of the transfer agency functions for these accounts are performed by the financial intermediaries and plan recordkeepers. The Portfolios, ABI and/or the Adviser pay to these financial intermediaries, including those that sell shares of the AllianceBernstein Mutual Funds, fees for sub-transfer agency and related recordkeeping services in amounts ranging up to $19 per customer fund account per annum. Retirement plans may also hold Portfolio shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Portfolios, may be paid for each plan participant fund account in amounts up to $19 per account per annum and/or up to 0.25% per annum of the average daily assets held through the intermediary. To the extent any of these payments for recordkeeping services, transfer agency services or retirement plan accounts are made by the Portfolios, they are included in your Prospectus in the Portfolio expense tables under "Fees and Expenses of the Portfolios." In addition, financial intermediaries may be affiliates of entities that receive compensation from the Adviser or ABI for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

          Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one class of shares over another.

Code of Ethics and Proxy Voting Policies and Procedures
-------------------------------------------------------

          The Fund, the Adviser and ABI have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

          Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30, 2007 is available (1) without charge, upon request, by calling (800) 227-4618; or on or through the Fund's website at www.AllianceBernstein.com; or both; and (2) on the Commission's website at www.sec.gov.

--------------------------------------------------------------------------------

                               PURCHASE OF SHARES

--------------------------------------------------------------------------------

          The following information supplements that set forth in the Fund's Prospectus under the heading "Investing in the Portfolios."

General
-------

          Shares of each Portfolio are offered on a continuous basis at a price equal to their NAV plus an initial sales charge at the time of purchase ("Class A shares"), with a CDSC ("Class B shares"), without any initial sales charge and, as long as the shares are held one year or more, without any CDSC ("Class C shares"), or to investors eligible to purchase Advisor Class shares, without any initial sales charge or CDSC ("Advisor Class shares"), in each case as described below. All of the classes of shares of each Portfolio, except the Advisor Class shares, are subject to Rule 12b-1 asset-based sales charges. Shares of each Portfolio that are offered subject to a sales charge are offered through (i) investment dealers that are members of FINRA and have entered into selected dealer agreements with ABI ("selected dealers"), (ii) depository institutions and other financial intermediaries, or their affiliates, that have entered into selected agent agreements with ABI ("selected agents"), and (iii) ABI.

          Investors may purchase shares of a Portfolio either through financial intermediaries or directly through ABI. A transaction, service, administrative or other similar fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of shares made through the financial intermediary. Such financial intermediary may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to classes of shares available through that financial intermediary and the minimum initial and subsequent investment amounts. The Fund is not responsible for, and has no control over, the decision of any financial intermediary to impose such differing requirements. Sales personnel of selected dealers and agents distributing the Fund's shares may receive differing compensation for selling different classes of shares.

          In order to open your account, the Fund or your financial intermediary is required to obtain certain information from you for identification purposes. This information may include name, date of birth, permanent residential address and social security/taxpayer identification number. It will not be possible to establish your account without this information. If the Fund or your financial intermediary is unable to verify the information provided, your account may be closed and other appropriate action may be taken as permitted by law.

          The Fund's Board of Directors has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Portfolio shares or excessive or short-term trading that may disadvantage long-term Portfolio shareholders. These policies are described below. The Portfolio reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

          Risks Associated With Excessive Or Short-Term Trading Generally. While the Portfolios will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Portfolio's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Portfolio shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Portfolio may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Portfolio's shares may force the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Portfolio may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Portfolio may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, a Portfolio may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect Portfolio performance.

          Significant investments in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price (referred to as "time zone arbitrage"). The risk is generally not applicable to the Portfolios because they do not invest in foreign securities.

          Investments in other types of securities may also be susceptible to short-term trading strategies. These investments include securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid, which have the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). The Portfolios may be adversely affected by price arbitrage because they significantly invest in municipal bonds, which may be thinly traded or traded infrequently.

          Policy Regarding Short-Term Trading. Purchases and exchanges of shares of the Portfolios should be made for investment purposes only. The Portfolios seek to prevent patterns of excessive purchases and sales or exchanges of Portfolio shares. The Portfolios will seek to prevent such practices to the extent they are detected by the procedures described below. The Portfolios reserve the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

     o Transaction Surveillance Procedures. The Portfolios, through their agents, ABI and ABIS, maintain surveillance procedures to detect excessive or short-term trading in Portfolio shares. This surveillance process involves several factors, which include scrutinizing transactions in Portfolio shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Portfolio shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, the Portfolios may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

     o Account Blocking Procedures. If the Portfolios determine, in their sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Portfolio account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Portfolio shares back to a Portfolio or redemptions will continue to be permitted in accordance with the terms of the Portfolio's current Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated financial intermediary provides evidence or assurance acceptable to the Portfolio that the account holder did not or will not in the future engage in excessive or short-term trading.

     o Applications of Surveillance Procedures and Restrictions to Omnibus Accounts. Omnibus account arrangements are common forms of holding shares of the Portfolios, particularly among certain financial intermediaries, including sponsors of retirement plans and variable insurance products. The Portfolios apply their surveillance procedures to these omnibus account arrangements. As required by Commission rules, the Portfolios have entered into agreements with all of its financial intermediaries that require the financial intermediaries to provide the Portfolios, upon the request of the Portfolios or their agents, with individual account level information about their transactions. If the Portfolios detect excessive trading through their monitoring of omnibus accounts, including trading at the individual account level, the financial intermediaries will also execute instructions from the Portfolios to take actions to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Portfolio shares. For certain retirement plan accounts, the Portfolios may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Portfolio shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail).

          Risks to Shareholders Resulting From Imposition of Account Blocks in Response to Excessive Short-Term Trading Activity. A shareholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in a Portfolio that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with a "blocked" account may be forced to redeem Portfolio shares, which could be costly if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Portfolio shares and avoid frequent trading in Portfolio shares.

Limitations on Ability to Detect and Curtail Excessive Trading Practices.
-------------------------------------------------------------------------

          Shareholders seeking to engage in excessive short-term trading activities may deploy a variety of strategies to avoid detection and, despite the efforts of the Portfolios and their agents to detect excessive or short duration trading in Portfolio shares, there is no guarantee that the Portfolios will be able to identify these shareholders or curtail their trading practices. In particular, the Portfolios may not be able to detect excessive or short-term trading in Portfolio shares attributable to a particular investor who effects purchase and/or exchange activity in Portfolio shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Portfolio shares.

          The Fund reserves the right to suspend the sale of the Portfolio's shares to the public in response to conditions in the securities markets or for other reasons. If the Fund suspends the sale of a Portfolio's shares, shareholders will not be able to acquire those shares, including through an exchange.

          The public offering price of shares of each Portfolio is their NAV, plus, in the case of Class A shares, a sales charge. On each Fund business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Portfolio invests might materially affect the value of Portfolio shares, the NAV is computed as of the next close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) by dividing the value of the Portfolio's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any day on which the Exchange is open for trading.

          The respective NAVs of the various classes of shares of each Portfolio are expected to be substantially the same. However, the NAVs of the Class B and Class C shares will generally be slightly lower than the NAVs of the Class A and Advisor Class shares as a result of the differential daily expense accruals of the higher distribution and, in some cases, transfer agency fees applicable with respect to those classes of shares.

          The Fund will accept unconditional orders for shares of each Portfolio to be executed at the public offering price equal to their NAV next determined (plus applicable Class A sales charges), as described below. Orders received by ABI prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the NAV computed as of the close of regular trading on the Exchange on that day (plus applicable Class A sales charges). In the case of orders for purchase of shares placed through financial intermediaries, the applicable public offering price will be the NAV as so determined, but only if the financial intermediary receives the order prior to the close of regular trading on the Exchange. The financial intermediary is responsible for transmitting such orders by a prescribed time to the Fund or its transfer agent. If the financial intermediary fails to do so, the investor will not receive that day's NAV. If the financial intermediary receives the order after the close of regular trading on the Exchange, the price received by the investor will be based on the NAV determined as of the close of regular trading on the Exchange on the next day it is open for trading.

          Following the initial purchase of Portfolio shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Mutual Fund Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this SAI. Except with respect to certain omnibus accounts, telephone purchase orders with payment by electronic funds transfer may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). Telephone purchase requests must be received before 4:00 p.m., Eastern time, on a Fund business day to receive that day's public offering price. Telephone purchase requests received after 4:00 p.m., Eastern time, are automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

          Full and fractional shares are credited to a shareholder's account in the amount of his or her subscription. As a convenience, and to avoid unnecessary expense to a Portfolio, the Portfolio will not issue stock certificates representing shares of the Portfolio. Ownership of a Portfolio's shares will be shown on the books of the Portfolio's transfer agent. Lost certificates will not be replaced with another certificate, but will be shown on the books of a Portfolio's transfer agent. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates.

          Each class of shares of a Portfolio represents an interest in the same portfolio of investments of the Portfolio, have the same rights and are identical in all respects, except that (i) Class A shares bear the expense of the initial sales charge (or CDSC, when applicable) and Class B and Class C shares bear the expense of the CDSC, (ii) Class B shares and Class C shares each bear the expense of a higher distribution services fee than do Class A shares, and Advisor Class shares do not bear such a fee, (iii) Class B and Class C shares bear higher transfer agency costs than those borne by Class A and Advisor Class shares, (iv) Class B and Advisor Class shares are subject to a conversion feature, and will convert to Class A shares under certain circumstances, and (v) each of Class A, Class B and Class C shares has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law, provided that, if each Portfolio submits to a vote of the Class A shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, then such amendment will also be submitted to the Class B and Advisor Class shareholders because the Class B and Advisor Class shares convert to Class A shares under certain circumstances, and the Class A, Class B and Advisor Class shareholders will vote separately by class. Each class has different exchange privileges and certain different shareholder service options available.

          The Directors of the Fund have determined that currently no conflict of interest exists between or among the classes of shares of each Portfolio. On an ongoing basis, the Directors of the Fund, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Alternative Purchase Arrangements
---------------------------------

          Classes A, B and C Shares. Class A, Class B and Class C shares have the following alternative purchase arrangements: Class A shares are generally offered with an initial sales charge, Class B shares are generally offered with a CDSC and Class C shares are sold to investors choosing the asset-based sales charge alternative. Special purchase arrangements are available for group retirement plans. "Group retirement plans" are defined as 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Portfolio. See "Alternative Purchase Arrangements - Group Retirement Plans" below. These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether during the anticipated life of their investment in a Portfolio, the accumulated distribution services fee and CDSC on Class B shares prior to conversion, or the accumulated distribution services fee and CDSC on Class C shares, would be less than the initial sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges on Class A shares, as described below. In this regard, ABI will reject any order (except orders from certain group retirement plans) for more than $100,000 for Class B shares (see "Alternative Purchase Arrangements - Group Retirement Plans"). Class C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at NAV. For this reason, ABI will reject any order for more than $1,000,000 for Class C shares.

          Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares. However, because initial sales charges are deducted at the time of purchase, most investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution charges on Class B shares or Class C shares may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all their funds will be invested initially.

          Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution charges and being subject to a CDSC for a three-year and one-year period, respectively. For example, based on current fees and expenses, an investor subject to the 4.25% initial sales charge on Class A shares would have to hold his or her investment approximately seven years for the Class C distribution services fee to exceed the initial sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class C distribution services fees on the investment, fluctuations in NAV or the effect of different performance assumptions.

          Those investors who prefer to have all of their funds invested initially but may not wish to retain Portfolio shares for the three-year period during which Class B shares are subject to a CDSC may find it more advantageous to purchase Class C shares.

          During the Fund's fiscal years ended October 31, 2005, 2006, and 2007 the aggregate amounts of underwriting commission payable with respect to shares of the National Portfolio were $340,599, $488,631, and $535,381, respectively; the Insured National Portfolio were $119,158, $91,690, and $106,406, respectively; the New York Portfolio were $642,473, $644,671, and $683,937, respectively; the California Portfolio were $624,016, $451,254, and $699,202, respectively; and the Insured California Portfolio were $79,579, $38,732, and $50,222, respectively; of that amount, ABI received the amounts of $24,475, $28,657, and $27,899, respectively, for the National Portfolio; $7,563, $5,116, and $5,397, respectively, for the Insured National Portfolio; $41,670, $42,667, and $29,443, respectively, for the New York Portfolio; $37,213, $33,367, and $40,665, respectively, for the California Portfolio; and, $5,566, $3,458, and $2,396, respectively, for the Insured California Portfolio; representing that portion of the sales charges paid on shares of that Portfolio sold during the year which was not reallowed to selected dealers (and was, accordingly, retained by ABI). During the fiscal years ended in 2005, 2006 and 2007, ABI received in CDSCs with respect to Class A redemptions $2,728, $5,759, and $18,708, respectively, for the National Portfolio; $2,555, $6,461, and $1,246, respectively, for the Insured National Portfolio; $2,557, $4,820, and $6,127, respectively, for the California Portfolio; $0, $110, and $791, respectively, for the Insured California Portfolio; $0, $13,210, and $7,815, respectively, for the New York Portfolio. During the fiscal years ended in 2005, 2006 and 2007 ABI received in CDSCs with respect to Class B redemptions $25,006, $18,316, and $9,542, respectively, for the National Portfolio; $16,510, $12,508, and $5,702, respectively, for the Insured National Portfolio; $54,633, $28,127, and $8,551, respectively, for the California Portfolio; $14,557, $4,345, and $2,679, respectively, for the Insured California Portfolio; and $62,993, $90,261, and $52,272, respectively, for the New York Portfolio. During the fiscal years ended in 2005, 2006 and 2007, ABI received in CDSCs with respect to Class C redemptions $4,204, $11,302, and $6,665, respectively, for the National Portfolio; $3,243, $170, and $212, respectively, for the Insured National Portfolio; $11,255, $4,302, and $11,630, respectively, for the California Portfolio; $1,061, $161, and $533, respectively, for the Insured California Portfolio; and $4,524, $9,903, and $5,210, respectively, for the New York Portfolio.

Class A Shares
--------------

          The public offering price of Class A shares is the NAV plus a sales charge, as set forth below.

                                  Sales Charge
                                  ------------

                                                               Discount or
                                                               Commission to
                                                               Dealers or Agents
Amount                   As % of Net       As % of the Public  of up to % of
of Purchase              Amount Invested   Offering Price      Offering Price
-----------              ---------------   --------------      --------------

Up to $100,000........         4.44%           4.25%              4.00%
$100,000 up to
   $250,000...........         3.36            3.25               3.00
$250,000 up to
   $500,000...........         2.30            2.25               2.00
$500,000 up to
   1,000,000*.........         1.78            1.75               1.50

----------
*    There is no initial sales charge on transactions of $1,000,000 or more.

          All or a portion of the initial sales charge may be paid to your financial representative. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a CDSC of up to 1%. The CDSC on Class A shares will be waived on certain redemptions, as described below under "--Contingent Deferred Sales Charge."

          No initial sales charge is imposed on Class A shares issued (i) pursuant to the automatic reinvestment of income dividends or capital gains distributions, (ii) in exchange for Class A shares of other "AllianceBernstein Mutual Funds" (as that term is defined under "Combined Purchase Privilege" below), except that an initial sales charge will be imposed on Class A shares issued in exchange for Class A shares of AllianceBernstein Exchange Reserves that were purchased for cash without the payment of an initial sales charge and without being subject to a CDSC or (iii) upon the automatic conversion of Class B or Advisor Class shares as described below under "Class B Shares-Conversion Feature" and "Conversion of Advisor Class shares to Class A Shares". Each Portfolio receives the entire NAV of its Class A shares sold to investors. ABI's commission is the sales charge shown above less any applicable discount or commission "reallowed" to selected dealers and agents. ABI will reallow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, ABI may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with ABI. A selected dealer who receives reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act.

          In addition to the circumstances described above, certain types of investors may be entitled to pay no initial sales charge in certain circumstances described below.

          Class A Shares - Sales at NAV. Each Portfolio may sell its Class A shares at NAV (i.e., without any initial sales charge) to certain categories of investors including:

          (i) investment management clients of the Adviser or its affiliates, including clients and prospective clients of the Adviser's AllianceBernstein Institutional Investment Management division;

          (ii) officers and present or former Directors or Trustees of the Fund or other investment companies managed by the Adviser, officers, directors and present or retired full-time employees and former employees (for subsequent investment in accounts established during the course of their employment) of the Adviser, ABI, ABIS and their affiliates; officers, directors and present and full-time employees of selected dealers or agents; or the spouse or domestic partner, sibling, direct ancestor or direct descendant (collectively, "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person;

         (iii) the Adviser, ABI, ABIS and their affiliates; certain employee benefit plans for employees of the Adviser, ABI, ABIS and their affiliates;

          (iv) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by ABI, under which such persons pay an asset-based fee for service in the nature of investment advisory or administrative services; and

          (v) certain retirement plan accounts as described under "Alternative Purchase Arrangements-Group Retirement Plans."

Class B Shares
--------------

          Investors may purchase Class B shares at the public offering price equal to the NAV per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment.

          Conversion Feature. Six years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee. Such conversion will occur on the basis of the relative NAVs of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for ABI to have been compensated for distribution expenses incurred in the sale of the shares.

          For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A shares, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares.

          The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class B shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending six years after the end of the calendar month in which the shareholder's purchase order was accepted.

Class C Shares
--------------

          Investors may purchase Class C shares at the public offering price equal to the NAV per share of the Class C shares on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for one year or more, upon redemption. Class C shares are sold without an initial sales charge so that each Portfolio will receive the full amount of the investor's purchase payment and, as long as the shares are held for one year or more, without a CDSC so that the investor will receive as proceeds upon redemption the entire NAV of his or her Class C shares. The Class C distribution services fee enables each Portfolio to sell Class C shares without either an initial sales charge or CDSC, as long as the shares are held for one year or more. Class C shares do not convert to any other class of shares of the Portfolio and incur higher distribution services fees than Class A shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares.

Contingent Deferred Sales Charge
--------------------------------

          Class B shares which are redeemed within three years of purchase will be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. Class A share purchases of $1,000,000 or more and Class C shares that are redeemed within one year of purchase will be subject to a CDSC of 1% as are Class A share purchases by certain group retirement plans (see "Alternative Purchase Arrangements - Group Retirement Plans" below). The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their NAV at the time of redemption. Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

          To illustrate, assume that an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the NAV per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 Class B shares (proceeds of $600), 10 Class B shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 2.0% (the applicable rate in the second year after purchase as set forth below).

          For Class B shares, the amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

                                              Contingent Deferred Sales
                                              Charge for the Portfolios
     Year Since Purchase              as a % of Dollar Amount Subject to Charge
     -------------------              -----------------------------------------

     First                                               3.00%
     Second                                              2.00%
     Third                                               1.00%
     Fourth                                              None

          In determining the CDSC applicable to a redemption of Class B and Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a CDSC (for example, because the shares were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable CDSC and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the AllianceBernstein Mutual Fund originally purchased by the shareholder. If you redeem your shares and directly invest the proceeds in units of CollegeBoundfund, the CDSC will apply to the units of CollegeBoundfund. The CDSC period begins with the date of your original purchase, not the date of exchange for other Class B shares or purchase of CollegeBoundfund units.

          Proceeds from the CDSC are paid to ABI and are used by the Principal Underwriter to defray the expenses of ABI related to providing distribution-related services to a Portfolio in connection with the sale of Portfolio shares, such as the payment of compensation to selected dealers and agents for selling Portfolio shares. The combination of the CDSC and the distribution services fee enables a Portfolio to sell shares without a sales charge being deducted at the time of purchase.

          The CDSC is waived on redemptions of shares (i) following the death or disability, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder that has attained the age of 70-1/2, (iii) that had been purchased by present or former Directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative, (iv) pursuant to, and in accordance with, a systematic withdrawal plan (see "Sales Charge Reduction Programs--Systematic Withdrawal Plan" below), (v) to the extent that the redemption is necessary to meet a plan participant's or beneficiary's request for a distribution or loan from a group retirement plan or to accommodate a plan participant's or beneficiary's direction to reallocate his or her plan account among other investment alternatives available under a group retirement plan, (vi) for Class C shares, sold through programs offered by financial intermediaries and approved by ABI, where such programs offer only shares which are not subject to a CDSC, where the financial intermediary establishes a single omnibus account for a Portfolio or in the case of a group retirement plan, a single account for each plan, and where no advance commission is paid to any financial intermediary in connection with the purchase of such shares or (vii) for permitted exchanges of shares.

Advisor Class Shares
--------------------


          Advisor Class shares of the New York, California and National Portfolios may be purchased and held solely (i) through accounts established under fee-based programs, sponsored and maintained by registered broker-dealers or other financial intermediaries and approved by ABI, (ii) through self-directed defined contribution employee benefit plans (e.g., 401(k) plans) that have at least $10 million in assets and are purchased directly by the plan without the involvement of a financial intermediary or (iii) by the categories of investors described in clauses (i) through (iv) under "Class A Shares -- Sales at NAV" (other than officers, directors and present and full-time employees of selected dealers or agents, or relatives of such person, or any trust, individual retirement account or retirement plan account for the benefit of such relative, none of whom is eligible on the basis solely of such status to purchase and hold Advisor Class shares). Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of the Portfolios in order to be approved by ABI for investment in Advisor Class shares. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. Advisor Class shares do not incur any distribution services fees, and will thus have a lower expense ratio and pay correspondingly higher dividends than Class A, Class B or Class C shares.


Conversion of Advisor Class Shares to Class A Shares
----------------------------------------------------


          Advisor Class shares may be held solely through the fee-based program accounts, employee benefit plans, qualified state tuition programs and registered investment advisory or other financial intermediary relationships described above under "Purchase of Shares--Advisor Class Shares," and by investment advisory clients of, and by certain other persons associated with, the Adviser and its affiliates or the Fund. If (i) a holder of Advisor Class shares ceases to participate in a fee-based program or plan that satisfies the requirements to purchase shares set forth under "Purchase of Shares--Advisor Class Shares" or (ii) the holder is otherwise no longer eligible to purchase Advisor Class shares as described in the Prospectus and this SAI (each, a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically to Class A shares of the Portfolio during the calendar month following the month in which the Portfolio is informed of the occurrence of the Conversion Event. The Portfolio will provide the shareholder with at least 30 days' notice of the conversion. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative NAVs of the two classes and without the imposition of any sales load, fee or other charge. Class A shares currently bear a .30% distribution services fee. Advisor Class shares do not have any distribution services fee. As a result, Class A shares have a higher expense ratio and may pay correspondingly lower dividends and have a lower NAV than Advisor Class shares.


          The conversion of Advisor Class shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Advisor Class shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Advisor Class shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Advisor Class shareholder would be required to redeem his or her Advisor Class shares, which would constitute a taxable event under federal income tax law.

Alternative Purchase Arrangements - Group Retirement Plans
----------------------------------------------------------

          The Fund offers special distribution arrangements for group retirement plans. However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of a Portfolio, including maximum and minimum initial investment requirements that are different from those described in this SAI. Group retirement plans also may not offer all classes of shares of a Portfolio. In order to enable participants investing through group retirement plans to purchase shares of a Portfolio, the maximum and minimum investment amounts may be different for shares purchased through group retirement plans from those described herein. In addition, the Class A, Class B and Class C CDSC may be waived for investments made through certain group retirement plans. Therefore, plan sponsors or fiduciaries may not adhere to these share class eligibility standards as set forth in the Prospectus and this SAI. The Fund is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

          Class A Shares. Class A shares are available at NAV to all AllianceBernstein sponsored group retirement plans, regardless of size, and to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 or more employees. Effective June 30, 2005, for purposes of determining whether a SIMPLE IRA plan has at least $250,000 in plan assets, all of the SIMPLE IRAs of an employer's employees are aggregated. ABI measures the asset levels and number of employees in these plans once monthly. Therefore, if a plan that is not initially eligible for Class A shares meets the asset level or number of employees required for Class A eligibility, ABI may not initially fill orders with Class A shares if an order is received prior to its monthly measurement of assets and employees. If the plan terminates a Portfolio as an investment option within one year, then all plan purchases of Class A shares will be subject to a 1%, 1-year CDSC on redemption.

          Class A shares are also available at NAV to group retirement plans with plan assets in excess of $1 million. The 1%, 1-year CDSC also generally applies. However, the 1%, 1-year CDSC may be waived if the financial intermediary agrees to waive all commissions or other compensation paid in connection with the sale of such shares (typically up to a 1% advance payment for sales of Class A shares at NAV) other than the service fee paid pursuant to the Class's Rule 12b-1 Plan.

          Class B Shares. Class B shares are generally not available for purchase by group retirement plans. However, Class B shares may continue to be purchased by group retirement plans that have already selected Class B shares as an investment alternative under their plan prior to September 2, 2003.

          Class C Shares. Class C shares are available to AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with less than $250,000 in plan assets and less than 100 employees. Class C shares are also available to group retirement plans with plan assets of less than $1 million. If an AllianceBernstein Link, AllianceBernstein Individual 401(k) or AllianceBernstein SIMPLE IRA plan holding Class C shares becomes eligible to purchase Class A shares at NAV, the plan sponsor or other appropriate fiduciary of such plan may request ABI in writing to liquidate the Class C shares and purchase Class A shares with the liquidation proceeds. Any such liquidation and repurchase may not occur before the expiration of the 1-year period that begins on the date of the plan's last purchase of Class C shares.

          Choosing a Class of Shares for Group Retirement Plans. As noted, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements as to the purchase, sale or exchange of shares of a Portfolio, including maximum and minimum initial investment requirements that are different from those described in this SAI. Plan fiduciaries should consider how these requirements differ from a Portfolio's share class eligibility criteria before determining whether to invest. For example, each Portfolio makes its Class A shares available at NAV to group retirement plans with plan assets in excess of $1 million. In addition, under certain circumstances described above, the 1%, 1-year CDSC may be waived. As described above, while Class B shares are generally not available to group retirement plans, Class B shares are available for continuing contributions from plans that have already selected Class B shares as an investment option under their plans prior to September 2, 2003. Plan fiduciaries should weigh the fact that Class B shares will convert to Class A shares after a period of time against the fact that Class A shares have lower expenses, and therefore higher returns, than Class B shares, before determining which class to make available to its plan participants.

Sales Charge Reduction Programs
-------------------------------

          The AllianceBernstein Mutual Funds offer shareholders various programs through which shareholders may obtain reduced sales charges or reductions in CDSC through participation in such programs. In order for shareholders to take advantage of the reductions available through the combined purchase privilege, rights of accumulation and letters of intent, a Portfolio must be notified by the shareholder or his or her financial intermediary that they qualify for such a reduction. If the Portfolio is not notified that a shareholder is eligible for these reductions, the Portfolio will be unable to ensure that the reduction is applied to the shareholder's account.

          Combined Purchase Privilege. Shareholders may qualify for the sales charge reductions by combining purchases of shares of a Portfolio into a single "purchase." By combining such purchases, shareholders may be able to take advantage of the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares." A "purchase" means a single purchase or concurrent purchases of shares of a Portfolio or any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds, by (i) an individual, his or her spouse or domestic partner or the individual's children under the age of 21 years purchasing shares for his, her or their own account(s), including certain CollegeBoundfund accounts; (ii) a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account with one or more beneficiaries involved; or (iii) the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company," as the term is defined in the 1940 Act, but does not include purchases by any such company that has not been in existence for at least six months or that has no purpose other than the purchase of shares of a Portfolio or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

          Currently, the AllianceBernstein Mutual Funds include:

AllianceBernstein Balanced Shares, Inc.
AllianceBernstein Blended Style Series, Inc.
   -AllianceBernstein Global Blend Portfolio
   -AllianceBernstein 2000 Retirement Strategy
   -AllianceBernstein 2005 Retirement Strategy
   -AllianceBernstein 2010 Retirement Strategy
   -AllianceBernstein 2015 Retirement Strategy
   -AllianceBernstein 2020 Retirement Strategy
   -AllianceBernstein 2025 Retirement Strategy
   -AllianceBernstein 2030 Retirement Strategy
   -AllianceBernstein 2035 Retirement Strategy
   -AllianceBernstein 2040 Retirement Strategy
   -AllianceBernstein 2045 Retirement Strategy
   -AllianceBernstein 2050 Retirement Strategy
   -AllianceBernstein 2055 Retirement Strategy
   -U.S. Large Cap Portfolio
AllianceBernstein Bond Fund, Inc.
   -AllianceBernstein Intermediate Bond Portfolio
AllianceBernstein Cap Fund, Inc.
   -AllianceBernstein Small Cap Growth Portfolio
AllianceBernstein Diversified Yield Fund, Inc.
AllianceBernstein Exchange Reserves
AllianceBernstein Focused Growth & Income Fund, Inc. AllianceBernstein Global Bond Fund, Inc.
AllianceBernstein Global Health Care Fund, Inc.
AllianceBernstein Global Real Estate Investment Fund, Inc. AllianceBernstein Global Research Growth Fund, Inc. AllianceBernstein Global Technology Fund, Inc.
AllianceBernstein Greater China '97 Fund, Inc.
AllianceBernstein Growth and Income Fund, Inc.
AllianceBernstein High Income Fund, Inc.
AllianceBernstein International Growth Fund, Inc. AllianceBernstein Large Cap Growth Fund, Inc.
AllianceBernstein Mid-Cap Growth Fund, Inc.
AllianceBernstein Municipal Income Fund, Inc.
   -California Portfolio
   -Insured California Portfolio
   -Insured National Portfolio
   -National Portfolio
   -New York Portfolio
AllianceBernstein Municipal Income Fund II
   -Arizona Portfolio
   -Florida Portfolio
   -Massachusetts Portfolio
   -Michigan Portfolio
   -Minnesota Portfolio
   -New Jersey Portfolio
   -Ohio Portfolio
   -Pennsylvania Portfolio
   -Virginia Portfolio
AllianceBernstein Trust
   -AllianceBernstein Global Value Fund
   -AllianceBernstein International Value Fund
   -AllianceBernstein Small/Mid Cap Value Fund
   -AllianceBernstein Value Fund
AllianceBernstein Utility Income Fund, Inc.
The AllianceBernstein Portfolios
   -AllianceBernstein Balanced Wealth Strategy
   -AllianceBernstein Growth Fund
   -AllianceBernstein Tax-Managed Balanced Wealth Strategy -AllianceBernstein Tax-Managed Wealth Appreciation Strategy -AllianceBernstein Tax-Managed Wealth Preservation Strategy -AllianceBernstein Wealth Appreciation Strategy -AllianceBernstein Wealth Preservation Strategy
Sanford C. Bernstein Fund, Inc.
   -AllianceBernstein Intermediate California Municipal Portfolio -AllianceBernstein Intermediate Diversified Municipal Portfolio -AllianceBernstein Intermediate New York Municipal Portfolio -AllianceBernstein International Portfolio
   -AllianceBernstein Short Duration Portfolio
   -AllianceBernstein Tax-Managed International Portfolio

          Prospectuses for the AllianceBernstein Mutual Funds may be obtained without charge by contacting ABIS at the address or the "For Literature" telephone number shown on the front cover of this SAI.

          Cumulative Quantity Discount (Right of Accumulation). An investor's purchase of additional Class A shares of a Portfolio may be combined with the value of the shareholder's existing accounts, thereby enabling the shareholder to take advantage of the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares". In such cases, the applicable sales charge on the newly purchased shares will be based on the total of:

          (i)  the investor's current purchase;

          (ii) the NAV (at the close of business on the previous day) of (a) all shares of a Portfolio held by the investor and (b) all shares held by the investor of any other AllianceBernstein Mutual Fund, including AllianceBernstein Institutional Funds and certain CollegeBoundfund accounts for which the investor, his or her spouse or domestic partner or child under the age of 21 is the participant; and

         (iii) the NAV of all shares described in paragraph (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

          For example, if an investor owned shares of an AllianceBernstein Mutual Fund worth $200,000 at their then current NAV and, subsequently, purchased Class A shares of a Portfolio worth an additional $100,000, the initial sales charge for the $100,000 purchase would be at the 2.25% rate applicable to a single $300,000 purchase of shares of the Portfolio, rather than the 3.25% rate.

          Letter of Intent. Class A investors may also obtain the quantity discounts described under "Alternative Purchase Arrangements - Class A Shares" by means of a written Letter of Intent, which expresses the investor's intention to invest at least $100,000 in Class A shares of a Portfolio or any AllianceBernstein Mutual Fund within 13 months. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intent. At the investor's option, a Letter of Intent may include purchases of shares of a Portfolio or any other AllianceBernstein Mutual Fund made not more than 90 days prior to the date that the investor signs the Letter of Intent, in which case the 13-month period during which the Letter of Intent is in effect will begin on the date of that earliest purchase. However, sales charges will not be reduced for purchases made prior to the date the Letter of Intent is signed.

          Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the AllianceBernstein Mutual Funds under a single Letter of Intent. For example, if at the time an investor signs a Letter of Intent to invest at least $100,000 in Class A shares of a Portfolio, the investor and the investor's spouse or domestic partner each purchase shares of the Portfolio worth $20,000 (for a total of $40,000), it will only be necessary to invest a total of $60,000 during the following 13 months in shares of the Portfolio or any other AllianceBernstein Mutual Fund, to qualify for the 3.25% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000).

          The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed at their then NAV to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Portfolio shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.

          Investors wishing to enter into a Letter of Intent in conjunction with their initial investment in Class A shares of a Portfolio can obtain a form of Letter of Intent by contacting ABIS at the address or telephone numbers shown on the cover of this SAI.

          Reinstatement Privilege. A shareholder who has redeemed any or all of his or her Class A or Class B shares of a Portfolio may reinvest all or any portion of the proceeds from that redemption in Class A shares of any AllianceBernstein Mutual Fund at NAV without any sales charge, provided that (i) such reinvestment is made within 120 calendar days after the redemption or repurchase date, and (ii) for Class B shares, a CDSC has been paid and ABI has approved, at its discretion, the reinstatement of such shares. Shares are sold to a reinvesting shareholder at the NAV next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for federal income tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Portfolio within 30 calendar days after the redemption or repurchase transaction. Investors may exercise the reinstatement privilege by written request sent to the Portfolio at the address shown on the cover of this SAI.

          Dividend Reinvestment Program. Shareholders may elect to have all income and capital gains distributions from their account paid to them in the form of additional shares of the same class of a Portfolio pursuant to the Portfolio's Dividend Reinvestment Program. No initial sales charge or CDSC will be imposed on shares issued pursuant to the Dividend Reinvestment Program. Shares issued under this program will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the distribution. Investors wishing to participate in the Dividend Reinvestment Program should complete the appropriate section of the Mutual Fund Application. Current shareholders should contact ABIS to participate in the Dividend Reinvestment Program.

          In certain circumstances where a shareholder has elected to receive dividends and/or capital gain distributions in cash but the account has been determined to be lost due to mail being returned to us by the Postal Service as undeliverable, such shareholder's distributions option will automatically be placed within the Dividend Reinvestment Program for future distributions. No interest will accrue on amounts represented by uncashed distribution checks.

          Dividend Direction Plan. A shareholder who already maintains accounts in more than one AllianceBernstein Mutual Fund may direct that income dividends and/or capital gains paid by one AllianceBernstein Mutual Fund be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of the other AllianceBernstein Mutual Fund(s). Further information can be obtained by contacting ABIS at the address or the "For Literature" telephone number shown on the cover of this SAI. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Mutual Fund Application. Current shareholders should contact ABIS to establish a dividend direction plan.

Systematic Withdrawal Plan
--------------------------

          General. Any shareholder who owns or purchases shares of a Portfolio having a current NAV of at least $5,000 may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. The $5,000 account minimum does not apply to a shareholder owning shares through an individual retirement account or other retirement plan who has attained the age of 70-1/2 who wishes to establish a systematic withdrawal plan to help satisfy a required minimum distribution. Systematic withdrawal plan participants must elect to have their dividends and distributions from a Portfolio automatically reinvested in additional shares of the Portfolio.

          Shares of a Portfolio owned by a participant in the Portfolio's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions and, except as discussed below with respect to Class A, Class B and Class C shares, any applicable CDSC. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or the Portfolio.

          Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level. Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to a Portfolio's involuntary redemption provisions. See "Redemption and Repurchase of Shares -- General." Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges applicable when purchases are made. While an occasional lump-sum investment may be made by a holder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

          Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House ("ACH") network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of a Portfolio should complete the appropriate portion of the Mutual Fund Application, while current Portfolio shareholders desiring to do so can obtain an application form by contacting ABIS at the address or the "For Literature" telephone number shown on the cover of this SAI.

          CDSC Waiver for Class A, Class B Shares and Class C Shares. Under the systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class A, Class B or Class C shares in a shareholder's account may be redeemed free of any CDSC.

          Class B shares that are not subject to a CDSC (such as shares acquired with reinvested dividends or distributions) will be redeemed first and will count toward the foregoing limitations. Remaining Class B shares that are held the longest will be redeemed next. Redemptions of Class B shares in excess of the foregoing limitations will be subject to any otherwise applicable CDSC.

          With respect to Class A and Class C shares, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable CDSC.

Payments to Financial Advisors and Their Firms
----------------------------------------------

          Financial intermediaries market and sell shares of the Portfolios. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Portfolios. This compensation is paid from various sources, including any sales charge, CDSC and/or Rule 12b-1 fee that you or the Portfolio may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

          In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by ABI to financial intermediaries selling Class A shares. ABI may also pay these financial intermediaries a fee of up to 1% on purchases of $1 million or more. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

          In the case of Class B shares, ABI may pay, at the time of your purchase, a commission to financial intermediaries selling Class B shares in an amount equal to 4% of your investment. Additionally, up to 30% of the Rule 12b-1 fees applicable to Class B shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class B shares.

          In the case of Class C shares, ABI may pay, at the time of your purchase, a commission to firms selling Class C shares in an amount equal to 1% of your investment. Additionally, up to 100% of the Rule 12b-1 fee applicable to Class C shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class C shares.

          In the case of Advisor Class shares, your financial intermediary may charge ongoing fees or transactional fees. ABI may pay a portion of "ticket" or other transactional charges.

          Your financial advisor's firm receives compensation from the Portfolio, ABI and/or the Adviser in several ways from various sources, which include some or all of the following:

     o    upfront sales commissions;

     o    Rule 12b-1 fees;

     o    additional distribution support;

     o    defrayal of costs for educational seminars and training; and

     o payments related to providing shareholder record-keeping and/or transfer agency services.

          Please read your Prospectus carefully for information on this compensation.

Other Payments for Distribution Services and Educational Support
----------------------------------------------------------------

          In addition to the commissions paid to financial intermediaries at the time of sale and the fees described under "Asset-Based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees," in your Prospectus, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), ABI, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms and their employees in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging entertainment and meals.

          For 2008, ABI's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds is expected to be approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $28 million. In 2007, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $24 million for distribution services and educational support related to the AllianceBernstein Mutual Funds.

          A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to give ABI access to its financial advisors for educational and marketing purposes. In some cases, firms will include the AllianceBernstein Mutual Funds on a "preferred list." ABI's goal is to make the financial advisors who interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about the funds and related investor services.

          The Portfolios and ABI also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Expenses of the Fund - Transfer Agency Agreement" above. These expenses paid by the Portfolios are included in "Other Expenses" under "Fees and Expenses of the Portfolios - Annual Portfolio Operating Expenses" in your Prospectus.

          If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class.

          Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Portfolios, the Adviser, ABI and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial advisor at the time of purchase.

          ABI anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

     A.G. Edwards
     AIG Advisor Group
     Ameriprise Financial Services
     AXA Advisors
     Cadaret, Grant & Co.
     CCO Investment Services
     Charles Schwab
     Chase Investment Services
     Citigroup Global Markets
     Commonwealth Financial Network
     Donegal Securities
     Independent Financial Marketing Group
     ING Advisors Network
     LPL Financial Corporation
     McDonald Investments
     Merrill Lynch
     MetLife Securities
     Morgan Stanley
     Mutual Service Corporation
     PFS Investments
     Raymond James
     RBC Dain Rauscher
     Robert W. Baird
     Securities America
     Signator Investors
     UBS AG
     UBS Financial Services
     Wachovia Securities
     Wells Fargo Investments

          Although the Portfolios may use brokers and dealers who sell shares of the Portfolios to effect portfolio transactions, the Portfolios do not consider the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

--------------------------------------------------------------------------------

                       REDEMPTION AND REPURCHASE OF SHARES

--------------------------------------------------------------------------------

          The following information supplements that set forth in your Prospectus under the heading "Investing in the Portfolios." If you are an Advisor Class shareholder through an account established under a fee-based program your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Portfolio that are different from those described herein. A transaction fee may be charged by your financial intermediary with respect to the purchase, sale or exchange of Advisor Class shares made through such financial intermediary. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. In such cases, orders will receive the NAV next computed after such order is properly received by the authorized broker or designee and accepted by the Fund.

Redemption
----------

          Subject only to the limitations described below, the Fund's Charter requires that the Fund redeem the shares of each Portfolio tendered to it, as described below, at a redemption price equal to their NAV as next computed following the receipt of shares tendered for redemption in proper form. Except for any CDSC which may be applicable to Class A, Class B or Class C shares, there is no redemption charge. Payment of the redemption price normally will be made within seven days after a Portfolio's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial intermediary.

          The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

          Payment of the redemption price normally will be made in cash but may be made, at the option of a Portfolio, in kind. No interest will accrue on uncashed redemption checks. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of a Portfolio's portfolio securities at the time of such redemption or repurchase. Redemption proceeds on Class A, Class B and Class C shares will reflect the deduction of the CDSC, if any. Payment received by a shareholder upon redemption or repurchase of his shares, assuming the shares constitute capital assets in his hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

          To redeem shares of a Portfolio for which no stock certificates have been issued, the registered owner or owners should forward a letter to the Fund containing a request for redemption. The Fund may require the signature or signatures on the letter to be Medallion Signature Guaranteed. Please contact ABIS to confirm whether a Medallion Signature Guarantee is needed.

          To redeem shares of the Fund represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Fund with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Fund for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Fund. The signature or signatures on the assignment form must be guaranteed in the manner described above.

          Telephone Redemption By Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by electronic funds transfer (of shares for which no stock certificates have been issued) by telephone at (800) 221-5672 if the shareholder has completed the appropriate portion of the Mutual Fund Application or, if an existing shareholder has not completed this portion, by an "Autosell" application obtained from ABIS (except for certain omnibus accounts). A telephone redemption request by electronic funds transfer may not exceed $100,000, and must be made by 4:00 p.m., Eastern time, on a Fund business day as defined above. Proceeds of telephone redemptions will be sent by electronic funds transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

          Telephone Redemption By Check. Each Fund shareholder is eligible to request redemption by check of Portfolio shares for which no stock certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m., Eastern time, on a Fund business day in an amount not exceeding $100,000 per day. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to ABIS, or by checking the appropriate box on the Mutual Fund Application.

          Telephone Redemptions - General. During periods of drastic economic, market or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching ABIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to ABIS at the address shown on the cover of this SAI. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iv) held in any retirement plan account. Neither the Fund, the Adviser, ABI nor ABIS will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for redemptions.

Repurchase
----------

          The Fund may repurchase shares through ABI or financial intermediaries. The repurchase price will be the NAV next determined after ABI receives the request (less the CDSC, if any, with respect to the Class A, Class B and Class C shares), except that requests placed through financial intermediaries before the close of regular trading on the Exchange on any day will be executed at the NAV determined as of such close of regular trading on that day if received by ABI prior to its close of business on that day (normally 5:00 p.m., Eastern time). The financial intermediary is responsible for transmitting the request to ABI by 5:00 p.m., Eastern time (certain financial intermediaries may enter into operating agreements permitting them to transmit purchase information that was received prior to the close of business to ABI after 5:00 p.m., Eastern time, and receive that day's NAV). If the financial intermediary fails to do so, the shareholder's right to receive that day's closing price must be settled between the shareholder and that financial intermediary. A shareholder may offer shares of a Portfolio to ABI either directly or through a financial intermediary. Neither the Fund nor ABI charges a fee or commission in connection with the repurchase of shares (except for the CDSC, if any, with respect to Class A, Class B and Class C shares). Normally, if shares of a Portfolio are offered through a financial intermediary, the repurchase is settled by the shareholder as an ordinary transaction with or through that financial intermediary, who may charge the shareholder for this service. The repurchase of shares of a Portfolio as described above with respect to financial intermediaries is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General
-------

          The Fund reserves the right to close out an account that has remained below $500 for 90 days. No CDSC will be deducted from the proceeds of this redemption. In the case of a redemption or repurchase of shares of a Portfolio recently purchased by check, redemption proceeds will not be made available until the Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

--------------------------------------------------------------------------------

                              SHAREHOLDER SERVICES

--------------------------------------------------------------------------------

          The following information supplements that set forth in your Prospectus under the heading "Investing in the Portfolios." The shareholder services set forth below are applicable to all classes of shares unless otherwise indicated. If you are an Advisor Class shareholder through an account established under a fee-based program or a shareholder in a group retirement program, your fee-based program or retirement program may impose requirements with respect to the purchase, sale or exchange of shares of the Portfolio that are different from those described herein.

Automatic Investment Program
----------------------------

          Investors may purchase shares of a Portfolio through an automatic investment program utilizing electronic funds transfer drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount are used to purchase shares through the selected dealer or selected agent designated by the investor at the public offering price next determined after ABI receives the proceeds from the investor's bank. The monthly drafts must be in minimum amounts of either $50 or $200, depending on the investor's initial purchase. If an investor makes an initial purchase of at least $2,500, the minimum monthly amount for pre-authorized drafts is $50. If an investor makes an initial purchase of less than $2,500, the minimum monthly amount for pre-authorized drafts is $200 and the investor must commit to a monthly investment of at least $200 until the investor's account balance is $2,500 or more. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Mutual Fund Application. Current shareholders should contact ABIS at the address or telephone numbers shown on the cover of this SAI to establish an automatic investment program.

          Shareholders committed to monthly investments of $25 or more through the Automatic Investment Program by October 15, 2004 are able to continue their program despite the $200 monthly minimum.

Exchange Privilege
------------------

          You may exchange your investment in a Portfolio for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by the Adviser) if the other AllianceBernstein Mutual Fund in which you wish to invest offers shares of the same class. In addition, (i) present officers and full-time employees of the Adviser, (ii) present directors or trustees of any AllianceBernstein Mutual Fund and (iii) certain employee benefit plans for employees of the Adviser, ABI, ABIS and their affiliates may, on a tax-free basis, exchange Class A shares of the Fund for Advisor Class shares of the Fund. Exchanges of shares are made at the NAV next determined and without sales or service charges. Exchanges may be made by telephone or written request. In order to receive a day's NAV, ABIS must receive and confirm a telephone exchange request by 4:00 p.m., Eastern time, on that day.

          Shares will continue to age without regard to exchanges for purpose of determining the CDSC, if any, upon redemption and, in the case of Class B shares, for the purpose of conversion to Class A shares. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the AllianceBernstein Mutual Fund you originally purchased for cash ("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

          Please read carefully the prospectus of the AllianceBernstein Mutual Fund into which you are exchanging before submitting the request. Call ABIS at 800-221-5672 to exchange uncertificated shares. Except with respect to exchanges of Class A shares of the Fund for Advisor Class shares of the Fund, exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be modified, restricted or terminated on 60 days' written notice.

          All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the AllianceBernstein Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective NAVs as next determined following receipt by the AllianceBernstein Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such fund's prospectus, or (ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the AllianceBernstein Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date. Exchanges of shares of AllianceBernstein Mutual Funds will generally result in the realization of a capital gain or loss for federal income tax purposes.

          Each Portfolio shareholder and the shareholder's financial intermediary are authorized to make telephone requests for exchanges unless ABIS receives written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Mutual Fund Application. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

          Eligible shareholders desiring to make an exchange should telephone ABIS with their account number and other details of the exchange, at (800) 221-5672 before 4:00 p.m., Eastern time, on a Fund business day as defined above. Telephone requests for exchange received before 4:00 p.m., Eastern time, on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic, market or other developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching ABIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to ABIS at the address shown on the cover of this SAI.

          A shareholder may elect to initiate a monthly "Auto Exchange" whereby a specified dollar amount's worth of his or her Fund shares (minimum $25) is automatically exchanged for shares of another AllianceBernstein Mutual Fund. Auto Exchange transactions normally occur on the 12th day of each month, or the Fund business day prior thereto.

          None of the AllianceBernstein Mutual Funds, the Adviser, ABI or ABIS will be responsible for the authenticity of telephone requests for exchanges that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Financial intermediaries may charge a commission for handling telephone requests for exchanges.

          The exchange privilege is available only in states where shares of the AllianceBernstein Mutual Fund being acquired may be legally sold. Each AllianceBernstein Mutual Fund reserves the right, at any time on 60 days' written notice to its shareholders, to modify, restrict or terminate the exchange privilege.

Statements and Reports
----------------------

          Each shareholder of a Portfolio receives semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of the Fund's independent registered public accounting firm, Ernst & Young LLP, as well as a monthly cumulative dividend statement and a confirmation of each purchase and redemption. By contacting his or her financial intermediary or ABIS a shareholder can arrange for copies of his or her account statements to be sent to another person.

Shareholder Services Applicable to Class A and Class C Shareholders Only
------------------------------------------------------------------------

Checkwriting
------------

          A new Class A or Class C investor may fill out the Signature Card which is included in the Mutual Fund Application to authorize the Fund to arrange for a checkwriting service through State Street Bank and Trust Company (the "Bank") to draw against Class A or Class C shares of a Portfolio redeemed from the investor's account. Under this service, checks may be made payable to any payee in any amount not less than $500 and not more than 90% of the NAV of the Class A or Class C shares in the investor's account (excluding for this purpose the current month's accumulated dividends and shares for which certificates have been issued). A Class A or Class C shareholder wishing to establish this checkwriting service subsequent to the opening of his or her Portfolio account should contact the Fund by telephone or mail. Corporations, fiduciaries and institutional investors are required to furnish a certified resolution or other evidence of authorization. This checkwriting service will be subject to the Bank's customary rules and regulations governing checking accounts, and the Fund and the Bank each reserve the right to change or suspend the checkwriting service. There is no charge to the shareholder for the initiation and maintenance of this service or for the clearance of any checks.

          When a check is presented to the Bank for payment, the Bank, as the shareholder's agent, causes the Fund to redeem, at the NAV next determined, a sufficient number of full and fractional shares of a Portfolio in the shareholder's account to cover the check. Because the level of net assets in a shareholder's account constantly changes due, among various factors, to market fluctuations, a shareholder should not attempt to close his or her account by use of a check. In this regard, the Bank has the right to return checks (marked "insufficient funds") unpaid to the presenting bank if the amount of the check exceeds 90% of the assets in the account. Canceled (paid) checks are returned to the shareholder. The checkwriting service enables the shareholder to receive the daily dividends declared on the shares to be redeemed until the day that the check is presented to the Bank for payment.

--------------------------------------------------------------------------------

                                 NET ASSET VALUE

--------------------------------------------------------------------------------

          The per share NAV is computed at the next close of regular trading on the Exchange (ordinarily 4:00 p.m., Eastern time) following receipt of a purchase or redemption order by the Fund on each Fund business day on which such an order is received and on such other days as the Board of Directors deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. Each Portfolio's per share NAV is calculated by dividing the value of the Portfolio's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday on which the Exchange is open for trading.

          In accordance with applicable rules under the 1940 Act and the Fund's pricing policies and procedures adopted by the Board of Directors (the "Pricing Policies"), portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain of its duties with respect to the Pricing Policies.

          With respect to securities for which market quotations are readily available, the market value of a security will be determined as follows:

          (a) securities listed on the Exchange, on other national securities exchanges (other than securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ")) or on a foreign securities exchange are valued at the last sale price reflected on the consolidated tape at the close of the exchange or foreign securities exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors;

          (b) securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price;

          (c) securities traded on the Exchange or on a foreign securities exchange and on one or more other national or foreign securities exchanges, and securities not traded on the Exchange but traded on one or more other national or foreign securities exchanges, are valued in accordance with paragraph (a) above by reference to the principal exchange on which the securities are traded;

          (d) listed put or call options purchased by a Portfolio are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day;

          (e) open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price will be used;

          (f) securities traded in the over-the-counter market, including securities listed on a national securities exchange whose primary market is believed to be over-the-counter are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources;

          (g) U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case it is determined, in accordance with procedures established by the Board of Directors, that this method does not represent fair value);

          (h) fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities. For securities where the Adviser has determined that an appropriate pricing service does not exist, such securities may be valued on the basis of a quoted bid price or spread from a major broker-dealer in such security;

          (i) mortgage-backed and asset-backed securities may be valued at prices obtained from a bond pricing service or at a price obtained from one or more of the major broker-dealers in such securities when such prices are believed to reflect the fair market value of such securities. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted bid price on a security;

          (j) OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker-dealer in such security;

          (k) credit default swaps may be valued on the basis of a mid price. A broker-dealer will provide a bid and offer spread, where a mean is calculated and thereafter used to calculate a mid price; and


          (l) all other securities will be valued in accordance with readily available market quotations as determined in accordance with procedures established by the Board of Directors.

          The Portfolios value their securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available (including restricted securities) or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of a Portfolio's Board of Directors. When a Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. A Portfolio may determine fair value based on factors such as, but not limited to, information obtained by contacting the issuer or analysts or by analysis of the issuer's financial statements. The Portfolios may value these securities using fair value prices based on independent pricing services. The prices of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

          Subject to the Board's oversight, the Fund's Board has delegated responsibility for valuing each Portfolio's assets to the Adviser. The Adviser has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value the Portfolio's assets on behalf of the Portfolio. The Valuation Committee values Portfolio assets as described above.

          A Portfolio may suspend the determination of its NAV (and the offering and sale of shares), subject to the rules of the Commission and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it or to determine fairly the value of its net assets, or
(3) for the protection of shareholders, the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

          For purposes of determining a Portfolio's NAV per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. Dollars at the mean of the current bid and asked prices of such currency against the U.S. Dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Directors.

          The assets attributable to the Class A shares, Class B shares, Class C shares and Advisor Class shares will be invested together in a single portfolio. The NAV of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.

--------------------------------------------------------------------------------

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

--------------------------------------------------------------------------------

General
-------

          Each Portfolio of the Fund intends for each taxable year to qualify to be taxed as a "regulated investment company" under the Code. Such qualification relieves a Portfolio of federal income tax liability on the part of its net investment company taxable income and net realized capital gains which it timely distributes to its shareholders. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements each Portfolio must meet to qualify for such treatment.

          Until the Directors otherwise determine, each income dividend and capital gains distribution, if any, declared by the Fund on the outstanding shares of a Portfolio will, at the election of each shareholder of the Portfolio, be paid in cash or reinvested in additional full and fractional shares of the Portfolio. An election to receive dividends and distributions in cash or shares is made at the time the shares are initially purchased and may be changed by written notification to the Fund at least 30 days prior to the record date for a particular dividend or distribution. Cash dividends can be paid by check or, if the shareholder so elects, electronically via the ACH network. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

          Capital gains realized by a Portfolio during the Fund's taxable year will be distributed; however the Fund may retain any long-term capital gains realized by the Portfolio if this is determined by the Directors to be in the best interests of the Portfolio. Dividends paid by a Portfolio, if any, with respect to Class A, Class B and Class C shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services fees applicable to Class B and Class C shares, and any incremental transfer agency costs relating to Class B shares, will be borne exclusively by the class to which they relate.

          The information set forth in the Prospectus and the following discussion relates generally to federal income taxes on dividends and distributions by each Portfolio of the Fund and assumes that each Portfolio of the Fund qualifies to be taxed as a regulated investment company. Investors should consult their own tax counsel with respect to the specific tax consequences of their being shareholders of a Portfolio, including the effect and applicability of federal, state, and local tax laws to their own particular situation and the possible effects of changes therein.

          Each Portfolio intends to declare and distribute dividends in the amounts and at the times necessary to avoid the application of the 4% federal excise tax imposed on certain undistributed income of regulated investment companies. For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December but actually paid during the following January will be treated as having been distributed by the Portfolio, and will be taxable to these shareholders, for the year declared, and not for the subsequent calendar year in which the shareholders actually receive the dividend.

          For shareholders' federal income tax purposes, distributions to shareholders out of tax-exempt interest income earned by each Portfolio of the Fund are not subject to federal income tax if, at the close of each quarter of such Portfolio's taxable year, at least 50% of the value of such Portfolio's total assets consists of tax-exempt obligations. Each Portfolio intends to meet this requirement. Insurance proceeds received by a Portfolio under any insurance policies in respect of scheduled interest payments on defaulted municipal securities, as described herein, will be excludable from gross income in the same manner as interest payments from the insured municipal securities, and consequently such insurance proceeds may be included in exempt-interest dividends which are designated and paid by the Fund.

          Substantially all of the dividends paid by the Fund are anticipated to be exempt from federal income taxes. See, however, "Investment Policies and Restrictions--Alternative Minimum Tax" above. Shortly after the close of each calendar year, a notice is sent to each shareholder advising him of the total dividends paid into his account for the year and the portion of such total that is exempt from federal income taxes. This portion is determined by the ratio of the tax-exempt income to total income for the entire year and, thus, is an annual average rather than a day-by-day determination for each shareholder.

          Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to shareholders as ordinary income. Since each Portfolio's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-received deduction available to corporations. Furthermore, since each Portfolio's investment income is derived from interest rather than dividends, it is expected that for non-corporate shareholders no portion of such distributions will be treated as "qualified dividend income" taxable at a maximum rate of 15% (5% for non-corporate shareholders in lower tax brackets). Long-term capital gains, if any, distributed by a Portfolio to a shareholder are taxable to the shareholder as long-term capital gain, irrespective such shareholder's holding period in his or her shares.

          If a Portfolio's distributions exceed its income and capital gains realized in any year and the Portfolio has current and accumulated earnings and profits for federal income tax purposes, then all or a portion of those distributions may be treated as ordinary income to shareholders for federal income tax purposes.

          Any distributions and redemption proceeds payable to a shareholder may be subject to "backup withholding" tax (currently at a rate of 28%) if such shareholder fails to provide the Fund with his or her correct taxpayer identification number, fails to make certain required certifications, or is notified by the Internal Revenue Service (the "IRS") that he or she is subject to backup withholding. Certain categories of shareholders, including all corporations, are exempt from such backup withholding. Backup withholding is not an additional tax; rather, a shareholder generally may obtain a refund of any amounts withheld under backup withholding rules that exceed such shareholder's income tax liability by filing a refund claim with the IRS, provided that the required information is furnished to the IRS.

          If a shareholder holds shares for six months or less and during that time receives a distribution of long-term capital gains, any loss realized on the sale of the shares during such six-month period would be a long-term capital loss to the extent of such distribution. If a shareholder holds shares for six months or less and during that time receives a distribution of tax-exempt interest income, any loss realized on the sale of the shares would be disallowed to the extent of the distribution.

United States Federal Income Taxation of the Portfolios
-------------------------------------------------------

          The following discussion relates to certain significant United States federal income tax consequences to the Portfolios with respect to the determination of their "investment company taxable income" each year. This discussion assumes that each Portfolio will be taxed as a regulated investment company for each of its taxable years.

          Options and Futures Contracts. Certain listed options and regulated futures contracts are considered "section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Portfolio at the end of each taxable year will be "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by a Portfolio on section 1256 contracts will generally be considered 60% long-term and 40% short-term capital gain or loss. A Portfolio can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

          With respect to over-the-counter options, gain or loss realized by a Portfolio upon the lapse or sale of such options held by the Portfolio will be either long-term or short-term capital gain or loss depending upon the Portfolio's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by a Portfolio will be treated as short-term capital gain or loss. In general, if a Portfolio exercises an option, or an option that the Portfolio has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

          Tax Straddles. Any option, futures contract, interest rate swap, cap or floor, or other position entered into or held by a Portfolio in conjunction with any other position held by such Portfolio may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of a Portfolio's gains and losses with respect to straddle positions by requiring, among other things, that (i) loss realized on disposition of one position of a straddle not be recognized to the extent that such Portfolio has unrealized gains with respect to the other position in such straddle; (ii) such Portfolio's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Portfolio which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Portfolio all of the offsetting positions of which consist of section 1256 contracts.

          Zero Coupon Municipal Securities. Under current federal income tax law, a Portfolio will include in its net investment income as interest each year, in addition to stated interest received on obligations held by the Portfolio, tax-exempt interest income attributable to the Portfolio from holding zero coupon municipal securities. Current federal income tax law requires that a holder (such as a Portfolio) of a zero coupon municipal security accrue as income each year a portion of the original issue discount (i.e., the amount equal to the excess of the stated redemption price of the security at maturity over its issue price) attributable to such obligation even though the Portfolio does not receive interest payments in cash on the security during the year which reflect the accrued discount. As a result of the above rules, in order to make the distributions necessary for a Portfolio not to be subject to federal income or excise taxes, a Portfolio may be required to pay out as an income distribution each year an amount greater than the total amount of cash which the Portfolio has actually received as interest during the year. Such distributions will be made from the cash assets of the Portfolio, from borrowings or by liquidation of portfolio securities, if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Adviser will select which securities to sell. A Portfolio may realize a gain or loss from such sales. In the event a Portfolio realizes capital gains from such sales, its shareholders may receive larger distributions than they would receive in the absence of such sales.

State Taxation of the Portfolios
--------------------------------

          California Portfolio and Insured California Portfolio. It is anticipated that substantially all of the dividends paid by the California Portfolio and Insured California Portfolio will be exempt from California personal income tax. Dividends will be exempt from this tax to the extent derived from interest income from municipal securities issued by the State of California or its political subdivisions. Distributions of capital gains will be subject to California personal income tax. Distributions paid to corporate shareholders will be subject to the California corporate franchise tax but exempt from the California corporate income tax.

          New York Portfolio. It is anticipated that substantially all of the dividends paid by the New York Portfolio will be exempt from New York State and New York City personal and fiduciary income taxes. Dividends will be so exempt to the extent that they are exempt from regular federal income tax and attributable to interest from New York municipal securities.

          Distributions of capital gains will be subject to New York State and New York City personal and fiduciary income taxes. Interest on indebtedness incurred to buy or carry shares of the New York Portfolio generally will not be deductible for New York income tax purposes. Distributions paid to corporate shareholders will be included in New York entire net income for purposes of the franchise tax. The value of shares of the Portfolios will be included in computing investment capital or business capital (but not both) for purposes of the franchise tax.

--------------------------------------------------------------------------------

                             PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------

          Subject to the general oversight of the Board of Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of orders for portfolio transactions for each of the Fund's Portfolios. The Adviser determines the broker or dealer to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission (for transactions on which a commission is payable) and the best price obtainable on each transaction (generally defined as best execution). In connection with seeking best price and execution, the Fund does not consider sales of shares of the Portfolios or other investment companies managed by the Adviser as a factor in the selection of brokers and dealers to effect portfolio transactions and has adopted a policy and procedures reasonably designed to preclude such considerations.

          Most transactions for the Fund's Portfolios, including transactions in listed securities, are executed in the over-the-counter market by approximately fifteen principal market maker dealers with whom the Adviser maintains regular contact. Most transactions made by the Fund will be principal transactions at net prices and the Fund will incur little or no brokerage costs. Where possible, securities will be purchased directly from the issuer or from an underwriter or market maker for the securities unless the Adviser believes a better price and execution is available elsewhere. Purchases from underwriters of newly-issued securities for inclusion in a Portfolio usually will include a concession paid to the underwriter by the issuer and purchases from dealers serving as market makers will include the spread between the bid and asked price.

          The Fund has no obligation to enter into transactions in portfolio securities with any broker, dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one broker or dealer, the Adviser may, in its discretion, purchase and sell securities through brokers and dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Fund. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information.

          Investment decisions for a Portfolio are made independently from those of other investment companies and other advisory accounts managed by the Adviser. It may happen, on occasion, that the same security is held in the portfolio of a Portfolio or one more of such other investment companies or accounts. Simultaneous transactions are likely when several funds or accounts are managed by the same Adviser, particularly, when a security is suitable for the investment objectives of more than one of such companies or accounts. When two or more companies or accounts managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective companies or accounts both as to amount and price, in accordance with a method deemed equitable to each company or account. In some cases, this system may adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio.

          Allocations are made by the officers of the Fund or of the Adviser. Purchases and sales of portfolio securities are determined by the Adviser and are placed with broker-dealers by the order department of the Adviser.

          The Fund may from time to time place orders for the purchase or sale of securities with SCB & Co., an affiliate of the Adviser. In such instances the placement of orders with such broker would be consistent with the Fund's objective of obtaining best execution and would not be dependent upon the fact that SCB & Co. is an affiliate of the Adviser. With respect to orders placed with SCB & Co. for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

          During the fiscal years ended October 31, 2005, 2006 and 2007 the National, Insured National, California, Insured California and New York Portfolios incurred no brokerage commissions.

Disclosure of Portfolio Holdings
--------------------------------

          The Fund believes that the ideas of the Adviser's investment staff should benefit the Portfolios and their shareholders, and does not want to afford speculators an opportunity to profit by anticipating Portfolio trading strategies or using Portfolio information for stock picking. However, the Fund also believes that knowledge of each Portfolio's portfolio holdings can assist shareholders in monitoring their investment, making asset allocation decisions, and evaluating portfolio management techniques.

          The Adviser has adopted, on behalf of the Portfolios, policies and procedures relating to disclosure of the Portfolios' portfolio securities. The policies and procedures relating to disclosure of the Portfolios' portfolio securities are designed to allow disclosure of portfolio holdings information where necessary to the operation of the Portfolios or useful to the Portfolios' shareholders without compromising the integrity or performance of the Portfolios. Except when there are legitimate business purposes for selective disclosure and other conditions (designed to protect the Portfolios and their shareholders) are met, the Portfolios do not provide or permit others to provide information about a Portfolio's portfolio holdings on a selective basis.

          The Portfolios include portfolio holdings information as required in regulatory filings and shareholder reports, disclose portfolio holdings information as required by federal or state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. In addition, the Adviser may post portfolio holdings information on the Adviser's website (www.AllianceBernstein.com). For each portfolio security, the posted information includes its name, the number of shares held by a Portfolio, the market value of the Portfolio's holdings, and the percentage of the Portfolio's assets represented by the portfolio security. The day after portfolio holdings information is publicly available on the website, it may be mailed, e-mailed or otherwise transmitted to any person.

          The Adviser may distribute or authorize the distribution of information about a Portfolio's portfolio holdings that is not publicly available, on the website or otherwise, to the Adviser's employees and affiliates that provide services to the Fund. In addition, the Adviser may distribute or authorize distribution of information about a Portfolio's portfolio holdings that is not publicly available, on the website or otherwise, to the Fund's service providers who require access to the information in order to fulfill their contractual duties relating to the Portfolios, to facilitate the review of the Portfolios by rating agencies, for the purpose of due diligence regarding a merger or acquisition, or for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio shareholders. The Adviser does not expect to disclose information about a Portfolio's portfolio holdings that is not publicly available to the Portfolio's individual or institutional investors or to intermediaries that distribute the Portfolio's shares. Information may be disclosed with any frequency and any lag, as appropriate.

          Before any non-public disclosure of information about a Portfolio's portfolio holdings is permitted, however, AllianceBernstein's Chief Compliance Officer (or his designee) must determine that the Portfolio has a legitimate business purpose for providing the portfolio holdings information, that the disclosure is in the best interests of the Portfolio's shareholders, and that the recipient agrees or has a duty to keep the information confidential and agrees not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Portfolio or any other security. Under no circumstances may the Adviser or its affiliates receive any consideration or compensation for disclosing the information.

          The Adviser has established procedures to ensure that a Portfolio's portfolio holdings information is only disclosed in accordance with these policies. Only AllianceBernstein's Chief Compliance Officer (or his designee) may approve the disclosure, and then only if he or she and a designated senior officer in the Adviser's product management group determines that the disclosure serves a legitimate business purpose of a Portfolio and is in the best interest of the Portfolio's shareholders. AllianceBernstein's Chief Compliance Officer (or his designee) approves disclosure only after considering the anticipated benefits and costs to the Portfolio and its shareholders, the purpose of the disclosure, any conflicts of interest between the interests of the Portfolio and its shareholders and the interests of the Adviser or any of its affiliates, and whether the disclosure is consistent with the policies and procedures governing disclosure. Only someone approved by AllianceBernstein's Chief Compliance Officer (or his designee) may make approved disclosures of portfolio holdings information to authorized recipients. The Adviser reserves the right to request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Adviser's policy and any applicable confidentiality agreement. AllianceBernstein's Chief Compliance Officer (or his designee) or another member of the compliance team reports all arrangements to disclose portfolio holdings information to the Fund's Board of Directors on a quarterly basis. If the Directors determine that disclosure was inappropriate, the Adviser will promptly terminate the disclosure arrangement.

          In accordance with these procedures, each of the following third parties have been approved to receive information concerning the Portfolios' portfolio holdings: (i) the Fund's independent registered public accounting firm, for use in providing audit opinions; (ii) RR Donnelley Financial, Data Communique International and, from time to time, other financial printers, for the purpose of preparing Portfolio regulatory filings; (iii) the Fund's custodian in connection with its custody of the assets of the Portfolios; (iv) Institutional Shareholder Services, Inc. for proxy voting services; and (v) data aggregators, such as Vestek. Information may be provided to these parties at any time with no time lag. Each of these parties is contractually and ethically prohibited from sharing a Portfolio's portfolio holdings information unless specifically authorized.

--------------------------------------------------------------------------------

                               GENERAL INFORMATION

--------------------------------------------------------------------------------

Capitalization
--------------

          The Fund is a Maryland corporation organized in 1987. Effective March 31, 2003, the Fund changed its name from Alliance Municipal Income Fund, Inc. to AllianceBernstein Municipal Income Fund, Inc.

          The authorized capital stock of the Fund presently consists of 45,350,000,000 shares of Common Stock having a par value of $.001 per share, of which 9,100,000,000 shares are presently designated for each of the Insured National and National Portfolios and 9,050,000,000 shares are presently designated for each of the California, Insured California and New York Portfolios. All shares of each Portfolio participate equally in dividends and distributions from that Portfolio, including any distributions in the event of a liquidation. Each share of a Portfolio is entitled to one vote for all purposes, except that, if approved by the Board of Directors and pursuant to the issuance of an exemptive order from the Commission, each holder of stock may be entitled one vote for each dollar of NAV per share of a class. Shares of all series vote for the election of Directors and on any other matter that affects all Portfolios in substantially the same manner as a single series, except as otherwise required by law. As to matters affecting each Portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each Portfolio vote as a separate series. The Board of Directors may determine whether an issue pertains only to a one class or a particular series where it is not otherwise specified by law. There are no conversion or pre-emptive rights in connection with any shares of the Fund. Since voting rights are noncumulative, holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors. All shares of the Fund when duly issued will be fully paid and non-assessable. The rights of the holders of shares of a series or class may not be modified except by the vote of a majority of the aggregate number of shares entitled to be cast such series.

          It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Directors.

          A shareholder will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from a Portfolio's assets and, upon redeeming shares, will receive the then current NAV of the Portfolio represented by the redeemed shares less any applicable CDSC. The Fund is empowered to establish, without shareholder approval, additional portfolios, which may have different investment objectives and policies than those of the Portfolios, and additional classes of shares within each Portfolio. If an additional portfolio or class were established in a Portfolio, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally, shares of each portfolio and class would vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner. Each class of shares of the Portfolios has the same rights and is identical in all respects, except that each of Class A, Class B and Class C shares of a Portfolio bears its own distribution expenses and Class B and Advisor Class shares convert to Class A shares under certain circumstances. Each class of shares of a Portfolio votes separately with respect to the Fund's Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Directors and, in liquidation of a Portfolio, are entitled to receive the net assets of the Portfolio.

          The Board of Directors is authorized to issue and sale shares of the Fund and reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional series of shares. Any issuance of shares of another series would be governed by the 1940 Act and Maryland law.

          As of July 14, 2008, there were outstanding 198,524,637 voting shares of common stock of the Fund, including, 45,693,923 Class A shares, 1,903,448 Class B shares and 6,883,022 Class C shares of the National Portfolio; 12,991,177 Class A shares, 424,683 Class B shares and 1,267,897 Class C shares of the Insured National Portfolio; 40,344,937 Class A shares, 6,028,450 Class B shares and 5,527,920 Class C shares of the New York Portfolio; 57,194,751 Class A shares, 2,493,108 Class B shares and 10,606,907 Class C shares of the California Portfolio; and 5,900,108 Class A shares, 234,109 Class B shares and 1,030,197 Class C shares of the Insured California Portfolio.


          The following is a list of all persons who owned of record or beneficially 5% or more of each class or shares of each Portfolio as of July 14, 2008.

                                         NO. OF SHARES % OF
NAME AND ADDRESS                         OF CLASS                CLASS
----------------                         ----------------        -----

NATIONAL PORTFOLIO
------------------

CLASS A SHARES:
--------------

First Clearing LLC
Special Custody Acct for the
Exclusive Benefit of Customer
10750 Wheat First Dr.
Glen Allen, VA  23060-9243                     2,938,924          6.39%

Citigroup Global Markets
House Account
ATTN:  Cindy Tempesta
333 W. 34th St. FL 3
New York, NY  10001-2402                       2,430,971          5.29%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                     3,043,584          6.62%

MLPF&S
For the Sole Benefit of its
Customers
ATTN: Fund Admin.
4800 Deer Lake Dr. East
2nd Floor
Jacksonville, FL 32246-6484                    4,018,248          8.74%

CLASS B SHARES:
--------------

First Clearing LLC
Special Custody Acct for the
Exclusive Benefit of Customer
10750 Wheat First Dr.
Glen Allen, VA  23060-9243                       225,728         11.86%

MLPF&S
For the Sole Benefit of its
Customers
ATTN: Fund Admin.
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484                      259,934         13.66%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                       217,619         11.44%

CLASS C SHARES:
--------------

First Clearing LLC
Special Custody Acct for the
Exclusive Benefit of Customer
10750 Wheat First Dr.
Glen Allen, VA 23060-9243                        592,510          8.54%

MLPF&S
For the Sole Benefit of its
Customers
ATTN: Fund Admin.
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484                    2,260,259         32.58%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                       565,785          8.16%

INSURED NATIONAL PORTFOLIO
CLASS A SHARES:
Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                       755,062          5.81%

MLPF&S
For the Sole Benefit of its
Customers
ATTN: Fund Admin.
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484                    1,329,350         10.23%

CLASS B SHARES:
--------------

First Clearing LLC
Special Custody Acct for the
Exclusive Benefit of Customer
10750 Wheat First Dr.
Glen Allen, VA 23060-9243                         58,594         13.80%

MLPF&S
For the Sole Benefit of its
Customers
ATTN: Fund Admin.
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484                       48,739         11.48%

Citigroup Global Markets
House Account
ATTN: Cindy Tempesta
333 W. 34th St., Fl. 3
New York, NY 10001-2402                           41,749          9.83%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                        48,787         11.49%

CLASS C SHARES:
--------------

MLPF&S
For the Sole Benefit of its
Customers
ATTN: Fund Admin.
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484                      572,814         45.18%

NEW YORK PORTFOLIO
------------------

CLASS A SHARES:
---------------

Citigroup Global Markets
House Account
ATTN: Cindy Tempesta
333 W. 34th St. Fl. 3
New York, NY 10001-2402                        4,152,968         10.29%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                     5,460,665         13.53%

MLPF&S
For the Sole Benefit of its
Customers
ATTN: Fund Admin.
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484                    2,337,088          5.79%

CLASS B SHARES:
--------------

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                     1,210,518         20.09%

CLASS C SHARES:
--------------

MLPF&S
For the Sole Benefit of its
Customers
ATTN: Fund Admin.
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6486                    1,368,358         24.73%

Citigroup Global Markets
House Account
ATTN: Cindy Tempesta
333 W. 34th St. Fl. 3
New York, NY 10001-2402                          531,509          9.61%

Pershing LLC
P.O. Box 2052
Jersey City, NJ 07303-2052                       372,208          6.73%

Morgan Stanley & Co
Harborside Financial Center
Plaza II 3rd Fl
Jersey City, NJ 07311                            348,779          6.30%

CALIFORNIA PORTFOLIO
--------------------

CLASS A SHARES:
--------------

First Clearing LLC
Special Custody Acct for the
Exclusive Benefit of Customer
10750 Wheat First Dr.
Glen Allen, VA  23060-9243                     2,880,795          5.03%

Citigroup Global Markets
House Account
ATTN: Cindy Tempesta
333 W. 34th St. Fl. 3
New York, NY 10001-2402                        6,173,963         10.78%

Morgan Stanley & Co
Harborside Financial Center
Plaza II 3rd Fl
Jersey City, NJ 07311                          4,831,225          8.43%

AG Edwards & Sons Inc.
Omnibus Account
One North Jefferson
St. Louis, MO  63101-2287                      3,023,615          5.28%

MLPF&S
For the Sole Benefit of its Customers
ATTN: Fund Admin.
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484                    4,746,581          8.29%

CLASS B SHARES:
---------------

MLPF&S
For the Sole Benefit of its
Customers
ATTN: Fund Admin.
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484                      162,381          6.53%

Citigroup Global Markets
House Account
ATTN: Cindy Tempesta
333 W. 34th St. Fl. 3
New York, NY 10001-2402                          126,512          5.09%

CLASS C SHARES:
--------------

MLPF&S
For the Sole Benefit of its
Customers
ATTN: Fund Admin.
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484                    2,889,056         27.23%

Citigroup Global Markets
House Account
ATTN: Cindy Tempesta
333 W. 34th St. Fl. 3
New York, NY 10001-2402                          892,151          8.41%

Morgan Stanley & Co
Harborside Financial Center
Plaza II 3rd Fl
Jersey City, NJ 07211                            651,533          6.14%

INSURED CALIFORNIA PORTFOLIO
----------------------------

CLASS A SHARES:
---------------

MLPF&S
For the Sole Benefit of its
Customers
ATTN: Fund Admin.
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484                      603,236         10.23%

Citigroup Global Markets
House Account
ATTN: Cindy Tempesta
333 W. 34th St. Fl. 3
New York, NY 10001-2402                          635,780         10.78%

CLASS B SHARES:
--------------

MLPF&S
For the Sole Benefit of its
Customers
ATTN: Fund Admin.
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484                       14,357          6.13%

CLASS C SHARES:
--------------

MLPF&S
For the Sole Benefit of its
Customers
ATTN: Fund Admin.
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6486                      223,998         21.74%

Citigroup Global Markets
House Account
ATTN: Cindy Tempesta
333 W. 34th St. Fl. 3
New York, NY 10001-2402                          339,522         32.96%

A G Edwards & Sons Inc.
Omnibus Account
1 N. Jefferson Ave.
St. Louis, MO 63103-2287                         148,785         14.44%


Custodian and Accounting Agent
------------------------------

          State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, acts as custodian for the securities and cash of the Fund but plays no part in deciding the purchase or sale of portfolio securities.

Principal Underwriter
---------------------

          AllianceBernstein Investments, Inc. ("ABI"), an indirect wholly-owned subsidiary of the Adviser, located at 1345 Avenue of the Americas, New York, New York 10105, is the principal underwriter of shares of the Fund. Under the Distribution Services Agreement between the Fund and ABI, the Fund has agreed to indemnify ABI, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel
-------

          Legal matters in connection with the issuance of the shares offered hereby are passed upon by Seward & Kissel LLP, New York, New York.

Independent Registered Public Accounting Firm
---------------------------------------------

          Ernst & Young LLP, 5 Times Square, New York, New York 10036, has been appointed as the independent registered public accounting firm for the Fund.

Additional Information
----------------------

          Any shareholder inquiries may be directed to the shareholder's financial intermediary or to ABIS at the address or telephone numbers shown on the front cover of this SAI. This SAI does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

--------------------------------------------------------------------------------

                         FINANCIAL STATEMENTS AND REPORT
                OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

          The financial statements of AllianceBernstein Municipal Income Fund, Inc. for the fiscal year ended October 31, 2007 and the report of Ernst & Young LLP, independent registered public accounting firm, are incorporated herein by reference to the Fund's annual report. The annual report, dated October 31, 2007, was filed on Form N-CSR with the Commission on January 07, 2008. It is available without charge upon request by calling ABIS at (800) 227-4618.

--------------------------------------------------------------------------------

                  APPENDIX A: BOND AND COMMERCIAL PAPER RATINGS

--------------------------------------------------------------------------------

Securities Ratings

     The ratings of fixed-income securities by nationally recognized statistical rating organizations including Standard & Poor's, Moody's, Fitch, Dominion Bond Rating Service Ltd. and A.M. Best Company are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

     The Adviser generally uses ratings issued by S&P, Moody's, Fitch and Dominion Bond Rating Service Ltd. Some securities are rated by more than one of these ratings agencies, and the ratings assigned to the security by the rating agencies may differ. In such an event and for purposes of determining compliance with restrictions on investments for a Portfolio, if a security is rated by two or more rating agencies, the Adviser will deem the security to be rated at the highest rating. For example, if a security is rated by Moody's and S&P only, with Moody's rating the security as Ba and S&P as BBB, the Adviser will deem the security to be rated as the equivalent of BBB (i.e., Baa by Moody's and BBB by S&P). Or, if a security is rated by Moody's, S&P and Fitch, with Moody's rating the security as Ba1, S&P as BBB and Fitch as BB, the Adviser will deem the security to be rated as the equivalent of BBB (i.e., Ba1 by Moody's, BBB by S&P and BBB by Fitch).

     Unless otherwise indicated, references to securities ratings by one rating agency in this SAI shall include the equivalent rating by another rating agency.

Standard & Poor's Bond Ratings
------------------------------

          A Standard & Poor's municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than a debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories.

          Debt rated "BB", "B", "CCC" or "CC" is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default and payments of interest and/or repayment of principal are in arrears.

          The ratings from "AAA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings
--------------------

          Excerpts from Moody's description of its municipal bond ratings: Aaa - judged to be the best quality, carry the smallest degree of investment risk; Aa
- judged to be of high quality by all standards; A - possess many favorable investment attributes and are to be considered as higher medium grade obligations; Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured and have speculative characteristics as well; Ba, B, Caa, Ca, C - protection of interest and principal payments is questionable; Ba indicates some speculative elements while Ca represents a high degree of speculation and C represents the lowest rated class of bonds; Caa, Ca and C bonds may be in default. Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks at the lower end of its generic rating category.

Short-Term Municipal Loans
--------------------------

          Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

          S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay principal and interests will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest.

Other Municipal Securities and Commercial Paper
-----------------------------------------------

          "Prime-1" is the highest rating assigned by Moody's for other short-term municipal securities and commercial paper, and "A-1+" and "A-1" are the two highest ratings for commercial paper assigned by S&P (S&P does not rate short-term tax-free obligations). Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of "Prime", while S&P uses the number 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". Issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk, margins of support for current indebtedness are large or stable with cash flow and asset protection well assured, current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Commercial paper issuers rated "A" by S&P have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better, the issuer has access to at least two additional channels of borrowing, and basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.

Fitch Ratings
International Long-Term Credit Ratings
--------------------------------------

          Investment Grade

          AAA - Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          AA - Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          A - High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          BBB - Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

          Speculative Grade

          BB - Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          B - Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

          DDD, DD, D - Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%.

          Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

Fitch Ratings
International Short-Term Credit Ratings
---------------------------------------

          F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

          F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          D - Default. Denotes actual or imminent payment default.

Notes to Long-term and Short-term ratings:

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'.

'NR' indicates that Fitch does not rate the issuer or issue in question.

'Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are 'stable' could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Further Rating Distinctions
---------------------------

          While ratings provide an assessment of the obligor's capacity to pay debt service, it should be noted that the definition of obligor expands as layers of security are added. If municipal securities are guaranteed by third parties then the "underlying" issuers as well as the "primary" issuer will be evaluated during the rating process. In some cases, depending on the scope of the guaranty, such as bond insurance, bank letters of credit or collateral, the credit enhancement will provide the sole basis for the rating given.

Minimum Rating(s) Requirements
------------------------------

          For minimum rating(s) requirements for the Portfolios' securities, please refer to "Description of Portfolio(s): Municipal Securities" in the Prospectus.

SK 00250 0157 833560 v3

                                     PART C
                                OTHER INFORMATION

ITEM 23.  Exhibits

          (a) Articles of Amendment and Restatement of Articles of Incorporation of the Registrant, dated February 1, 2006 and filed February 23, 2006 - Incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 37 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-7812 and 811-04791), filed with the Securities and Exchange Commission on January 31, 2007.

          (b) Amended and Restated By-Laws of the Registrant - Incorporated by reference to Exhibit 99.77Q1 - Other Exhibits of the Registrant's Semi-Annual Report on Form NSAR-A (File Nos. 33-7812 and 811-04791), filed with the Securities and Exchange Commission on June 29, 2006.

          (c)  Not applicable.

          (d) Form of Amended Advisory Agreement between the Registrant and AllianceBernstein L.P. - Incorporated by reference to Exhibit (d) to Post-Effective Amendment No. 37 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-7812 and 811-04791), filed with the Securities and Exchange Commission on January 31, 2007.

          (e) (1) Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. (formerly Alliance Fund Distributors, Inc.) - Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 24 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-7812 and 811-04791), filed with the Securities and Exchange Commission on January 30, 1998.

               (2) Amendment to Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. (formerly Alliance Fund Distributors, Inc.) - Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 24 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-7812 and 811-04791), filed with the Securities and Exchange Commission on February 3, 1997.

               (3) Form of Amendment to Distribution Services Agreement between Registrant and AllianceBernstein Investments, Inc. (formerly known as Alliance Fund Distributors, Inc.) - Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 37 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-7812 and 811-04791), filed with the Securities and Exchange Commission on January 31, 2007.


               (4) Form of Selected Dealer Agreement between AllianceBernstein Investments, Inc. (formerly Alliance Fund Distributors, Inc.) and selected dealers offering shares of Registrant - Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 34 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-7812 and 811-04791), filed with the Securities and Exchange Commission on January 28, 2005.

               (5) Form of Selected Agent Agreement between AllianceBernstein Investments, Inc. (formerly Alliance Fund Distributors, Inc.) and selected agents making available shares of Registrant - Incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 34 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-7812 and 811-04791), filed with the Securities and Exchange Commission on January 28, 2005.

          (f)  Not applicable.

          (g) (1) Custodian Contract with State Street Bank and Trust Company as assigned to Registrant by Alliance Tax-Free Income Fund, the predecessor of the Registrant - Incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 24 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-7812 and 811-04791), filed with the Securities and Exchange Commission on January 30, 1998.

               (2) Assignment to Registrant of the then existing Custodian Agreement between Alliance Tax-Free Income Fund, the predecessor of the Registrant, and State Street Bank and Trust Company - Incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 24 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-7812 and 811-04791), filed with the Securities and Exchange Commission on January 30, 1998.

          (h) (1) Transfer Agency Agreement between Registrant and AllianceBernstein Investor Services, Inc. - Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 24 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-7812 and 811-04791), filed with the Securities and Exchange Commission on January 30, 1998.

               (2) Form of Amendment to Transfer Agency Agreement between Registrant and AllianceBernstein Investor Services, Inc. (formerly known as Alliance Fund Services, Inc.) - Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 37 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-7812 and 811-04791), filed with the Securities and Exchange Commission on January 31, 2007.

               (3) Form of Expense Limitation Undertaking by AllianceBernstein L.P. - Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 25 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-7812 and 811-04791), filed with the Securities and Exchange Commission on January 29, 1999.

          (i)  Opinion and Consent of Seward & Kissel LLP - Filed herewith.

          (j) Consent of Independent Registered Public Accounting Firm - Filed herewith.


          (k)  Not applicable.

          (l)  Not applicable.

          (m)  Rule 12b-1 Plan - See Exhibit (e)(1) hereto.

          (n) Amended and Restated Rule 18f-3 Plan - Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 32 of the Registrant's Registration Statement on Form N-1A (File Nos. 33-7812 and 811-04791) filed with the Securities and Exchange Commission on January 30, 2004.

          (o)  Reserved.

          (p) (1) Code of Ethics for the Fund - Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 74 of the Registration Statement on Form N-1A of AllianceBernstein Bond Fund, Inc. (file Nos. 2-48227 and 811-2383), filed with the Securities and Exchange Commission on October 6, 2000, which is substantially identical in all material respects except as to the party which is the Registrant.

               (2) Code of Ethics for the AllianceBernstein L.P. and AllianceBernstein Investments, Inc. - Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of The AllianceBernstein Pooling Portfolios (File Nos. 333-120487 and 811-21673), filed with the Securities and Exchange Commission on December 29, 2006.

          Other Exhibits:

          Powers of Attorney for: Marc O. Mayer, John H. Dobkin, Michael J. Downey, William H. Foulk, Jr., D. James Guzy, Nancy P. Jacklin, Garry
          L. Moody, Marshall C. Turner, Jr. and Earl D. Weiner - Filed herewith.

ITEM 24.  Persons Controlled by or under Common Control with Registrant

          None.

ITEM 25.  Indemnification

          It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland, which is incorporated by reference herein, and as set forth in Article EIGHTH of Registrant's Articles of Amendment and Restatement of Articles of Incorporation, filed as Exhibit (a) in response to Item 23, Article IX of Registrant's Amended and Restated By-laws filed as Exhibit (b) and Section 10 of the proposed Distribution Services Agreement filed as Exhibit (e)(1), all as set forth below.

          The liability of the Registrant's directors and officers is dealt with in Article EIGHTH of Registrant's Articles of Amendment and Restatement of Articles of Incorporation, as set forth below. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Advisory Agreement filed as Exhibit (d) in response to Item 23 of this Registration Statement, as set forth below.

ARTICLE EIGHTH OF REGISTRANT'S ARTICLES OF AMENDMENT AND RESTATEMENT OF ARTICLES OF INCORPORATION READS AS FOLLOWS:

          (1) To the maximum extent that Maryland law in effect from time to time permits limitation of the liability of directors and officers of a corporation, no present or former director or officer of the Corporation shall be liable to the Corporation or its stockholders for money damages.

          (2) The Corporation shall have the power, to the maximum extent permitted by Maryland law in effect from time to time, to obligate itself to indemnify, and to pay or reimburse reasonable expenses in advance of final disposition of a proceeding to, (a) any individual who is a present or former director or officer of the Corporation or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or any other enterprise from and against any claim or liability to which such person may become subject or which such person may incur by reason of his status as a present or former director or officer of the Corporation. The Corporation shall have the power, with the approval of the Board of Directors, to provide such indemnification and advancement of expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation.

          (3) The provisions of this Article EIGHTH shall be subject to the limitations of the Investment Company Act.

          (4) Neither the amendment nor repeal of this Article EIGHTH, nor the adoption or amendment of any other provision of the Charter or Bylaws inconsistent with this Article EIGHTH, shall apply to or affect in any respect the applicability of the preceding sections of this Article EIGHTH with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

ARTICLE IX OF THE REGISTRANT'S AMENDED AND RESTATED BY-LAWS READS AS FOLLOWS:

          To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to
(a) any individual who is a present or former director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in any such capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in any such capacity. The Corporation may, with the approval of its Board of Directors or any duly authorized committee thereof, provide such indemnification and advance for expenses to a person who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. The termination of any claim, action, suit or other proceeding involving any person, by judgment, settlement (whether with or without court approval) or conviction or upon a plea of guilty or nolo contendere, or its equivalent, shall not create a presumption that such person did not meet the standards of conduct required for indemnification or payment of expenses to be required or permitted under Maryland law, these Bylaws or the Charter. Any indemnification or advance of expenses made pursuant to this Article shall be subject to applicable requirements of the 1940 Act. The indemnification and payment of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment of expenses may be or may become entitled under any bylaw, regulation, insurance, agreement or otherwise.

          Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or Charter inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

          The Advisory Agreement between the Registrant and AllianceBernstein L.P. provides that AllianceBernstein L.P. will not be liable under such agreements for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein shall be deemed to protect AllianceBernstein L.P. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its duties or obligations thereunder.

          The Distribution Services Agreement between the Registrant and AllianceBernstein Investments, Inc. ("ABI") (formerly Alliance Fund Distributors, Inc.) provides that the Registrant will indemnify, defend and hold ABI, and any person who controls it within the meaning of Section 15 of the Securities Act of 1933 (the "Securities Act"), free and harmless from and against any and all claims, demands, liabilities and expenses which ABI or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading, provided that nothing therein shall be so construed as to protect ABI against any liability to the Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties thereunder or by reason of reckless disregard of its obligations and duties thereunder.

          The foregoing summaries are qualified by the entire text of Registrant's Articles of Incorporation (and any amendments thereto), the Advisory Agreement between the Registrant and AllianceBernstein L.P. and the Distribution Services Agreement between the Registrant and ABI which are filed as Exhibits (a), (d), and (e)(1), respectively, in response to Item 23 and each of which are incorporated by reference herein.

          Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

          The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by AllianceBernstein L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

ITEM 26.  Business and Other Connections of Adviser.

          The descriptions of AllianceBernstein L.P. under the caption "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

          The information as to the directors and officers of AllianceBernstein Corporation, the general partner of AllianceBernstein L.P., set forth in AllianceBernstein L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File No. 801-32361) and amended through the date hereof, is incorporated by reference.

ITEM 27.  Principal Underwriters.

     (a) ABI is the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. ABI also acts as Principal Underwriter or Distributor for the following investment companies:

          AllianceBernstein Balanced Shares, Inc.
          AllianceBernstein Blended Style Series, Inc.
          AllianceBernstein Bond Fund, Inc.
          AllianceBernstein Cap Fund, Inc.
          AllianceBernstein Corporate Shares
          AllianceBernstein Diversified Yield Fund, Inc.
          AllianceBernstein Exchange Reserves
          AllianceBernstein Fixed-Income Shares, Inc.
          AllianceBernstein Focused Growth & Income Fund, Inc.
          AllianceBernstein Global Bond Fund, Inc.
          AllianceBernstein Global Health Care Fund, Inc.
          AllianceBernstein Global Real Estate Investment Fund, Inc. AllianceBernstein Global Research Growth Fund, Inc.
          AllianceBernstein Global Technology Fund, Inc.
          AllianceBernstein Greater China '97 Fund, Inc.
          AllianceBernstein Growth and Income Fund, Inc.
          AllianceBernstein High Income Fund, Inc.
          AllianceBernstein Institutional Funds, Inc.
          AllianceBernstein Intermediate California Municipal Portfolio(1) AllianceBernstein Intermediate Diversified Municipal Portfolio(1) AllianceBernstein Intermediate New York Municipal Portfolio(1) AllianceBernstein International Portfolio(1)
          AllianceBernstein International Growth Fund, Inc.
          AllianceBernstein Large Cap Growth Fund, Inc.
          AllianceBernstein Mid-Cap Growth Fund, Inc.
          AllianceBernstein Municipal Income Fund II
          AllianceBernstein Short Duration Portfolio(1)
          AllianceBernstein Tax-Managed International Portfolio(1) AllianceBernstein Trust
          AllianceBernstein Utility Income Fund, Inc.
          AllianceBernstein Variable Products Series Fund, Inc.
          Sanford C. Bernstein Fund II, Inc.
          The AllianceBernstein Pooling Portfolios
          The AllianceBernstein Portfolios

----------
(1)  This is a retail Portfolio of Sanford C. Bernstein Fund, Inc.

     (b) The following are the Directors and Officers of ABI, the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

                                                             POSITIONS AND
                             POSITIONS AND                   OFFICES
NAME                         OFFICES WITH UNDERWRITER        WITH REGISTRANT
----                         ------------------------        ---------------

Directors
---------

Marc O. Mayer                Executive Managing Director

Mark R. Manley               Director

Ranjani Nagaswami            Senior Managing Director
                             and Chief Investment Officer

Officers
--------

Marc O. Mayer                Executive Managing Director     President and Chief
                                                             Executive Officer

Ranjani Nagaswami            Senior Managing Director
                             and Chief Investment Officer

Gerald M. Lieberman          President
                             and Chief Operating Officer

Richard A. Davies            Executive Vice President &
                             Managing Director

Kurt H. Schoknecht           Executive Vice President

Frank Speno                  Executive Vice President

Andrew L. Gangolf            Senior Vice President and       Assistant Secretary
                             Assistant General Counsel

Emilie D. Wrapp              Senior Vice President,          Secretary
                             Assistant General Counsel
                             and Assistant Secretary

Daniel A. Notto              Senior Vice President,
                             Counsel and Assistant
                             Secretary

Christopher S. Alpaugh       Senior Vice President

Audie G. Apple               Senior Vice President

Steven R. Barr               Senior Vice President and
                             Assistant Secretary

Amy I. Belew                 Senior Vice President

Susan H. Burton              Senior Vice President

Peter G. Callahan            Senior Vice President

Russell R. Corby             Senior Vice President

John W. Cronin               Senior Vice President

Robert J. Cruz               Senior Vice President

Jennifer M. DeLong           Senior Vice President

David B. Edlin               Senior Vice President

John C. Endahl               Senior Vice President

Adam E. Engelhardt           Senior Vice President

John Edward English          Senior Vice President


Edward J. Farrell            Senior Vice President and
                             Controller

Donald N. Fritts             Senior Vice President

Kenneth L. Haman             Senior Vice President

Joseph P. Healy              Senior Vice President

Mary V. Kralis Hoppe         Senior Vice President

Scott Hutton                 Senior Vice President

Robert H. Joseph, Jr.        Senior Vice President and
                             Assistant Treasurer

David W. Levi                Senior Vice President

Eric L. Levinson             Senior Vice President

James F. Lyons               Senior Vice President and
                             Regional/Regent

Matthew P. Mintzer           Senior Vice President

Thomas F. Monnerat           Senior Vice President

Joanna D. Murray             Senior Vice President

Jeffrey A. Nye               Senior Vice President

John J. O'Connor             Senior Vice President

Catherine N. Peterson        Senior Vice President

Mark A. Pletts               Senior Vice President

Stephen C. Scanlon           Senior Vice President

John P. Schmidt              Senior Vice President

Gregory K. Shannahan         Senior Vice President

Andrew D. Strauss            Senior Vice President

Peter J. Szabo               Senior Vice President

Joseph T. Tocyloski          Senior Vice President

David R. Turnbough           Senior Vice President

Craig E. Welch               Senior Vice President

Mark D. Gersten              Vice President and Treasurer

Patrick E. Ryan              Vice President and Chief
                             Financial Officer

Albert J. Angelus            Vice President

Jire J. Baran                Vice President

Kenneth F. Barkoff           Vice President

Peter J. Barron              Vice President

William G. Beagle            Vice President

Joseph J. Bilello            Vice President

Gregory P. Best              Vice President

Chris Boeker                 Vice President

Richard A. Brink             Vice President

Shaun D. Bromley             Vice President

Beth P. Bruen                Vice President

Brian Buehring               Vice President

Anthony J. Busacca, Jr.      Vice President

Kevin T. Cannon              Vice President

Daniel W. Carey              Vice President

Christopher C. Cavanagh      Vice President

Tobin W. Chakeen             Vice President

Alice L. Chan                Vice President

Laura A. Channell            Vice President

Emily A. Chien               Vice President

Flora Chuang                 Vice President

Kyle E. Clapp                Vice President

Kimberly A. Collins (Gorub)  Vice President

Peter T. Collins             Vice President

Joseph D. Connell, Jr.       Vice President

Kenneth J. Connors           Vice President

Michael C. Conrath           Vice President

Dwight P. Cornell            Vice President

Robert A. Craft              Vice President

John D. Curry                Vice President

Walter F. Czaicki            Vice President

John M. D'Agostino           Vice President

Brett E. Dearing             Vice President

Aaron E. Deedon              Vice President

Christine M. Dehil           Vice President

Darren K. DeSimone           Vice President

Ronald G. Dietrich           Vice President

Joseph A. DiMauro            Vice President

Carmela Di Meo               Vice President

Joseph T. Dominguez          Vice President

Paul D. Eck                  Vice President

Robert E. Emrich             Vice President

Bernard J. Eng               Vice President

Daniel Ennis                 Vice President

Michael J. Eustic            Vice President

Stacia B. Eyerly-Hatfield    Vice President

Hollie G. Fagan              Vice President

Antonio Fernandez Gutierrez  Vice President

Matthew G. Fetchko           Vice President

Michael F. Foy               Vice President

Kevin T. Gang                Vice President

Christine E. Gaze            Vice President

Mark A. Gessner              Vice President

Mark C. Glatley              Vice President

Brian P. Hanna               Vice President

John G. Hansen               Vice President

Shannon R. Harkins           Vice President

Terry L. Harris              Vice President

Michael S. Hart              Vice President

Daniel R. Hemberger          Vice President

Eric M. Hirschfeld           Vice President

Melanie M. Hoppe             Vice President

Dinah J. Huntoon             Vice President

Anthony D. Ialeggio          Vice President

Eric S. Indovina             Vice President

Oscar J. Isoba               Vice President

Marcelo G. Isuani            Vice President

Kumar Jagdeo II              Vice President

Nivan Jaleeli                Vice President

Matthew L. Joki              Vice President

Kevin D. Kelly               Vice President

Russell J. Kiefer            Vice President

Jung M. Kim                  Vice President

Joseph B. Kolman             Vice President

Ted R. Kosinski              Vice President

Scott M. Krauthamer          Vice President

David J. Kubik               Vice President

Jeanmarie M. LaBonte         Vice President

Jeffrey J. Lamb              Vice President

Lauris S. Lambergs           Vice President

Christopher J. Larkin        Vice President

Anita Y. Lee                 Vice President

Laurel E. Lindner            Vice President

James M. Liptrot             Vice President and
                             Assistant Controller

Armando C. Llanes            Vice President

Christine A. Long            Vice President

Colleen S. Lorence           Vice President

Edward R. Lupo               Vice President

Joanne B. Mack               Vice President

Jennifer L. Magill           Vice President

George J. Manning            Vice President

Silvia Manz                  Vice President

Osama Mari                   Vice President

Danielle F. Marx             Vice President

Shannon M. Massey            Vice President

Jay G. McAndrew              Vice President

Joseph R. McLean             Vice President

Shaun C. McDonald            Vice President

Craig S. McKenna             Vice President

Safia B. Mehta               Vice President

Bart D. Miller               Vice President

Troy E. Mosconi              Vice President

Paul S. Moyer                Vice President

Wendy Kam Mui Li             Vice President

Juan Mujica                  Vice President

John F. Multhauf             Vice President

Jason S. Muntner             Vice President

Jesse R. Murphy              Vice President

Sharon E. Murphy             Vice President

Robert D. Nelms              Vice President

Jamie A. Nieradka            Vice President

Suzanne E. Norman            Vice President

Alexandria N. Novak          Vice President

John J. Onofrio              Vice President and
                             Assistant Treasurer

Alex E. Pady                 Vice President

David D. Paich               Vice President

Kimchu Perrington            Vice President

Leo J. Peters IV             Vice President

Melanie L. Petsch            Vice President

Thomas C. Pfeifer            Vice President

Andreas Pfunder              Vice President

Neal B. Picker               Vice President

John D. Prosperi             Vice President

Carol H. Rappa               Vice President

Juhi Rathee                  Vice President

Jessie A. Reich              Vice President

Heidi A. Richardson          Vice President

James A. Rie                 Vice President

Lauryn A. Rivello            Vice President

Patricia A. Roberts          Vice President

Francis W. Ross              Vice President

Miguel A. Rozensztroch       Vice President

Cynthia A. Sachs             Vice President

Thomas E. Sawyer             Vice President

Kristin M. Seabold           Vice President

William D. Shockley          Vice President

Joy R. Seijas                Vice President

Stuart L. Shaw               Vice President

Praveen K. Singh             Vice President

Karen Sirett                 Vice President

Elizabeth M. Smith           Vice President

Gerald B. Smith              Vice President

Laurie L. Snively            Vice President

Daniel L. Stack              Vice President

Ben H. Stairs                Vice President

Eileen Stauber               Vice President

Jason P. Stevens             Vice President

Brian D. Stokes              Vice President

Kelly P. Sudovar             Vice President

Scott M. Tatum               Vice President

John A. Taylor               Vice President

Nancy D. Testa               Vice President

Michael B. Thayer            Vice President

Jay D. Tini                  Vice President

Keri-Ann S. Toritto          Vice President

Laura L. Tocchet             Vice President

Louis L. Tousignant          Vice President

Elizabeth K. Tramo           Vice President

James R. Van Deventer        Vice President

Thomas M. Vitale             Vice President

Marie R. Vogel               Vice President

Cory A. Weiser               Vice President

Paul C. Wharf                Vice President

Christian G. Wilson          Vice President

Stephen M. Woetzel           Vice President

Joanna Wong                  Vice President

Tao T. Wu                    Vice President

Joseph Abate                 Assistant Vice President

Kandice L. Abraham           Assistant Vice President

John M. Adams                Assistant Vice President

Kimberly D. Alfano           Assistant Vice President

Constantin L. Andreae        Assistant Vice President

DeAnna D. Beedy              Assistant Vice President

Roy C. Bentzen               Assistant Vice President

Brandon W. Born              Assistant Vice President

Scott A. Brown               Assistant Vice President

Judith A. Chin               Assistant Vice President

Robyn L. (Cohen) Barger      Assistant Vice President

David E. Condon              Assistant Vice President

Robert M. Couzzo             Assistant Vice President

Christine M. Crowley         Assistant Vice President

Jamila Dalia                 Assistant Vice President

Lauren B. Danziger           Assistant Vice President

Daniel A. Dean               Assistant Vice President

Nina M. DeLeon               Assistant Vice President

Ralph A. DiMeglio            Assistant Vice President

Kilie A. Donahue             Assistant Vice President

Bradford P. Doninger         Assistant Vice President

Brian M. Dunkin              Assistant Vice President

Diana Eriksen                Assistant Vice President

Jessica M. Fernandez         Assistant Vice President

Robert A. Fiorentino         Assistant Vice President

Andrew W. Frevert            Assistant Vice President

Jose R. Garcia               Assistant Vice President

Julie E. Gerstmayr           Assistant Vice President

Michele J. Giangrande        Assistant Vice President

Stephanie Y. Giaramita       Assistant Vice President

Adam J. Gilbert              Assistant Vice President

Raniero J. Gimeno            Assistant Vice President

Cecilia N. Gomes             Assistant Vice President

Stefanie M. Gonzalez         Assistant Vice President

Friederike Grote             Assistant Vice President

John J. Gulino               Assistant Vice President

Kelly P. Guter-Sudafer       Assistant Vice President

Junko Hisamatsu (Cox)        Assistant Vice President

Arthur F. Hoyt, Jr.          Assistant Vice President

Grace Huaman                 Assistant Vice President

Gregg L. Jones               Assistant Vice President

Junko Kimura                 Assistant Vice President

Stephen J. Laffey            Assistant Vice President        Assistant Secretary
                             and Counsel

Jayson W. Leisenring         Assistant Vice President

Jonathan M. Liang            Assistant Vice President

Brian C. Lynch               Assistant Vice President

Mark J. Maier                Assistant Vice President

Matthew J. Malvey            Assistant Vice President

Francesco Martello           Assistant Vice President

Russell B. Martin            Assistant Vice President

David G. Mitchell            Assistant Vice President

Christina A. Morse           Assistant Vice President        Assistant Secretary
                             and Counsel

Jennifer A. Mulhall          Assistant Vice President

Isabella Nunes               Assistant Vice President

Ian J. O'Brien-Rupert        Assistant Vice President

Margaret G. O'Neill          Assistant Vice President

Brian W. Paulson             Assistant Vice President

Ling Shan E. Phua            Assistant Vice President

Vinod B. Pittampalli         Assistant Vice President

Damien J. Porras             Assistant Vice President

Joseph J. Proscia            Assistant Vice President

Mark A. Quarno               Assistant Vice President

Marc S. Reed                 Assistant Vice President

Maria C. Ricci               Assistant Vice President

Jennifer R. Rolf             Assistant Vice President

Kristin M. Sammon            Assistant Vice President

Catherine D. Sanders         Assistant Vice President

Justin S. Scheckner          Assistant Vice President

Kristi F. Smith              Assistant Vice President

Orlando Soler                Assistant Vice President

Matthew M. Stebner           Assistant Vice President

Logan S. Tamres              Assistant Vice President

Christopher R. Thabet        Assistant Vice President

William Tohme                Assistant Vice President

Ellen Tobin                  Assistant Vice President

Damaris Torres               Assistant Vice President

Kayoko Umino                 Assistant Vice President

Laurence Vandecasteele       Assistant Vice President

Jennifer L. Vos              Assistant Vice President

Kellie L. Weil               Assistant Vice President

Johnathan D. Wilkinson       Assistant Vice President

Martin J. Zayac              Assistant Vice President

Thomas M. Zottner            Assistant Vice President

Mark R. Manley               Secretary

Colin T. Burke               Assistant Secretary


ITEM 28.  Location of Accounts and Records.

          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, Texas 78278-6003, and at the offices of State Street Bank and Trust Company, the Registrant's Custodian. All other records so required to be maintained are maintained at the offices of AllianceBernstein L.P., 1345 Avenue of the Americas, New York, New York 10105.

ITEM 29.  Management Services.

          Not applicable.

ITEM 30.  Undertakings.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness to this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 39 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 6th day of August, 2008.

                             ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.


                             By: /s/ Marc O. Mayer*
                                 --------------------
                                     Marc O. Mayer
                                     President



          Pursuant to the requirements of the Securities Act of l933, this Post-Effective Amendment No. 39 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

     Signature                        Title                  Date
     ---------                        -----                  ----

(1)  Principal Executive Officer:

     /s/ Marc O. Mayer*               President and          August 6, 2008
     ------------------------         Executive Managing
     Marc O. Mayer                    Director


(2)  Principal Financial and
     Accounting Officer:

     /s/ Joseph J. Mantineo           Treasurer and          August 6, 2008
     ------------------------         Chief Financial
         Joseph J. Mantineo           Officer

(3)  Directors:

     Marc O. Mayer*
     John H. Dobkin*
     Michael J. Downey*
     William H. Foulk, Jr.*
     D. James Guzy*
     Nancy P. Jacklin*
     Garry L. Moody*
     Marshall C. Turner, Jr.*
     Earl D. Weiner*

*By  /s/ Emilie D. Wrapp                                     August 6, 2008
     ------------------------
         Emilie D. Wrapp
         (Attorney-in-fact)

                                INDEX TO EXHIBITS
                                -----------------


Exhibit No.      Description of Exhibits
-----------      -----------------------

(i)              Opinion and Consent of Seward & Kissel LLP

(j)              Consent of Independent Registered Public Accounting Firm -
                 (Ernst & Young LLP)

Other Exhibits   Powers of Attorney


SK 00250 0157 904209